N-4		12 Months Ended
	Apr. 20, 2026 USD ($) yr	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Prospectus:
Document Type	N-4
Entity Registrant Name	Brighthouse Life Insurance Company of NY
Entity Central Index Key	0001167609
Entity Investment Company Type	N-4
Document Period End Date	Apr. 20, 2026
Amendment Flag	false
Brighthouse Shield Level II 6-Year (NY)
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Credits are Based in Part on Index Performance [Text Block]	Each Shield Option also has a Rate Crediting Type. The Cap Rate, Step Rate, and Step Rate Edge (each, a “Rate Crediting Type”) are the three ways we offer that you can potentially receive positive interest based on the performance of an Index. We limit the positive Index Performance used in calculating the interest credited to a Shield Option at the Term End Date through the Cap Rate, Step Rate, or Step Rate Edge. Positive interest may be credited up to the specified Cap Rate or equal to the specified Step Rate or Edge Rate. •The Cap Rate is the maximum rate that may be credited at the Term End Date based on Index Performance. For example, if you invest in a Shield Option with a 10% Cap Rate, and the Index Performance is 15% at the end of the Term, the Performance Rate will be 10% (the Index Performance up to the Cap Rate), meaning that we will increase the Investment Amount associated with the Shield Option by 10%.•The Step Rate is the rate credited at the Term End Date if the Index Performance is equal to or greater than zero. For example, if you invest in a Shield Option with an 8% Step Rate, and the Index Performance is 15% at the end of the Term, the Performance Rate will be 8% (the Step Rate), meaning that we will increase the Investment Amount associated with the Shield Option by 8%.•For Shield Options with Step Rate Edge, the Edge Rate is the rate credited at the Term End Date if the Index Performance is equal to or greater than the Shield Rate. For example, if you invest in a Shield Option with a 10% Shield Rate and a 7% Edge Rate, and the Index Performance at the end of the Term is 3% (Index Performance greater than the Shield Rate), the Performance Rate will equal the Edge Rate, or 7%. This means that we will increase the Investment Amount associated with the Shield Option by 7%. Similarly, if the Index Performance is -10% (Index Performance equal to the Shield Rate), the Performance Rate will also equal the Edge Rate, or 7%. On the other hand, if the Index Performance is -15% (Index Performance is negative by more than the Shield Rate), the Performance Rate will equal -5% (the negative Index Performance in excess of the Shield Rate). This means that we will decrease the Investment Amount associated with the Shield Option by -5%. Shield Options with a Cap Rate are described in the Cap Rate Shield Option Rider attached to your Contract. Shield Options with a Step Rate are described in the Step Rate Shield Option Rider attached to your Contract. Shield Options with Step Rate Edge are described in the Step Rate Edge Shield Option Rider attached to your Contract. New Cap Rates, Step Rates, and Edge Rates are declared for each subsequent Term, subject to the minimum guaranteed rates for each Rate Crediting Type. The Minimum Guaranteed Cap Rate for your Contract is the amount shown in the Cap Rate Shield Option Rider attached to your Contract and may vary by Shield Rate, but will not be less than 3.5%. The Minimum Guaranteed Step Rate for your Contract is the amount shown in the Step Rate Shield Option Rider attached to your Contract and may vary by Shield Rate, but will not be less than 4.5%. The Minimum Guaranteed Edge Rate for your Contract is the amount shown in the Step Rate Edge Shield Option Rider attached to your Contract and may vary by Shield Rate, but will not be less than 4.5%. There are two ways you may find out what the renewal Cap Rates, Step Rates, and Edge Rates will be for a subsequent Term. Thirty (30) days before the current Term expires, we will send you a notification, written or electronic depending on your selected preferences, indicating your maturing Shield Options and how you can obtain the different Shield Options available at the Term End Date, including the new Cap Rates, Step Rates, Edge Rates, and the interest rate for the Fixed Account. You may also access our website at https://www.brighthousefinancial.com/products/rates/ where at least two months of renewal rates for the Rate Crediting Types and the interest rate for the Fixed Account are posted – i.e., for the current month and the following month. See “RATE CREDITING TYPES” for more information. For each Shield Option, you select the Term, the Shield Rate and which Securities Index you want the performance of your Contract to be based on. For example, if you select Shield 10 with a 1-Year Term, you may also select whether you want your Contract performance based on the Cap Rate, Step Rate, or Edge Rate, when applicable.
Index-Linked Option Overview, Investor Could Lose Money if Index Declines [Text Block]	You could lose a significant amount of money if the Index declines in value.
Index-Linked Option Overview, Limits the Negative Return [Text Block]	The Shield Options offer guarantees against a specified level of negative interest—guarantees we call “Shield Rates.” We use the Shield Rates to limit the negative Index Performance used in calculating the interest rate credited to a Shield Option at the Term End Date (the “Performance Rate”). The protections specified by the Shield Rate and the level of positive investment experience that can be credited to the Account Value allowed by the Cap Rate or specified by the Step Rate or Edge Rate are only fully available for the amounts held until the end of the Term. We currently offer Shield Rates of 10% (“Shield 10”), 15% (“Shield 15”), or 25% (“Shield 25”). The Shield Rate is a limited buffer where we absorb any negative Index Performance on the Term End Date up to the Shield Rate. Any negative Index Performance beyond the Shield Rate will reduce the Investment Amount associated with the Shield Option. For example, -15% Index Performance with a 10% Shield Rate will result in a -5% Performance Rate (the amount of negative Index Performance that exceeds the Shield Rate), meaning that we will reduce the Investment Amount associated with the Shield Option by -5%.
Index-Linked Option Overview, Example of Limiting the Negative Return [Text Block]	We currently offer Shield Rates of 10% (“Shield 10”), 15% (“Shield 15”), or 25% (“Shield 25”). The Shield Rate is a limited buffer where we absorb any negative Index Performance on the Term End Date up to the Shield Rate. Any negative Index Performance beyond the Shield Rate will reduce the Investment Amount associated with the Shield Option. For example, -15% Index Performance with a 10% Shield Rate will result in a -5% Performance Rate (the amount of negative Index Performance that exceeds the Shield Rate), meaning that we will reduce the Investment Amount associated with the Shield Option by -5%.
Index-Linked Option Overview, Guaranteed Minimum Limit on Index Losses [Text Block]	The Minimum Guaranteed Cap Rate for your Contract is the amount shown in the Cap Rate Shield Option Rider attached to your Contract and may vary by Shield Rate, but will not be less than3.5%. The Minimum Guaranteed Step Rate for your Contract is the amount shown in the Step Rate Shield Option Rider attached to your Contract and may vary by Shield Rate, but will not be less than4.5%. The Minimum Guaranteed Edge Rate for your Contract is the amount shown in the Step Rate Edge Shield Option Rider attached to your Contract and may vary by Shield Rate, but will not be less than4.5%.
Index-Linked Option Overview, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	We do not guarantee that there will always be a Shield Option under the Contract that provides this minimum amount of downside protection; however, there will always be at least one Shield Option available with a minimum of 10% downside protection.
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
Fees, Expenses and Adjustments	Location in the Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes.
If you withdraw money from the Contract within the first 6 full Contract Years after the Issue Date of your Contract, you may be assessed a Withdrawal
Charge of up to 7% of the amount withdrawn in excess of the Free Withdrawal
Amount, declining to 0% over that time period.
For example, if you make a withdrawal, you could pay a Withdrawal Charge of up to $7,000 on a $100,000 investment. This loss will be greater if there is a negative Interim Value, taxes, or tax penalties.
If you exercise the Performance Lock or all or a portion of the Account Value is removed from a Shield Option or from the Contract before the end of a Term, we will apply an Interim Value calculation, which may be negative. In extreme circumstances, you could lose up to 100% of the value of your Shield Option if you exercise the Performance Lock, or if you make a withdrawal, Surrender, or otherwise remove amounts from the Shield Options before the Term End
Date due to a negative Interim Value.
For example, if you allocate $100,000 to a Shield Option with a 3-year Term, and later withdraw the entire amount before the Term has ended, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay a Withdrawal Charge, taxes, and tax penalties.
Between the Term Start Date and the Term End Date, we use the Interim Value
to calculate the amount that is available for (1) annuitization; (2) death benefits; (3) withdrawals (including RMDs and systematic withdrawals); (4)
Surrenders; and (5) Performance Lock.
FEE TABLE CHARGES, FEES, AND ADJUSTMENTS INTERIM VALUE CALCULATION
Are There Transaction Charges?	No. Other than the Withdrawal Charges and Interim Value calculation, you will not be charged for other transactions.	FEE TABLE CHARGES, FEES, AND ADJUSTMENTS
Are There Ongoing Fees and Expenses?
No.
There is an implicit ongoing fee on the Shield Options to the extent that your participation in Index gains is limited by us through the use of the
Cap Rate, Step Rate, or Edge Rate. This means that your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.
FEE TABLE CHARGES, FEES, AND ADJUSTMENTS

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
Yes.
If you withdraw money from the Contract within the first 6 full Contract Years after the Issue Date of your Contract, you may be assessed a Withdrawal
Charge of up to 7% of the amount withdrawn in excess of the Free Withdrawal
Amount, declining to 0% over that time period.
For example, if you make a withdrawal, you could pay a Withdrawal Charge of up to $7,000 on a $100,000 investment. This loss will be greater if there is a negative Interim Value, taxes, or tax penalties.
If you exercise the Performance Lock or all or a portion of the Account Value is removed from a Shield Option or from the Contract before the end of a Term, we will apply an Interim Value calculation, which may be negative. In extreme circumstances, you could lose up to 100% of the value of your Shield Option if you exercise the Performance Lock, or if you make a withdrawal, Surrender, or otherwise remove amounts from the Shield Options before the Term End
Date due to a negative Interim Value.
For example, if you allocate $100,000 to a Shield Option with a 3-year Term, and later withdraw the entire amount before the Term has ended, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay a Withdrawal Charge, taxes, and tax penalties.
Between the Term Start Date and the Term End Date, we use the Interim Value
to calculate the amount that is available for (1) annuitization; (2) death benefits; (3) withdrawals (including RMDs and systematic withdrawals); (4)
Surrenders; and (5) Performance Lock.
FEE TABLE CHARGES, FEES, AND ADJUSTMENTS INTERIM VALUE CALCULATION

Surrender Charge Phaseout Period, Years | yr	6
Surrender Charge (of Purchase Payments) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Transaction Charges [Text Block]
Are There Transaction Charges?	No. Other than the Withdrawal Charges and Interim Value calculation, you will not be charged for other transactions.	FEE TABLE CHARGES, FEES, AND ADJUSTMENTS

Key Information, Transactions Subject to Contract Adjustment [Text Block]	No. Other than the Withdrawal Charges and Interim Value calculation, you will not be charged for other transactions.
Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
No.
There is an implicit ongoing fee on the Shield Options to the extent that your participation in Index gains is limited by us through the use of the
Cap Rate, Step Rate, or Edge Rate. This means that your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.
FEE TABLE CHARGES, FEES, AND ADJUSTMENTS

Index-Linked Option, Implicit Ongoing Fees [Text Block]	There is an implicit ongoing fee on the Shield Options to the extent that your participation in Index gains is limited by us through the use of the Cap Rate, Step Rate, or Edge Rate.
Index-Linked Option, Implicit Ongoing Fees Return may be Lower than the Index Return [Text Block]	This means that your returns may be lower than the Index’s returns.
Index-Linked Option, Implicit Ongoing Fees Provide Some Protection from Index Losses [Text Block]	In return for accepting this limit on Index gains, you will receive some protection from Index losses.
Risks [Table Text Block]
Risks
Is there a Risk of Loss from Poor Performance?
Yes. You can lose money by investing in the Contract.

●The currently offered Shield Options provide that we will absorb losses at least equal to 10%, 15%, and 25%. Under these Shield Options, the maximum amount of loss you could experience due to negative index performance at the end of a Term, after taking into account these levels of protection, would be: 90% for 10% downside protection; 85%
for 15% downside protection; and 75% for 25% downside protection.
●We do not guarantee that there will always be a Shield Option under the Contract that provides this minimum amount of downside
protection; however, there will always be at least one Shield Option available with a minimum of 10% downside protection.
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT SHIELD RATES
Is this a Short-Term Investment?
No. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
The Contract’s tax deferral and long-term income features are generally more beneficial to investors who intend to hold the Contract for a long period of time and then use the Account Value for retirement savings or other long-term investment purposes.
Amounts withdrawn from the Contract may result in Withdrawal Charges, taxes, and tax penalties. If you have not exercised the Performance Lock, amounts removed from a Shield Option or from the Contract before the end of a Term may also result in a negative Interim Value and proportional reduction to the Investment Amount associated with the Shield Option, as well as loss of positive Index Performance.
Withdrawals (including RMDs and systematic withdrawals) will reduce your
Account Value and the death benefit, perhaps significantly. The reduction may be more than the amount withdrawn.
If you have not exercised the Performance Lock, withdrawals from the Shield
Options during a Term will reduce the Investment Amount associated with the
Shield Option by the same proportion that the Interim Value of that Shield
Option is reduced by the withdrawal. The proportionate reduction could be greater than the amount withdrawn even if the Index Value has increased.
Reductions to the Investment Amount will reduce the Interim Value for that
Shield Option for the remainder of the Term, and, as a result, the positive interest, if any, credited to the remaining Investment Amount on the Term End
Date will be less than if you had not taken a withdrawal. If you have exercised the Performance Lock, a withdrawal will reduce the Performance Lock Value by the dollar amount of the withdrawal.
During the Accumulation Period you may transfer your Account Value to or from the Fixed Account (if available), to or from the Shield Option(s), and from the Holding Account. If we have allocation instructions from you, we will transfer the amounts in the Holding Account to the Shield Option(s) on the
next Contract Anniversary. If you have not exercised the Performance Lock, transfers may be made, according to your instructions, only during the
Transfer Period following the Term End Date.
If you have exercised the Performance Lock for a multi-year Term, you may transfer the Performance Lock Value on any Contract Anniversary prior to the end of the Term and on the Term End Date. If you transfer the Performance
Lock Value on a Contract Anniversary before the Term End Date, you may only transfer the entire amount of the Performance Lock Value. If you transfer the
Performance Lock Value on the Term End Date, you may transfer all or a portion of your Performance Lock Value during the Transfer Period. Partial transfers of the Performance Lock Value are only permitted during the
Transfer Period at the end of the Term. See “TRANSFERS.”
If you do not provide transfer instructions during the Transfer Period following the Term End Date, the following procedures will apply:

●The Investment Amount or Performance Lock Value allocated to the Shield
Option that has reached its Term End Date will automatically be renewed into the same Shield Option for a new Term, subject to the new Cap Rate,
Step Rate, Edge Rate, or Participation Rate, as applicable, declared for that
Term. The Performance Lock Value will no longer be locked for the new
Term.
●If the same Shield Option is no longer available for investment at the Term
End Date, the Investment Amount or Performance Lock Value in that Shield
Option will automatically be transferred to the Fixed Account, if available, at the Term End Date, subject to the new interest rate declared for that Fixed
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT TRANSFERS
What are the Risks Associated with the Investment Options?
An investment in the Contract is subject to the risks of poor investment performance and can vary depending on the performance of the Allocation
Options available under the Contract (e.g., the Shield Options). Each Allocation
Option (including the Fixed Account) will have its own unique risks. You should review the available Allocation Options before making an investment decision.
The Cap Rate, Step Rate, Edge Rates, and Step Rate Edge (the Rate Crediting
Types), as applicable, will limit positive Index returns (e.g., limited upside).
This may result in you earning less than the Index return. For example:

●Cap Rate. If the Index Performance is 15%, and the Cap Rate is 10%, we
will credit a 10% Performance Rate at the end of the Term.
●Step Rate. If the Index Performance is 15%, and the Step Rate is 8%, we
will credit an 8% Performance Rate at the end of the Term.
●Edge Rate. If the Index Performance is 15%, the Edge Rate is 7%, and the
Shield Option has a Shield Rate of 10%, we will credit a 7% Performance
Rate at the end of the Term. If the Index Performance is -10%, we will also credit a 7% Performance Rate at the end of the Term.
The Shield Rate, as applicable, will limit the negative Index returns (e.g., limited protection in the case of market decline). For example, if the Index
Performance is -25%, and you invest in a Shield Option with a 10% Shield
Rate, we will credit a -15% Performance Rate (the amount of negative Index
Performance that exceeds the Shield Rate) at the end of the Term.
Each Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the companies in the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT INDICES SHIELD RATES RATE CREDITING TYPES THE FIXED ACCOUNT
What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to us. Any obligations (including under any Fixed Account and Shield Options), guarantees, or benefits are subject to our claims-paying ability. More information about us, including our appliable financial strength ratings, is available upon request by contacting us at (888) 243-1968.
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Index-Linked Option Key Information, No Guaranteed Limit on Index Losses May Lose Entire Investment, Risk [Text Block]	We do not guarantee that there will always be a Shield Option under the Contract that provides this minimum amount of downside protection; however, there will always be at least one Shield Option available with a minimum of 10% downside protection.
Key Information, Contract Adjustment Risk [Text Block]	Amounts withdrawn from the Contract may result in Withdrawal Charges, taxes, and tax penalties. If you have not exercised the Performance Lock, amounts removed from a Shield Option or from the Contract before the end of a Term may also result in a negative Interim Value and proportional reduction to the Investment Amount associated with the Shield Option, as well as loss of positive Index Performance.Withdrawals (including RMDs and systematic withdrawals) will reduce your Account Value and the death benefit, perhaps significantly. The reduction may be more than the amount withdrawn.
Key Information, Reallocation Risk [Text Block]	If you have not exercised the Performance Lock, withdrawals from the Shield Options during a Term will reduce the Investment Amount associated with the Shield Option by the same proportion that the Interim Value of that Shield Option is reduced by the withdrawal. The proportionate reduction could be greater than the amount withdrawn even if the Index Value has increased. Reductions to the Investment Amount will reduce the Interim Value for that Shield Option for the remainder of the Term, and, as a result, the positive interest, if any, credited to the remaining Investment Amount on the Term End Date will be less than if you had not taken a withdrawal. If you have exercised the Performance Lock, a withdrawal will reduce the Performance Lock Value by the dollar amount of the withdrawal.During the Accumulation Period you may transfer your Account Value to or from the Fixed Account (if available), to or from the Shield Option(s), and from the Holding Account. If we have allocation instructions from you, we will transfer the amounts in the Holding Account to the Shield Option(s) on the next Contract Anniversary. If you have not exercised the Performance Lock, transfers may be made, according to your instructions, only during the Transfer Period following the Term End Date.If you have exercised the Performance Lock for a multi-year Term, you may transfer the Performance Lock Value on any Contract Anniversary prior to the end of the Term and on the Term End Date. If you transfer the Performance Lock Value on a Contract Anniversary before the Term End Date, you may only transfer the entire amount of the Performance Lock Value. If you transfer the Performance Lock Value on the Term End Date, you may transfer all or a portion of your Performance Lock Value during the Transfer Period. Partial transfers of the Performance Lock Value are only permitted during the Transfer Period at the end of the Term. See “TRANSFERS.”
Key Information, Default Reallocation Risk [Text Block]	If you do not provide transfer instructions during the Transfer Period following the Term End Date, the following procedures will apply:●The Investment Amount or Performance Lock Value allocated to the Shield Option that has reached its Term End Date will automatically be renewed into the same Shield Option for a new Term, subject to the new Cap Rate, Step Rate, Edge Rate, or Participation Rate, as applicable, declared for that Term. The Performance Lock Value will no longer be locked for the new Term.●If the same Shield Option is no longer available for investment at the Term End Date, the Investment Amount or Performance Lock Value in that Shield Option will automatically be transferred to the Fixed Account, if available, at the Term End Date, subject to the new interest rate declared for that FixedAccount Term. If the Fixed Account is not available, the Investment Amount will automatically be transferred into the Holding Account.●If you do not provide transfer instructions during the Transfer Period following the Fixed Account Term End Date, any Fixed Account Value will remain in the Fixed Account for another Fixed Account Term, subject to the new interest rate declared for that Term. If the Fixed Account is no longer available at the Fixed Account Term End Date, the Fixed Account Value will automatically be transferred into the Holding Account.
Index-Linked Option Key Information, Limits Positive Index Returns, Risk [Text Block]	The Cap Rate, Step Rate, Edge Rates, and Step Rate Edge (the Rate Crediting Types), as applicable, will limit positive Index returns (e.g., limited upside). This may result in you earning less than the Index return. For example:●Cap Rate. If the Index Performance is 15%, and the Cap Rate is 10%, we will credit a 10% Performance Rate at the end of the Term.●Step Rate. If the Index Performance is 15%, and the Step Rate is 8%, we will credit an 8% Performance Rate at the end of the Term.●Edge Rate. If the Index Performance is 15%, the Edge Rate is 7%, and the Shield Option has a Shield Rate of 10%, we will credit a 7% Performance Rate at the end of the Term. If the Index Performance is -10%, we will also credit a 7% Performance Rate at the end of the Term.
Index-Linked Option Key Information, Limits the Negative Return Risk [Text Block]	The Shield Rate, as applicable, will limit the negative Index returns (e.g., limited protection in the case of market decline). For example, if the Index Performance is -25%, and you invest in a Shield Option with a 10% Shield Rate, we will credit a -15% Performance Rate (the amount of negative Index Performance that exceeds the Shield Rate) at the end of the Term.
Index-Linked Option Key Information, Example of Limiting the Negative Return Risk [Text Block]	For example, if the Index Performance is -25%, and you invest in a Shield Option with a 10% Shield Rate, we will credit a -15% Performance Rate (the amount of negative Index Performance that exceeds the Shield Rate) at the end of the Term.
Index-Linked Option Key Information, Price Return Index, Risk [Text Block]	Each Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the companies in the Index.
Index-Linked Option Key Information, Price Return Index Underperforms Direct Investments, Risk [Text Block]	This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Investment Restrictions [Text Block]	Yes.●Limits on transfers.Transfers may only be made during the Accumulation Period, and only to or from the Fixed Account, to or from the Shield Option(s), and from the Holding Account.○Transfers may not be made into the Holding Account.○If you have not exercised the Performance Lock, transfers among the Fixed Account and the Shield Options may only be made during the Transfer Period at the end of each Term.○If you have exercised the Performance Lock, you may transfer on any Contract Anniversary prior to the end of the Term and on the Term End Date. If you transfer the Performance Lock Value on a Contract Anniversary before the Term End Date, you may only transfer the entire amount of the Performance Lock Value. If you transfer the Performance Lock Value on the Term End Date, you may transfer all or a portion of thePerformance Lock Value. Partial transfers of the Performance Lock Value prior to the Term End Date are not permitted.○Transfers from the Holding Account may only be made on a Contract Anniversary.○The minimum transfer amount is $500.●The availability of Allocation Options may vary depending on the selling firm through which your Contract is sold.●We can add or discontinue any Shield Option. We are not obligated to offer any one particular Shield Option, but after your Contract is issued, there will always be one Shield Option available, although it may not be substantially similar to any one of the currently available Shield Options.●We have the right to substitute a comparable index prior to the Term End Date if any Index is discontinued or we determine that our use of such Index should be discontinued because we are no longer licensed to use the Index, the method of calculation of the Index Value is substantially changed, or if Index Values become unavailable for any reason.●We may change Cap Rates, Step Rates, and Edge Rates declared for the Shield Options from one Term to the next, subject to the minimum guaranteed rates.●Each Shield Option’s Shield Rate is guaranteed not to change for the life of the currently offered Shield Options. However, we may add or discontinue any Shield Option, so the Shield Rates offered under the Contract may change from one Term to the next.●We may change the interest rate for the Fixed Account declared from one Fixed Account Term to the next, subject to the Minimum Guaranteed Interest rate applicable to any Contract, which will not be less than 1%.●The Contract is a single premium product. Additional Purchase Payments will not be accepted.
Key Information, Benefit Restrictions [Text Block]	Yes.●Subject to certain conditions, Contract benefits may be modified or terminated by the Company.●All withdrawals (including RMDs and systematic withdrawals) will reduce the death benefit. Such reductions may be significant and may be more than the amount of the withdrawal and may even terminate the benefit.●The availability of Contract benefits may vary depending on the selling firm through which your Contract is sold.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and Purchase Payments received under the Contract. There is no additional tax benefit to you if the Contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.
Investment Professional Compensation [Text Block]	Your financial professional may receive compensation for selling this Contract to you in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence your financial professional to recommend this Contract over another investment for which the financial professional is not compensated or compensated less.
Exchanges [Text Block]	If you already own an insurance contract, some financial professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees orpenalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own the existing Contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	FEE TABLEThe following tables describe the fees expenses, and adjustments that you will pay when buying, owning, and Surrendering or making withdrawals from an Allocation Option or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year. The first table describes the fees, and expenses that you will pay at the time that you buy the Contract, Surrender or make withdrawals from an Allocation Option or from the Contract, or transfer Account Value between Allocation Options. State premium taxes may also be deducted. Transaction Expenses
Withdrawal Charge(1) (as a percentage of the amount withdrawn in excess of the Free Withdrawal Amount)	7%
(1)The Withdrawal Charge is not assessed during the Annuity Period and in certain other instances. See “When No Withdrawal Charge Applies” under “CHARGES, FEES, AND ADJUSTMENTS” section in the prospectus for a list of withdrawal charge waivers. Withdrawal Charges are calculated at the time of each withdrawal in accordance with the following schedule (See “Withdrawal Charge” under “CHARGES, FEES, AND ADJUSTMENTS” section in the prospectus for more information).
Number of Complete Contract Years since Issue Date	Withdrawal Charge percentage
0	7%
1	7%
2	6%
3	5%
4	4%
5	3%
6 or more	0%
The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Account Value is removed from an Allocation Option or from the Contract before the expiration of a specified period.
Adjustments
Interim Value Maximum Potential Loss(1) (as a percentage of the Investment Amount in the Shield Option)	100%(2)
(1)An Interim Value adjustment is not an explicit charge. It is an adjustment that we use between the Term Start Date and the Term End Date to calculate the amount that is available for (1) annuitization; (2) death benefits; (3) withdrawals (including RMDs and systematic withdrawals); (4) Surrenders; and (5) Performance Lock. (2)In extreme circumstances, you could lose up to 100% of the value of your Shield Option if you make a withdrawal or Surrender from the Shield Options, or if you exercise the Performance Lock before the Term End Date. The maximum potential loss would only occur if the Index price has declined to zero and there is a full withdrawal of the Interim Value from the Shield Option or if you exercise the Performance Lock feature before the Term End Date.The next table describes the fees and expenses that you will pay each year during the time that you own the Contract.
Annual Contract Expenses
Base Contract Expenses	0%
In addition to the fees described above, we limit the amount you can earn on the Shield Options. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.
Transaction Expenses [Table Text Block]	Transaction Expenses
Withdrawal Charge(1) (as a percentage of the amount withdrawn in excess of the Free Withdrawal Amount)	7%
(1)The Withdrawal Charge is not assessed during the Annuity Period and in certain other instances. See “When No Withdrawal Charge Applies” under “CHARGES, FEES, AND ADJUSTMENTS” section in the prospectus for a list of withdrawal charge waivers. Withdrawal Charges are calculated at the time of each withdrawal in accordance with the following schedule (See “Withdrawal Charge” under “CHARGES, FEES, AND ADJUSTMENTS” section in the prospectus for more information).
Number of Complete Contract Years since Issue Date	Withdrawal Charge percentage
0	7%
1	7%
2	6%
3	5%
4	4%
5	3%
6 or more	0%

Deferred Sales Load (of Purchase Payments), Current [Percent]	7.00%
Deferred Sales Load, Footnotes [Text Block]	The Withdrawal Charge is not assessed during the Annuity Period and in certain other instances. See “When No Withdrawal Charge Applies” under “CHARGES, FEES, AND ADJUSTMENTS” section in the prospectus for a list of withdrawal charge waivers. Withdrawal Charges are calculated at the time of each withdrawal in accordance with the following schedule (See “Withdrawal Charge” under “CHARGES, FEES, AND ADJUSTMENTS” section in the prospectus for more information).
Number of Complete Contract Years since Issue Date	Withdrawal Charge percentage
0	7%
1	7%
2	6%
3	5%
4	4%
5	3%
6 or more	0%

Contract Adjustments, Fee Table [Table Text Block]	The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Account Value is removed from an Allocation Option or from the Contract before the expiration of a specified period.
Adjustments
Interim Value Maximum Potential Loss(1) (as a percentage of the Investment Amount in the Shield Option)	100%(2)
(1)An Interim Value adjustment is not an explicit charge. It is an adjustment that we use between the Term Start Date and the Term End Date to calculate the amount that is available for (1) annuitization; (2) death benefits; (3) withdrawals (including RMDs and systematic withdrawals); (4) Surrenders; and (5) Performance Lock. (2)In extreme circumstances, you could lose up to 100% of the value of your Shield Option if you make a withdrawal or Surrender from the Shield Options, or if you exercise the Performance Lock before the Term End Date. The maximum potential loss would only occur if the Index price has declined to zero and there is a full withdrawal of the Interim Value from the Shield Option or if you exercise the Performance Lock feature before the Term End Date.
Annual Contract Expenses [Table Text Block]	The next table describes the fees and expenses that you will pay each year during the time that you own the Contract.
Annual Contract Expenses
Base Contract Expenses	0%
In addition to the fees described above, we limit the amount you can earn on the Shield Options. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.
Base Contract Expense (of Average Account Value), Current [Percent]	0.00%
Index-Linked Option Fee Table, Limits Positive Returns Note [Text Block]	In addition to the fees described above, we limit the amount you can earn on the Shield Options. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	PRINCIPAL RISKS OF INVESTING IN THE CONTRACT The purchase of the Contract involves certain risks. You should carefully consider the following factors, in addition to the matters set forth elsewhere in the prospectus, prior to purchasing the Contract. Risk of Loss There is a risk of substantial loss of your principal (unless you allocated your entire Purchase Payment to the Fixed Account) because you agree to absorb all losses at the end of the Term that exceed the Shield Rate for the Shield Options you select under the Contract. This means that if a negative Index Performance for a Shield Option you select exceeds the corresponding Shield Rate at the Term End Date, you will bear the portion of the loss that exceeds the Shield Rate. Interim Value Risk of Loss If you have not exercised the Performance Lock on a Shield Option, the amount that is available between the Term Start Date and the Term End Date for annuitization, death benefits, withdrawals (including RMDs and systematic withdrawals), Surrenders, and Performance Lock will be the Interim Value. To determine the Interim Value, we apply a formula which does not reflect the actual performance of the applicable Index, but rather a determination of the value of hypothetical underlying investments at the time of the Interim Value calculation. The Interim Value calculated may be less than the Investment Amount at the time the Interim Value is calculated even if the current Index Value is higher than it was on the Term Start Date. Additionally, the Shield Rate and the Rate Crediting Type only apply to amounts held in the investment until the Term End Date. This means that the Interim Value does not receive the protection from loss provided by the Shield Rate or the application of the Rate Crediting Type. The Interim Value could be more or less than the amount you would receive had you held the Shield Option until the Term End Date, after the Performance Rate Adjustment. There is a substantial risk of loss in connection with transactions from the Shield Options before the Term End Date, as discussed below under “Effect of Withdrawals, Surrender, Annuitization or Death.” A negative Interim Value could result in a loss beyond the protection of the Shield Rate. In extreme circumstances, you could lose up to 100% of the value of the Shield Option if you exercise the Performance Lock, or if you make a withdrawal, Surrender, or otherwise remove amounts from the Shield Options before the Term End Date. Withdrawals from the Shield Options before a Term End Date could have adverse impacts even if the Index Value has increased at the time of the calculation because the withdrawal will not allow you to participate in the Index Performance for the Term with your entire Investment Amount. Amounts withdrawn before the end of the Term will not be credited with positive interest, if any, at the end of the Term. If you withdraw Account Value allocated to a Shield Option during a Term (assuming you have not exercised the Performance Lock), the withdrawal will reduce the Investment Amount for that Shield Option by the same percentage that the Interim Value of that Shield Option was reduced by the withdrawal. A proportional reduction may be larger than the dollar amount of your withdrawal even if the Index Value has increased. Reductions to the Investment Amount will have an adverse impact on the Interim Value for that Shield Option for the remainder of the Term and, as a result, the positive interest, if any, credited to the remaining Investment Amount on the Term End Date will be less than if you had not taken a withdrawal. For the risk of loss associated with the Performance Lock, see “Performance Lock Risks” below. Liquidity Risk The Contract is intended for retirement savings or other long-term investment purposes. The benefits of tax deferral and living benefit protection also mean the Contract is more beneficial to investors with a long-time horizon. The Contract is unsuitable as a short-term savings vehicle. Withdrawals (including RMDs and systematic withdrawals) and Surrenders from the Contract may be subject to Withdrawal Charges, income taxes, and income tax penalties if taken before age 59½. Additionally, withdrawals (including RMDs and systematic withdrawals), Surrenders, death benefit payments, and annuitization from the Shield Options before the Term End Date will be based on the Interim Values of the Shield Options, which may result in loss. See “Risk of Loss” above. No Ownership of the Underlying Securities When you purchase the Contract and allocate your Purchase Payment to a Shield Option(s), you will not be investing in the Index or the securities tracked by the Index. Adjustments Upon Taking a Withdrawal You may withdraw some or all of your money at any time prior to the Annuity Date. If you have not exercised the Performance Lock, for any withdrawal taken on a Term End Date, a Performance Rate Adjustment, as of the date of the withdrawal, will apply. For any withdrawal taken between the Term Start Date and the Term End Date when you have not exercised the Performance Lock, we use an Interim Value calculation, which will reduce the Investment Amount for that Shield Option by the percentage reduction in the Interim Value of that Shield Option. The Performance Rate Adjustment, if negative, and proportional reduction may be substantial. Since withdrawal amounts from a Shield Option will reduce the Investment Amount for that Shield Option by the percentage reduction in the Interim Value of that Shield Option, a withdrawal when Interim Value is less than the Investment Amount will cause a greater percentage reduction in the Investment Amount that remains in your Shield Option relative to the percentage reduction for the same withdrawal amount when Interim Value is greater than the Investment Amount.Effect of Withdrawals, Surrender, Annuitization or Death •The calculation of your Interim Value may result in an amount that is less than the amount you would receive had you held the investment until the Term End Date. If you take a withdrawal when Index Performance is negative, your remaining Investment Amount may be significantly less than if you waited to take the withdrawal when Index Performance was positive. For more information on how we determine Interim Value and the potential adverse impacts of a withdrawal before the Term End Date, see “Risk of Loss” above. ○If you Surrender your Contract prior to the Term End Date, we will pay either (i) the Interim Value, which may be less than if you held the Contract until all of your Shield Options reached their Term End Dates or (ii) the Performance Lock Value, which may be less than if you had not exercised the Performance Lock before the Term End Date. ○If you die (unless your Contract was issued with the Return of Premium death benefit), we will pay either (i) the Interim Value, which may be less than if you held the Contract until all of your Shield Options reached their Term End Dates or (ii) the Performance Lock Value, which may be less than if you had not exercised the Performance Lock before the Term End Date. ○If your Contract is annuitized between the Term Start Date and Term End Date, we will use either the Interim Value or the Performance Lock Value to calculate the Annuity Payments you will receive based on the applicable Annuity Option. In deciding on an Annuity Date, you should take into consideration the Term End Dates of your Shield Options relative to the Annuity Date you have chosen. •If you take a withdrawal (including RMDs and systematic withdrawals) your Account Value will be reduced by the amount withdrawn proportionally from your Shield Options, the Fixed Account, and the Holding Account unless you tell us from which specific Allocation Options, in which you currently have any Account Value, the withdrawal should be taken. •All withdrawals will reduce the death benefit, perhaps significantly, and the reduction could be greater than the amount of the withdrawal. •If your Account Value falls below the Minimum Account Value as a result of a withdrawal, we may terminate your Contract. (See “WITHDRAWAL PROVISIONS.”) •Limitations on Transfers You may make transfers between the Fixed Account and the Shield Option(s) and from the Holding Account to the Fixed Account and the Shield Options only during the Transfer Period. Unless you have a Shield Option with the Performance Lock Value, you cannot make transfers outside the Transfer Period and you cannot (i) transfer out of a current Shield Option to another Shield Option or the Fixed Account until the Term End Date of the current Shield Option, (ii) transfer out of the Fixed Account to a Shield Option until the Fixed Account Term End Date (which will not be less than one (1) year), or (iii) transfer from the Holding Account to a Shield Option or the Fixed Account until the next Contract Anniversary. In all cases, the amount transferred can only be transferred to new Shield Options or the Fixed Account. This may limit your ability to react to market conditions. If you remain in your current Shield Option with the Performance Lock Value until the Term End Date and decide to transfer the Investment Amount to a new Shield Option, the Investment Amount on the Term Start Date of your new Shield Option will be the Performance Lock Value for that option, which may be higher or lower than the Investment Amount would have been on the Term End Date had you not exercised the Performance Lock. In addition, you should understand that for renewals into the same Shield Option, a new Cap Rate, Step Rate, or Edge Rate as applicable, will be declared and will go into effect on the Contract Anniversary that coincides with the Term Start Date of the new Shield Option. Moreover, at the Term End Date, the Investment Amount allocated to the Shield Option that has reached its Term End Date will be automatically renewed into the same Shield Option, subject to the new Cap Rate, Step Rate, or Edge Rate as applicable, declared for that Term, unless you instruct us to transfer such amount into a different Shield Option(s) or the Fixed Account. If the same Shield Option is no longer available for investment at the Term End Date, the Investment Amount will automatically be transferred to the Fixed Account (if available), or to the Holding Account. Additionally, any Fixed Account Value will remain in the Fixed Account for another Term, subject to the new interest rate declared for that Term, unless you instruct us to transfer such amount to a Shield Option(s). If the Fixed Account is no longer available at the Fixed Account Term End Date, the Fixed Account Value will automatically be transferred into the Holding Account. Account Value automatically renewed or transferred in the absence of transfer instructions from you may not be transferred again until the next Transfer Period coinciding with a Term End Date. Unless you have a Shield Option with Performance Lock Value, you have only the Transfer Period to notify us that you want to transfer some or all of your Investment Amount to a new Shield Option(s) or the Fixed Account. Thus, failure to provide such instructions during the Transfer Period will result in an automatic renewal for a period of at least one (1) year. If you have exercised the Performance Lock for a Shield Option you may transfer on any Contract Anniversary prior to the end of the Term and on the Term End Date. If you transfer the Performance Lock Value on a Contract Anniversary before the Term End Date, you may only transfer the entire amount of the Performance Lock Value. If you transfer the Performance Lock Value on the Term End Date, you may transfer all or a portion of the Performance Lock Value. Partial transfers of Performance Lock Value prior to the Term End Date are not permitted. Availability of Shield Options Your selling firm may choose not to recommend certain Shield Options described in this prospectus when your Contract is issued or at the Term End Date. See Appendix G – Financial Intermediary Variations. Additionally, we reserve the right to change the duration of any new Shield Options, stop offering any of the Shield Options or suspend offering any of the Shield Options. We may also add Shield Options in the future. We are not obligated to offer any one particular Shield Option, but after your Contract is issued, there will always be at least one Shield Option available at the Term End Date, with a minimum of 10% downside protection. Consequently, if we were to offer only one Shield Option, you would be limited to investing in that one Shield Option. If that Shield Option does not meet your investment objectives or financial goals, you could transfer to the Fixed Account (if available at that time and subject to applicable conditions described in the “TRANSFERS” section, including the requirement to remain invested in the Fixed Account until the Fixed Account Term End Date), Surrender your Contract and/or invest in another investment vehicle. If you Surrender your Contract, you might incur taxes, tax penalties, Withdrawal Charges, or an Interim Value calculation. If you invest in another investment vehicle, that investment may have different features, fees and risks than your Contract. Similarly, a particular Shield Option may not be available for you to transfer your Investment Amount or Fixed Account Value into after a Term End Date or the Fixed Account Term End Date. If the same Shield Option is no longer available at the Term End Date, the Investment Amount in the applicable Shield Option(s) will automatically transfer into the Fixed Account at the Term End Date, unless you instruct us otherwise during the Transfer Period. The amounts transferred to the Fixed Account must remain in the Fixed Account until the Fixed Account Term End Date (which, currently, will not be less than one (1) year). The Investment Amount held in the Fixed Account may earn a return that is less than the return you might have earned if those amounts were held in a Shield Option. If we exercise this right, your ability to increase your Account Value and, consequently, increase your death benefit will be limited. If the Fixed Account is not available, the Investment Amount will automatically transfer into the Holding Account unless you instruct us otherwise. Risks Associated with the Referenced Indices Each of the reference Indices is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the component companies in the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index. Because the S&P 500® Index, the Russell 2000® Index, the MSCI EAFE Index, and the Nasdaq-100 Index® are each comprised of a collection of equity securities, in each case the value of the component securities is subject to market risk, or the risk that market fluctuations may cause the value of the component securities to go up or down, sometimes rapidly and unpredictably. In addition, the value of equity securities may increase or decline for reasons directly related to the issuers of the securities. (See “INDICES” and “SHIELD RATES.”) In addition, each Index has its own unique risks, as follows: •S&P 500® Index. This Index is composed of equity securities issued by large-capitalization (“large cap”) U.S. companies. In general, it is more difficult for large-cap companies to pivot their strategies quickly in response to changes in their industry. In addition, because they typically are more well-established, it is rare to see large-cap companies have the high growth rates that can be seen with successful small-capitalization (“small cap”) companies.•Russell 2000® Index. This Index is composed of equity securities of small-cap U.S. companies. Generally, the securities of small-cap companies are more volatile and riskier than the securities of larger companies. Small-cap companies are more likely to fail than larger companies.•MSCI EAFE Index. The MSCI EAFE Index is comprised of equity securities of large- and mid-capitalization (“mid-cap”) companies and it is designed to measure the equity market performance of developed markets, including countries in Europe, Australia, and the Far East. In general, large-cap companies may be unable to respond quickly in response to changes in their industry and new competitive challenges and may not be able to attain the high growth rates of successful smaller companies. The securities of mid-cap companies may be more volatile and may involve more risk than the securities of larger companies. Securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty).•Nasdaq-100 Index®. The Nasdaq-100® Index is comprised of equity securities of the largest U.S. and non-U.S. companies listed on The Nasdaq Stock Market across all major industry groups except the financial industry. To the extent that the Nasdaq-100® Index is comprised of securities issued by companies in a particular sector, that company’s securities may not perform as well as companies in other sectors or the market as a whole. Any component securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty).An Index May be Substituted We have the right to substitute a comparable index prior to the Term End Date if any Index is discontinued or we determine that our use of such Index should be discontinued because we are no longer licensed to use the Index, the method of calculation of the Index Value is substantially changed, or if Index Values become unavailable for any reason. We would attempt to choose a substitute index that has a similar investment objective and risk profile to the replaced index. In the event that a similar index is not found, we will substitute the original Index with a domestic or international broad-based securities market index. A Shield Option will not end prior to the Term End Date due to our inability to find a similar index. The substituted Index may not be acceptable to you, and you will be unable to transfer your Investment Amount in the associated Shield Option to another Shield Option(s) or the Fixed Account (if available) until the Transfer Period coinciding with the Term End Date. If you no longer want to remain invested in that Shield Option for the remainder of the Term, your only option will be to withdraw the related Investment Amount. If you withdraw the Investment Amount, the amount withdrawn will be the Interim Value. See “Risk of Loss” above for more information about the risks of withdrawals based on Interim Value. Additionally, you might incur Withdrawal Charges, taxes, and tax penalties. Upon substitution of an Index, we will calculate your Index Performance on the replaced Index up until the date of substitution and the substitute Index from the date of substitution to the Term End Date. An Index substitution will not change the Shield Rate, Cap Rate, Step Rate, or Edge Rate for an existing Shield Option. The performance of the new Index may not be as good as the one that it substituted and as a result your Index Performance may have been better if there had been no substitution. If you have exercised the Performance Lock, a subsequent index substitution will have no impact on the Performance Lock Value of that Shield Option. Shield Rate Risks For all Shield Options, if negative Index Performance exceeds the corresponding Shield Rate at the Term End Date, you will bear the portion of the loss that exceeds the Shield Rate. Under the currently offered Shield Rates, the maximum amount of loss you could experience due to negative index performance at the end of a Term, after taking into account these levels of protection, would be: 90% for 10% downside protection; 85% for 15% downside protection; and 75% for 25% downside protection. We do not guarantee that there will always be a Shield Option under the Contract that provides this minimum amount of downside protection; however, there will always be at least one Shield Option available with a minimum of 10% downside protection. Shield Options with Higher Shield Rates In deciding whether to choose a Shield Option with a higher Shield Rate, you should consider that Shield Options with higher Shield Rates tend to have lower Cap Rates, Step Rates, and Edge Rates, as applicable, than Shield Options with lower Shield Rates that have the same index and term. This is because of the additional protection provided by the higher Shield Rates. Rate Crediting Type Risks The Cap Rate, Step Rate, or Edge Rate may limit any positive Index Performance used in calculating the Performance Rate credited on the Term End Date. This means that the Performance Rate may be lower than the Index Performance because any positive return of the respective Index is subject to a maximum in the form of the Cap Rate, Step Rate, or Edge Rate. We set Cap Rates, Step Rates, and Edge Rates at our discretion, subject to the minimum guaranteed rates shown in the applicable Shield Option Riders attached to your Contract. You bear the risk that we will not set these higher than the minimum guaranteed rates. For Shield Options with Step Rate Edge, there could be situations when a small difference in the Index Performance results in significantly different Performance Rates. For example, if Index Performance is -9.5%, the Shield Rate is 10% and the Edge Rate is 7%, the Performance Rate will equal the Edge Rate, or 7%. On the other hand, if Index Performance is -10.5% and the Shield Rate is 10%, the Performance Rate will equal -0.5%. Issuing Company No company other than BLNY has any legal responsibility to pay amounts that BLNY owes under the Contract. An Owner should look to the financial strength of BLNY for its claims-paying ability. Systematic Withdrawal Program You may elect the Systematic Withdrawal Program to provide automated processing of amounts withdrawn from your Contract, subject to program terms. For automated processing of RMD amounts withdrawn from an IRA Contract or qualified annuity Contract, you may elect this program in any Contract year. However, for automated processing of amounts withdrawn for purposes other than RMDs, you may elect this program after the first Contract Year for up to 10% of your Account Value as of the prior Contract Anniversary. We do not assess a charge for this program. See “WITHDRAWAL PROVISIONS – Systematic Withdrawal Program” for availability and other restrictions. Withdrawals under this program are subject to the same risks as any other withdrawal. See “Adjustments Upon Taking a Withdrawal,” and “Effect of Withdrawals, Surrender, Annuitization or Death” above. Performance Lock Risks With the Performance Lock Value you may receive less than you would have received had you not exercised the Performance Lock. Furthermore, once the Performance Lock is exercised, it is irrevocable for the remainder of that Term. You will no longer participate in Index Performance, positive or negative, for the remainder of the Term after you exercise the Performance Lock. This means that under no circumstances will the Performance Lock Value increase during the remainder of the Term, and you will not receive a Performance Rate Adjustment or the protection of the Shield Rate from losses on any Performance Lock Value on the Term End Date. We use the Interim Value calculated at the end of the current Business Day on which you exercise the Performance Lock to determine the Performance Lock Value. This means you will not be able to determine in advance the Performance Lock Value, and it may be higher or lower than it was at the point in time you requested the Performance Lock. If the Performance Lock is exercised when the Interim Value is less than the Investment Amount, you will lock in any loss, which could be below the Shield Rate. If you exercise the Performance Lock on a Shield Option, you will not receive a Performance Rate Adjustment or the protection of the Shield Rate from losses on any Performance Lock Value on the Term End Date. It is possible that you would have realized less of a loss or more of a gain if the Performance Lock occurred at a later time, or if you did not exercise the Performance Lock. If you have exercised the Performance Lock on a Shield Option, the amount that is available before the Term End Date for annuitization, death benefits, withdrawals, and Surrenders will be the Performance Lock Value. Any withdrawals taken after exercising the Performance Lock will reduce the Performance Lock Value by the dollar amount of the withdrawal. There may not be an optimal time to exercise the Performance Lock on a Shield Option. We will not advise you as to whether you should or should not exercise the Performance Lock, or the optimal time for doing so. You should ask your financial professional before exercising the Performance Lock on a Shield Option. Cybersecurity and Certain Business Continuity Risks Our business is largely conducted through complex information technology and communications systems operated by us and our service providers and business partners (e.g., the firms involved in the distribution and sale of our products). Our operations rely on the secure processing, storage and transmission of data and confidential and other information in our systems and the systems of third-party service providers. We have established administrative and technical controls and business continuity and resilience plans to protect our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a “cyber-attack”). Despite these protocols, the techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources including internal actors (through malicious or accidental acts), terrorists, nation states, financially or politically motivated actors, or other third parties, such as external service providers. Furthermore, the rapid evolution and increased adoption of artificial intelligence technologies may intensify our cybersecurity risks, including the deployment of artificial intelligence technologies (“AI”) by malicious third parties and threat actors that may increase in sophistication and effectiveness in the future. There may be an increased risk of cyber-attacks that may adversely disrupt or degrade our operations and compromise our data during periods of geo-political or military conflict. There is also a chance that certain risks have not been identified or prepared for, or that an attack may not be detected which limits our ability, as well as that of our service providers and business partners, to plan for or respond to, an attack. A failure of our computer systems could cause significant interruptions in our operations, compromise the security, confidentiality or privacy of sensitive data, and otherwise adversely affect our business and ability to administer the Contracts. Unanticipated problems with, or failures, of, our disaster recovery systems and business continuity plans could also have a material, negative impact on our ability to conduct business and on our financial condition and operations, as well on individual Owners and their Contracts. Our operations also could be negatively impacted by a cyber-attack or system failure affecting a third party, such as a service provider, business partner, another participant in the financial markets or a governmental or regulatory authority. Disruptions or failures to our operations, systems and networks can originate from a wide variety of sources including, but not limited to, a disaster such as a natural catastrophe, epidemic or pandemic crisis, military or terrorist actions, cyber-attack, and unanticipated problems with our or our service providers’ disaster recovery systems (and the disaster recovery systems of such vendors’ suppliers, vendors, or subcontractors). Such disasters and events may adversely affect our ability to conduct business or administer the contract. Cyber-attacks and disruptions or failures to our systems and business operations could result in regulatory fines or sanctions, litigation, penalties or financial losses, reputational harm, loss of customers, and/or otherwise adversely affect our business. Such events could also interfere with our processing of Contract transactions, including the processing of transfer orders from our website; impact our ability to calculate Contract values; cause the release and/or possible loss, misappropriation or corruption of data or confidential Owner or business information; or impede order processing or cause other operational issues. We cannot control the cybersecurity plans and systems implemented by third parties, including service providers. Although we continually make efforts to identify and reduce our exposure to cybersecurity risks and operations failures, there can be no assurance that we or our third party service providers will be able to detect, manage, prevent, or avoid cyber-attacks, disruptions, or failures affecting your Contract in the future.
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Investor Could Lose Money Despite Limits on Negative Returns [Text Block]	Because the S&P 500® Index, the Russell 2000® Index, the MSCI EAFE Index, and the Nasdaq-100 Index® are each comprised of a collection of equity securities, in each case the value of the component securities is subject to market risk, or the risk that market fluctuations may cause the value of the component securities to go up or down, sometimes rapidly and unpredictably. In addition, the value of equity securities may increase or decline for reasons directly related to the issuers of the securities. (See “INDICES” and “SHIELD RATES.”) In addition, each Index has its own unique risks, as follows:
Item 6. Description of Insurance Company, Registered Separate Account, and Investment Options [Line Items]
Exemption for Issuers of Securities Subject to Insurance Regulation [Flag]	true
Index-Linked Option Details [Line Items]
Index-Linked Option Details, Description [Text Block]	SHIELD OPTIONS The Brighthouse Shield® Level II 6-Year Annuity is not a variable annuity where your account value varies based on the investment performance of the underlying portfolios you choose, rather the Shield Options offer potential interest based upon index performance. This potential interest—the Performance Rate Adjustment—may be a positive or negative percentage or zero. You may allocate your Purchase Payment to one or more of the available Shield Options and the Fixed Account. When you allocate your Purchase Payment to a Shield Option(s), you will not be investing in the Index or the securities tracked by the Index for the Shield Options you select, or in a mutual fund or exchange traded fund that also tracks the Index. Based upon the Index Performance of the Index associated with the Shield Option, a Performance Rate Adjustment will be applied to the Investment Amount in that Shield Option on the Term End Date. Given that Index Performance may be positive, zero or negative, your Performance Rate Adjustment may be positive, zero or negative. We calculate the Interim Value of each Shield Option on any Business Day other than the Term Start Date and Term End Date. If applicable, the Interim Value is the amount that is available for annuitization, death benefits, withdrawals, Surrenders, and Performance Lock. You could lose a significant amount of money if the Index Value declines. It is possible for you to lose a portion of the Purchase Payment and any earnings invested in the Contract. The Performance Rate Adjustment is based on a certain amount of protection against decreases in an Index Value and a limitation on potential positive interest based on an Index Value. The extent of the downside protection varies by the Shield Rate you select. If you access amounts in the Shield Options before the Term End Date (through a withdrawal, Surrender, death benefit payment, annuitization, or to exercise the Performance Lock), we will instead calculate the Interim Value of your investment in the Shield Amount. The Interim Value is calculated on each Business Day between the Term Start Date and the Term End Date. You could lose a significant amount of money due to an Interim Value calculation (and any associated proportional reduction to the Investment Amount associated with the Shield Option) if amounts are removed from a Shield Option. (See “Interim Value Calculation” under “CHARGES, FEES, AND ADJUSTMENTS.”) You have the opportunity to allocate your Investment Amount to any of the Shield Options described below, subject to the requirements, limitations and procedures disclosed in the prospectus. We are not obligated to offer any one particular Shield Option and your selling firm may limit the Shield Options available through that firm when your Contract is issued. See Appendix G – Financial Intermediary Variations. After the Contract is issued, there will always be at least one Shield Option available with a minimum of 10% downside protection. If we were to offer only one Shield Option, you would be limited to investing in that one Shield Option. If that Shield Option does not meet your investment objectives or financial goals, you could transfer to the Fixed Account, Surrender your Contract and/or invest in another investment vehicle. If you Surrender your Contract, you might incur taxes, tax penalties, Withdrawal Charges, or an Interim Value calculation. If you invest in another investment vehicle, that investment may have different features, fees, and risks than your Contract. Each Shield Option has an associated (i) Term, (ii) Index, (iii) Shield Rate and (iv) Rate Crediting Type you select.Information regarding the features of each currently offered Shield Option, including (i) its name, (ii) its type (e.g., market Index, exchange-traded fund, etc.), or a brief statement describing the assets that the Index seeks to track (e.g., U.S. large-cap equities), (iii) its Term, (iv) its Rate Crediting Type, (v) its Shield Rate, and (vi) its Minimum Guaranteed Cap Rate, Step Rate, or Edge Rate, is available in an appendix to this prospectus. See “Appendix A – Investment Options Available Under the Contract.” The Indices are described in more detail below, under the heading “Indices.” For each new Shield Option we declare a new Cap Rate, Step Rate, or Edge Rate, as applicable, for each Term, subject to the Minimum Guaranteed Cap Rate, Step Rate, or Edge Rate, shown in the applicable Shield Option Riders attached to your Contract. The initial Cap Rate, Step Rate, or Edge Rate, as applicable, for each Shield Option is declared on the Issue Date. Thereafter the Cap Rate, Step Rate, or Edge Rate,, as applicable, for each subsequent Shield Option is declared for each subsequent Term, subject to the minimum guaranteed rates. See “Cap Rate”, “Step Rate”, and “Step Rate Edge”. Please note, Shield Options with higher Shield Rates tend to have lower Cap Rates, Step Rates, and Edge Rates, as applicable, than other Shield Options that use the same Index and Term but provide lower Shield Rates. For example, a Shield Option with the S&P 500® Index with a 3-Year Term and a Shield 15 will tend to have a Cap Rate that is lower than a Shield Option with the S&P 500® Index with a 3-Year Term and a Shield 10. A Shield Option will always be available; however, we reserve the right to change the duration of any new Shield Options, stop offering any of the Shield Options or suspend offering any of the Shield Options. We may also add Shield Options in the future. INDICES The Performance Rate of a Shield Option is based on the performance of the associated Index. We currently offer Shield Options with indices based on the performance of securities. In the future we may offer Shield Options based on other types of indices. We may also add or remove indices for new Contracts at our discretion. Each Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the companies in this Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index. The following Indices are currently available: S&P 500® Index (Price Return Index). The S&P 500® Index includes 500 large cap stocks from leading companies in leading industries of the U.S. economy, capturing approximately 80% coverage of U.S. equities by market capitalization. Russell 2000® Index (Price Return Index). The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. MSCI EAFE Index (Price Return Index). The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of the date of this prospectus the MSCI EAFE Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Index Value and Index Performance will be calculated without any exchange rate adjustment. Nasdaq-100 Index® (Price Return Index). The Nasdaq-100 Index® includes 100 of the largest domestic and international non-financial securities listed on the Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies. See Appendix B for important information regarding the publishers of the Indices. Discontinuation or Substantial Change to an Index. If any Index is discontinued or we determine that our use of such Index should be discontinued because we are no longer licensed to use the Index, the method of calculation is substantially changed, or if Index Values become unavailable for any reason, we may substitute a comparable index with a similar investment objective and risk profile. We will send you written notification thirty (30) days in advance of such substitution or as soon as reasonably possible. In the event that a similar index is not found, we will substitute the original Index with a domestic or international broad-based securities market index. A Shield Option will not end prior to the Term End Date due to our inability to find a similar index. The substituted Index may not be acceptable to you, and you will be unable to transfer your Investment Amount in the associated Shield Option to another Shield Option(s) or the Fixed Account (if available) until the Transfer Period coinciding with the Term End Date. If you no longer want to remain invested in that Shield Option for the remainder of the Term, your only option will be to withdraw the related Investment Amount. If you withdraw the Investment Amount, the amount withdrawn will be the Interim Value of the Shield Option. Upon substitution of an Index, we will calculate your Index Performance on the existing Index up until the date of substitution and the substitute Index from the date of substitution to the Term End Date. The Index Performance as of the Term End Date will be equal to the return from having invested in the initial Index up to the substitution date and then investing in the substitute Index from the date of substitution to the Term End Date assuming no withdrawals or transfers based on the following formula: (initial Index at Index substitution date ÷ initial Index at Term Start Date) x (substituted Index at Term End Date ÷ substituted Index at substitution date) – 1. An Index substitution will not change the Term, Shield Rate, Cap Rate, Step Rate, or Edge Rate for an existing Shield Option. The performance of the new Index may not be as good as the one that it substituted and as a result your Index Performance may have been better if there had been no substitution. See Appendix C for an Index substitution Investment Amount example. If you have exercised the Performance Lock, a subsequent index substitution will have no impact on the Performance Lock Value of that Shield Option. Index Value The Index Value of an Index, on a Business Day, is the published closing value of the Index on that Business Day. The Index Value on any day that is not a Business Day is the value as of the prior Business Day. If an Index Value is not published on a Business Day, the closing Index Value on the next Business Day on which the Index Value is published will be used. We will use consistent sources to obtain Index Values. If these sources are no longer available for specific indices, we will select an alternative published source(s) for these Index Values. Index Performance Index Performance is the percentage change in an Index Value measured from the Term Start Date to any day, including the Term End Date, within the Term. The Index Performance can be positive, zero or negative. The Performance Rate of a Shield Option is based on the performance of an Index. We calculate the Performance Rate only on the Term End Date. Any increase or reduction in the Investment Amount in a particular Shield Option is determined by multiplying the Performance Rate by the Investment Amount of the Shield Option on the last day of the Term. Index Examples The bar charts shown below provide each Index’s annual returns for the last 10 calendar years (or for the life of the Index if less than 10 years), as well as the Index returns after applying a hypothetical 5% cap and a hypothetical 10% buffer (Shield Rate). The chart illustrates the variability of the returns from year to year and shows how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance. The performance below is NOT the performance of any Shield Option. Your performance under the Contract will differ, perhaps significantly. The performance below may reflect a different return calculation, time period, and limit on Index gains and losses than the Shield Options, and does not reflect Contract fees and charges, including the Interim Value calculation, which reduces performance. S&P 500® Index* * The Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the companies in the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index. Russell 2000® Index* * The Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the companies in the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index. MSCI EAFE Index* * The Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the companies in the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index. Nasdaq-100 Index® * * The Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the companies in the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Credits are Based in Part on Index Performance [Text Block]	The Brighthouse Shield® Level II 6-Year Annuity is not a variable annuity where your account value varies based on the investment performance of the underlying portfolios you choose, rather the Shield Options offer potential interest based upon index performance. This potential interest—the Performance Rate Adjustment—may be a positive or negative percentage or zero.
Index-Linked Option Details, Investor Not Invested in Index or Securities [Text Block]	When you allocate your Purchase Payment to a Shield Option(s), you will not be investing in the Index or the securities tracked by the Index for the Shield Options you select, or in a mutual fund or exchange traded fund that also tracks the Index.
Index-Linked Option Details, Investor Could Lose Money if Index Declines [Text Block]	You could lose a significant amount of money if the Index Value declines. It is possible for you to lose a portion of the Purchase Payment and any earnings invested in the Contract.
Index-Linked Option Details, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	You could lose a significant amount of money due to an Interim Value calculation (and any associated proportional reduction to the Investment Amount associated with the Shield Option) if amounts are removed from a Shield Option. (See “Interim Value Calculation” under “CHARGES, FEES, AND ADJUSTMENTS.”)
Index-Linked Option Details, Features [Text Block]	Rate Crediting Type Considerations In deciding whether to purchase a Shield Option with a Cap Rate versus a Step Rate or Step Rate Edge, you should consider the following: Step Rates and Edge Rates are generally lower than Cap Rates. For example, if Index Performance is equal to or greater than zero but less than the Step Rate, and you chose a Cap Rate for your Shield Option, your Performance Rate Adjustment will be lower than it otherwise would be had you chosen a Step Rate. Similarly, if Index Performance is equal to or greater than the Shield Rate but less than the Edge Rate, and you chose a Cap Rate for your Shield Option, your Performance Rate Adjustment will be lower than it otherwise would be had you chosen an Edge Rate. Alternatively, if Index Performance is positive and exceeds the Step Rate, and you chose a Step Rate for your Shield Option, your Performance Rate Adjustment will be lower than it otherwise would be had you chosen a Cap Rate. For example, if you chose a Shield Option with a 10% Cap Rate and there is a 15% Index Performance, your Performance Rate is 10%; however, if instead you were to choose a Shield Option with an 8% Step Rate, your Performance Rate would instead be 8%. Similarly, if the Index Performance is equal to or greater than the Shield Rate and exceeds the Edge Rate, and you chose an Edge Rate for your Shield Option, your Performance Rate Adjustment will be lower than it otherwise would be had you chosen a Cap Rate. For example, if you chose a Shield Option with a 10% Cap Rate and there is a 15% Index Performance, your Performance Rate is 10%; however, if instead you were to choose a Shield Option with an 7% Edge Rate, your Performance Rate would instead be 7%. In deciding whether to purchase a Shield Option with a Step Rate versus Step Rate Edge, you should consider that Edge Rates are generally lower than Step Rates. However, Edge Rates may credit a positive Performance Rate even when Index Performance is negative up to the Shield Rate, whereas Step Rates are applicable only when Index Performance is zero or positive. For example, if you chose an Edge Rate of 7% and Index Performance is equal to or greater than the Shield Rate but less than zero, your Performance Rate would be 7%. On the other hand, if you chose a Step Rate of 8% and Index Performance is equal to or greater than the Shield Rate but less than zero, your Performance Rate would be 0% even though the Step Rate is higher than the Edge Rate. Conversely, if you chose an Edge Rate of 7% and Index Performance is equal to or greater than zero, your Performance Rate would be 7% whereas if you had chosen a Step Rate of 8%, your Performance Rate would be 8% rather than 7%. You should keep in mind that unlike Shield Options with a Cap Rate or Step Rate , with a Shield Option with Step Rate Edge you will receive a positive Performance Rate equal to the Edge Rate even if Index Performance is negative, so long as such negative Index Performance does not exceed the Shield Rate.
Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Limits the Negative Return [Text Block]
Shield Rate	Downside Protection
Shield 10	up to 10%
Shield 15	up to 15%
Shield 25	up to 25%

Index-Linked Option Details, Crediting Period [Line Items]
Index-Linked Option Details, Crediting Periods [Text Block]	TERM The Term is the number of years that a Shield Option is in effect. For specific Shield Options we currently offer Terms of 1 year, 2 years, 3 years, or 6 years. An initial Term(s) begins on the Issue Date. A Term ends and a subsequent Term begins on the Contract Anniversary coinciding with the duration of the then current Term for the Shield Option you have selected. In deciding whether to purchase a Shield Option with a longer or shorter Term, consider that investing in Shield Options with shorter Terms will provide more opportunities for receiving Performance Rate Adjustments, and reallocating Account Value in response to changing market conditions. Additionally, there will be more opportunities to access your Account Value without resulting in an Interim Value calculation (and any associated proportional reduction to your Investment Amount). However, Shield Options with shorter Terms may have less potential for Index gains because Index Performance is measured over a shorter period of time. Conversely, investing in Shield Options with longer Terms will provide fewer opportunities for Performance Rate Adjustments and reduce the frequency at which you can reallocate Account Value, in addition to limiting your ability to access your Account Value without an Interim Value calculation. However, Shield Options with longer Terms may provide more potential for Index gains. Term Start Date Each Shield Option will have a Term Start Date, which is the Contract Anniversary on which a Shield Option is established. The initial Term Start Date(s) begins on the Issue Date, and thereafter, will be the Contract Anniversary coinciding with the duration of the Term for the Shield Option completed. Term End Date Each Shield Option will have a Term End Date, which is the Contract Anniversary on which a Shield Option ends. Thirty (30) days in advance of the Term End Date, we will send you written notification stating that your current Shield Option is maturing and that, at the Term End Date, the Investment Amount allocated to that Shield Option will automatically be renewed into the same Shield Option unless you instruct us to transfer such amount into a different Shield Option(s) or the Fixed Account, if available. The notification will inform you of what your maturing Shield Options are and explain how you can obtain the different Shield Options available at the Term End Date, including the renewal Cap Rates, Step Rates, and Edge Rates, and the interest rate for the Fixed Account. You may also access information on our website at https://www.brighthousefinancial.com/products/rates/ where at least two months of available Shield Options and renewal rates are posted. If the same Shield Option is no longer available at the Term End Date, the Investment Amount will automatically transfer into the Fixed Account at the Term End Date, unless you instruct us otherwise. The amounts transferred to the Fixed Account must remain in the Fixed Account until the Fixed Account Term End Date (which, currently, will not be less than one (1) year). If the Fixed Account is not available, the Investment Amount will automatically transfer into the Holding Account, unless you instruct us otherwise. You have the Transfer Period to notify us that you want to transfer some or all of your Investment Amount to a new Shield Option(s) or the Fixed Account. For renewals into the same Shield Option, a new Cap Rate, Step Rate, or Edge Rate, as applicable, will be declared and will go into effect on the Contract Anniversary that coincides with the beginning of the new Term in the Shield Option that just ended. The amount transferred to the new Shield Option is the Investment Amount as of the Contract Anniversary. Amounts must remain in a Shield Option until the Term End Date to be credited with all or partial interest, as applicable, and to avoid a reduction in Interim Value and any proportional reduction to the Investment Amount associated with the Shield Option, in addition to potential tax consequences. Between the Term Start Date and the Term End Date, an Interim Value calculation is used to determine the amounts available for annuitization, death benefit payments, withdrawals (including RMDs and systematic withdrawals), Surrenders, and Performance Lock. See “CHARGES, FEES, AND ADJUSTMENTS -- Interim Value Calculation” for more information.
Index-Linked Option Details, Crediting Periods Investor Considerations [Text Block]	The Term is the number of years that a Shield Option is in effect. For specific Shield Options we currently offer Terms of 1 year, 2 years, 3 years, or 6 years. An initial Term(s) begins on the Issue Date. A Term ends and a subsequent Term begins on the Contract Anniversary coinciding with the duration of the then current Term for the Shield Option you have selected. In deciding whether to purchase a Shield Option with a longer or shorter Term, consider that investing in Shield Options with shorter Terms will provide more opportunities for receiving Performance Rate Adjustments, and reallocating Account Value in response to changing market conditions. Additionally, there will be more opportunities to access your Account Value without resulting in an Interim Value calculation (and any associated proportional reduction to your Investment Amount). However, Shield Options with shorter Terms may have less potential for Index gains because Index Performance is measured over a shorter period of time. Conversely, investing in Shield Options with longer Terms will provide fewer opportunities for Performance Rate Adjustments and reduce the frequency at which you can reallocate Account Value, in addition to limiting your ability to access your Account Value without an Interim Value calculation. However, Shield Options with longer Terms may provide more potential for Index gains. Term Start Date Each Shield Option will have a Term Start Date, which is the Contract Anniversary on which a Shield Option is established. The initial Term Start Date(s) begins on the Issue Date, and thereafter, will be the Contract Anniversary coinciding with the duration of the Term for the Shield Option completed. Term End Date Each Shield Option will have a Term End Date, which is the Contract Anniversary on which a Shield Option ends. Thirty (30) days in advance of the Term End Date, we will send you written notification stating that your current Shield Option is maturing and that, at the Term End Date, the Investment Amount allocated to that Shield Option will automatically be renewed into the same Shield Option unless you instruct us to transfer such amount into a different Shield Option(s) or the Fixed Account, if available. The notification will inform you of what your maturing Shield Options are and explain how you can obtain the different Shield Options available at the Term End Date, including the renewal Cap Rates, Step Rates, and Edge Rates, and the interest rate for the Fixed Account. You may also access information on our website at https://www.brighthousefinancial.com/products/rates/ where at least two months of available Shield Options and renewal rates are posted. If the same Shield Option is no longer available at the Term End Date, the Investment Amount will automatically transfer into the Fixed Account at the Term End Date, unless you instruct us otherwise. The amounts transferred to the Fixed Account must remain in the Fixed Account until the Fixed Account Term End Date (which, currently, will not be less than one (1) year). If the Fixed Account is not available, the Investment Amount will automatically transfer into the Holding Account, unless you instruct us otherwise. You have the Transfer Period to notify us that you want to transfer some or all of your Investment Amount to a new Shield Option(s) or the Fixed Account. For renewals into the same Shield Option, a new Cap Rate, Step Rate, or Edge Rate, as applicable, will be declared and will go into effect on the Contract Anniversary that coincides with the beginning of the new Term in the Shield Option that just ended. The amount transferred to the new Shield Option is the Investment Amount as of the Contract Anniversary.
Index-Linked Option Details, Amounts Must Remain Until End of Crediting Period [Text Block]	Amounts must remain in a Shield Option until the Term End Date to be credited with all or partial interest, as applicable, and to avoid a reduction in Interim Value and any proportional reduction to the Investment Amount associated with the Shield Option, in addition to potential tax consequences.
Index-Linked Option Details, Transactions Subject to Contract Adjustments [Text Block]	Between the Term Start Date and the Term End Date, an Interim Value calculation is used to determine the amounts available for annuitization, death benefit payments, withdrawals (including RMDs and systematic withdrawals), Surrenders, and Performance Lock. See "CHARGES, FEES, AND ADJUSTMENTS -- Interim Value Calculation" for more information.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology [Text Block]	Index Value The Index Value of an Index, on a Business Day, is the published closing value of the Index on that Business Day. The Index Value on any day that is not a Business Day is the value as of the prior Business Day. If an Index Value is not published on a Business Day, the closing Index Value on the next Business Day on which the Index Value is published will be used. We will use consistent sources to obtain Index Values. If these sources are no longer available for specific indices, we will select an alternative published source(s) for these Index Values. Index Performance Index Performance is the percentage change in an Index Value measured from the Term Start Date to any day, including the Term End Date, within the Term. The Index Performance can be positive, zero or negative. The Performance Rate of a Shield Option is based on the performance of an Index. We calculate the Performance Rate only on the Term End Date. Any increase or reduction in the Investment Amount in a particular Shield Option is determined by multiplying the Performance Rate by the Investment Amount of the Shield Option on the last day of the Term.
Index-Linked Option Details, Bar Chart Legend [Text Block]	The bar charts shown below provide each Index’s annual returns for the last 10 calendar years (or for the life of the Index if less than 10 years), as well as the Index returns after applying a hypothetical 5% cap and a hypothetical 10% buffer (Shield Rate). The chart illustrates the variability of the returns from year to year and shows how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance. The performance below is NOT the performance of any Shield Option. Your performance under the Contract will differ, perhaps significantly. The performance below may reflect a different return calculation, time period, and limit on Index gains and losses than the Shield Options, and does not reflect Contract fees and charges, including the Interim Value calculation, which reduces performance.
Index-Linked Option Details, Crediting Methodology Example [Text Block]	SHIELD RATES We will limit the negative Index Performance, as applicable, used in calculating the Performance Rate applied to the Investment Amount on the Term End Date. The Shield Rate for each Shield Option is the amount of any negative Index Performance that is absorbed by us at the Term End Date. The Shield Rate only applies to amounts held in the Shield Option until the Term End Date. Any negative Index Performance beyond the Shield Rate will reduce the Investment Amount. We currently offer the following Shield Rates—Shield 10, Shield 15 and Shield 25: Example 1—Calculating your Investment Amount without the Performance Lock on a Term End Date The following examples illustrate how we calculate and credit interest under each Index crediting methodology assuming hypothetical Index Performance and hypothetical limits on Index gains and losses. The examples assume no withdrawals. Examples 1A, 1B, and 1C are intended to show how the Investment Amount on a Term End Date is calculated. In each example, assume Owner 1 allocates her $50,000 Purchase Payment into a 1-Year Term / Shield 10 / S&P 500® Index and she allows her allocation to renew year to year for five years. In Example 1A she has selected the Shield 10 S&P 500® Index with a Cap Rate of 10%, in Example 1B she has selected the Shield 10 S&P 500® Index with a Step Rate of 8%, and in Example 1C she has selected the Shield 10 S&P 500® Index with an Edge Rate of 7%. For purposes of each example, assume the Example 1A Cap Rate stays at 10% for all five years, the Example 1B Step Rate stays at 8% for all five years, and the Example 1C Edge Rate stays at 7% for all five years. If a withdrawal were made, a Withdrawal Charge during the first 6 Contract Years as well as an Interim Value calculation may apply; and consequently the Investment Amount for the Term would be adjusted accordingly. Example 1A—Shield Option with Cap Rate: Owner 1 allocates her $50,000 Purchase Payment into a 1-Year Term / Shield 10 / S&P 500® Index with a Cap Rate of 10% and lets it renew year after year for five years. The following example illustrates how her initial $50,000 Purchase Payment could perform over a five-year period given fluctuating Index Values. For renewals into the same Shield Option a new Cap Rate would be declared and go into effect on the Contract Anniversary that coincides with the beginning of the new Shield Option. In some cases, we may declare a Cap Rate for a Shield Option as “uncapped” in which case the Performance Rate that can be received is equal to the Index Performance, subject to the Shield Rate.
Contract Year	1	2	3	4	5
Term Start Date
Investment Amount(1)	$50,000	$55,000	$57,750	$57,750	$57,750
Index Value	1,000	1,200	1,260	1,260	1,197
Term End Date
Index Value	1,200	1,260	1,260	1,197	1,017
Index Performance(2)	20%	5%	0%	-5%	-15%
Cap Rate	10%	10%	10%	10%	10%
Shield Rate	10%	10%	10%	10%	10%
Performance Rate (one year)(3)	10%	5%	0%	0%	-5%
Performance Rate Adjustment(4)	$5,000	$2,750	$0	$0	-$2,888
Investment Amount(5)	$55,000	$57,750	$57,750	$57,750	$54,862
The following notes to the table above provide important calculations showing how certain values are determined. (1)Investment Amount at Term Start Date in year one is the $50,000 Purchase Payment. In years two through five, the Investment Amount at Term Start Date would be $55,000, $57,750, $57,750 and $57,750, respectively, which was the Investment Amount at Term End Date for the prior year. (2)Index Performance is equal to the percentage change in the Index Value measured from the Term Start Date to the Term End Date. For example, in year one, Index Performance is calculated as follows: (1,200 [Index Value at Term End Date] –1,000 [Index Value at Term Start Date])
÷ 1,000 [Index Value at Term Start Date] = 20% (3)In year one, Index Performance exceeds the Cap Rate and therefore the Performance Rate is equal to the Cap Rate. In years two and three the Performance Rate is equal to the Index Performance because the Index Performance is not negative and does not exceed the Cap Rate. In year four the Performance Rate is 0% because the Index Performance is –5% and the Shield 10 absorbs up to 10% of the negative Index Performance. In year five, the Performance Rate is –5% because the Index Performance is –15% and the Shield 10 absorbs up to 10% of negative Index Performance. (4)The Performance Rate Adjustment is equal to the product of the Investment Amount at the Term Start Date adjusted for any withdrawals (including RMDs, systematic withdrawals, and any applicable Withdrawal Charge) (there are no withdrawals in the example) multiplied by the Performance Rate. For example, in year one the Performance Rate Adjustment is calculated as follows: $50,000 [Investment Amount at Term Start Date] x 10% [Performance Rate] = $5,000 (5)The Investment Amount at the Term End Date is equal to the Investment Amount at Term Start Date adjusted for any withdrawals (including RMDs, systematic withdrawals, and any applicable Withdrawal Charge) (there are no withdrawals in the example) plus the Performance Rate Adjustment. For example, in year one the Investment Amount at the Term End Date is calculated as follows: $50,000 [Investment Amount at Term Start Date] + $5,000 [Performance Rate Adjustment] = $55,000 Example 1B—Shield Option with Step Rate: Owner 1 allocates her $50,000 Purchase Payment into a 1-Year Term / Shield 10 / S&P 500® Index with a Step Rate of 8% and lets it renew year after year for five years. The following example illustrates how her initial $50,000 Purchase Payment could perform over a five-year period given fluctuating Index Values. For renewals into the same Shield Option a new Step Rate would be declared and go into effect on the Contract Anniversary that coincides with the beginning of the new Shield Option.
Contract Year	1	2	3	4	5
Term Start Date
Investment Amount(1)	$50,000	$54,000	$58,320	$62,986	$62,986
Index Value	1,000	1,050	1,260	1,260	1,134
Term End Date
Index Value	1,050	1,260	1,260	1,134	964
Index Performance(2)	5%	20%	0%	-10%	-15%
Step Rate	8%	8%	8%	8%	8%
Shield Rate	10%	10%	10%	10%	10%
Performance Rate (one year)(3)	8%	8%	8%	0%	-5%
Performance Rate Adjustment(4)	$4,000	$4,320	$4,666	$0	-$3,149
Investment Amount(5)	$54,000	$58,320	$62,986	$62,986	$59,837
The following notes to the table above provide important calculations showing how certain values are determined. (1)The Investment Amount at Term Start Date in year one is the $50,000 Purchase Payment. In years two through five, the Investment Amount at the Term Start Date would be $54,000, $58,320, $62,986 and $62,986, respectively, which was the Investment Amount at the Term End Date for the prior year. (2)Index Performance is equal to the percentage change in the Index Value measured from the Term Start Date to the Term End Date. For example, in year one, Index Performance is calculated as follows: (1,050 [Index Value at Term End Date] – 1,000 [Index Value at Term Start Date])
÷ 1,000 [Index Value at Term Start Date]) = 5% (3)In years one, two and three the Performance Rate is equal to the Step Rate because the Index Performance is positive or zero. It should be noted that although Index Performance was 20% in year two, the Performance Rate is capped at 8% by the Step Rate. In year four the Performance Rate is 0% because the Index Performance is –10% and the Shield 10 absorbs up to 10% of the negative Index Performance. In year five, the Performance Rate is –5% because the Index Performance is –15% and the Shield 10 absorbs up to 10% of the negative Index Performance. (4)The Performance Rate Adjustment is equal to the product of the Investment Amount at the Term Start Date adjusted for any withdrawals (including RMDs, systematic withdrawals, and any applicable Withdrawal Charge) (there are no withdrawals in the example) multiplied by the Performance Rate. For example, in year one the Performance Rate Adjustment is calculated as follows: $50,000 [Investment Amount at Term Start Date] x 8% [Performance Rate] = $4,000 (5)The Investment Amount at the Term End Date is equal to the Investment Amount at Term Start Date adjusted for any withdrawals (including RMDs, systematic withdrawals, and any applicable Withdrawal Charge) (there are no withdrawals in the example) plus the Performance Rate Adjustment. For example, in year one the Investment Amount at the Term End Date is calculated as follows: $50,000 [Investment Amount at Term Start Date] + $4,000 [Performance Rate Adjustment] = $54,000 Example 1C—Shield Option with Step Rate Edge: Owner 1 allocates her $50,000 Purchase Payment into a 1-Year Term / Shield 10 / S&P 500® Index with an Edge Rate of 7% and lets it renew year after year for five years. The following example illustrates how her initial $50,000 Purchase Payment could perform over a five-year period given fluctuating Index Values. For renewals into the same Shield Option a new Edge Rate would be declared and go into effect on the Contract Anniversary that coincides with the beginning of the new Shield Option.
Contract Year	1	2	3	4	5
Term Start Date
Investment Amount(1)	$50,000	$53,500	$57,245	$61,252	$65,540
Index Value	1,000	1,050	1,260	1,260	1,134
Term End Date
Index Value	1,050	1,260	1,260	1,134	964
Index Performance(2)	5%	20%	0%	-10%	-15%
Edge Rate	7%	7%	7%	7%	7%
Shield Rate	10%	10%	10%	10%	10%
Performance Rate (one year)(3)	7%	7%	7%	7%	-5%
Performance Rate Adjustment(4)	$3,500	$3,745	$4,007	$4,288	-$3,277
Investment Amount(5)	$53,500	$57,245	$61,252	$65,540	$62,263
The following notes to the table above provide important calculations showing how certain values are determined. (1)The Investment Amount at Term Start Date in year one is the $50,000 Purchase Payment. In years two through five, the Investment Amount at the Term Start Date would be $53,500, $57,245, $61,252 and $65,540, respectively, which was the Investment Amount at the Term End Date for the prior year. (2)Index Performance is equal to the percentage change in the Index Value measured from the Term Start Date to the Term End Date. For example, in year one, Index Performance is calculated as follows: (1,050 [Index Value at Term End Date] – 1,000 [Index Value at Term Start Date])
÷ 1,000 [Index Value at Term Start Date]) = 5% (3)In years one, two and three the Performance Rate is equal to the Edge Rate because the Index Performance is positive or zero. It should be noted that although Index Performance was 20% in year two, the Performance Rate is capped at 7% by the Edge Rate. In year four the Performance Rate is 7% because the Index Performance is –10% and does not exceed the Shield 10 which absorbs up to 10% of the negative Index Performance. In year five, the Performance Rate is –5% because the Index Performance is –15% and the Shield 10 absorbs up to 10% of the negative Index Performance. (4)The Performance Rate Adjustment is equal to the product of the Investment Amount at the Term Start Date adjusted for any withdrawals (including RMDs, systematic withdrawals, and any applicable Withdrawal Charge) (there are no withdrawals in the example) multiplied by the Performance Rate. For example, in year one the Performance Rate Adjustment is calculated as follows: $50,000 [Investment Amount at Term Start Date] x 7% [Performance Rate] = $3,500 (5)The Investment Amount at the Term End Date is equal to the Investment Amount at Term Start Date adjusted for any withdrawals (including RMDs, systematic withdrawals, and any applicable Withdrawal Charge) (there are no withdrawals in the example) plus the Performance Rate Adjustment. For example, in year one the Investment Amount at the Term End Date is calculated as follows: $50,000 [Investment Amount at Term Start Date] + $3,500 [Performance Rate Adjustment] = $53,500
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Substitution [Text Block]	Discontinuation or Substantial Change to an Index. If any Index is discontinued or we determine that our use of such Index should be discontinued because we are no longer licensed to use the Index, the method of calculation is substantially changed, or if Index Values become unavailable for any reason, we may substitute a comparable index with a similar investment objective and risk profile. We will send you written notification thirty (30) days in advance of such substitution or as soon as reasonably possible. In the event that a similar index is not found, we will substitute the original Index with a domestic or international broad-based securities market index. A Shield Option will not end prior to the Term End Date due to our inability to find a similar index. The substituted Index may not be acceptable to you, and you will be unable to transfer your Investment Amount in the associated Shield Option to another Shield Option(s) or the Fixed Account (if available) until the Transfer Period coinciding with the Term End Date. If you no longer want to remain invested in that Shield Option for the remainder of the Term, your only option will be to withdraw the related Investment Amount. If you withdraw the Investment Amount, the amount withdrawn will be the Interim Value of the Shield Option. Upon substitution of an Index, we will calculate your Index Performance on the existing Index up until the date of substitution and the substitute Index from the date of substitution to the Term End Date. The Index Performance as of the Term End Date will be equal to the return from having invested in the initial Index up to the substitution date and then investing in the substitute Index from the date of substitution to the Term End Date assuming no withdrawals or transfers based on the following formula: (initial Index at Index substitution date ÷ initial Index at Term Start Date) x (substituted Index at Term End Date ÷ substituted Index at substitution date) – 1. An Index substitution will not change the Term, Shield Rate, Cap Rate, Step Rate, or Edge Rate for an existing Shield Option. The performance of the new Index may not be as good as the one that it substituted and as a result your Index Performance may have been better if there had been no substitution. See Appendix C for an Index substitution Investment Amount example. If you have exercised the Performance Lock, a subsequent index substitution will have no impact on the Performance Lock Value of that Shield Option.
Index-Linked Option Details, Index Substitution Circumstances [Text Block]	If any Index is discontinued or we determine that our use of such Index should be discontinued because we are no longer licensed to use the Index, the method of calculation is substantially changed, or if Index Values become unavailable for any reason, we may substitute a comparable index with a similar investment objective and risk profile.
Index-Linked Option Details, Index Substitution Notification [Text Block]	We will send you written notification thirty (30) days in advance of such substitution or as soon as reasonably possible.
Index-Linked Option Details, Index Substitution Calculation [Text Block]	Upon substitution of an Index, we will calculate your Index Performance on the existing Index up until the date of substitution and the substitute Index from the date of substitution to the Term End Date. The Index Performance as of the Term End Date will be equal to the return from having invested in the initial Index up to the substitution date and then investing in the substitute Index from the date of substitution to the Term End Date assuming no withdrawals or transfers based on the following formula: (initial Index at Index substitution date ÷ initial Index at Term Start Date) x (substituted Index at Term End Date ÷ substituted Index at substitution date) – 1. An Index substitution will not change the Term, Shield Rate, Cap Rate, Step Rate, or Edge Rate for an existing Shield Option. The performance of the new Index may not be as good as the one that it substituted and as a result your Index Performance may have been better if there had been no substitution. See Appendix C for an Index substitution Investment Amount example. Appendix C Index Substitution Investment Amount Example The following example illustrates how we would calculate your Investment Amount on a Term End Date when there is an Index substitution. We assume no withdrawals and a $100,000 Purchase Payment into a Shield Option with a 1-Year Term / Shield 10 / S&P 500® Index with a Cap Rate of 10%. Initial Account Value:
Investment Amount at Term Start Date	$100,000
Term	1-Year
Initial Index	S&P 500® Index
Index Value on Term Start Date for S&P 500® Index	1,400
Cap Rate	10%
Shield Rate	10%
On date of Index Substitution halfway through the Term:
Index substitution
Number of days since Term Start Date	183
Index Value for S&P 500® Index	1,330
Index Performance for S&P 500® Index(1)	–5%
Substituted Index	Russell 2000® Index
Index Value for Russell 2000® Index on substitution date	1,250
Calculation of Investment Amount at Term End Date:
Index Value for Russell 2000® Index	1,375
Index Performance for S&P 500® Index(1)	–5%
Index Performance for Russell 2000® Index(2)	10%
Total Index Performance for the Term(3)	4.5%
Cap Rate	10%
Shield Rate	10%
Performance Rate(4)	4.5%
Performance Rate Adjustment(5)	$4,500
Investment Amount at Term End Date(6)	$104,500
The following notes to the tables above provide important calculations showing how certain values are determined. (1)Index Performance is equal to the percentage change in the Index Value measured from the Term Start Date to the date of the Index substitution. Index Performance is calculated as follows: (1330 [Index Value at date of substitution] — 1400 [Index Value at Term Start Date])
÷ 1400 [Index Value at Term Start Date]) = –5% (2)Index Performance is equal to the percentage change in the Index Value measured from the date of the Index substitution to the Term End Date. Index Performance is calculated as follows: (1375 [Index Value at Term End Date] — 1250 [Index Value at date of the substitution])
÷ 1250 [Index Value at date of substitution]) = 10% (3)Since there was an Index substitution from the S&P 500® Index (initial Index) to the Russell 2000® Index (substituted Index), the total Index Performance for the Term is equal to the S&P 500® Index Value at the Index substitution date divided by the S&P 500® Index Value at the Term Start Date multiplied by the Russell 2000® Index Value at the Term End Date divided by the Russell 2000® Index Value at the substitution date –1. Total Index Performance for the Term is calculated as follows: (1330 [initial Index at Index substitution date] ÷ 1400 [initial Index at Term Start Date])
x (1375 [substituted Index at Term End Date] ÷ 1250 [substituted Index at substitution date]) –1 = 4.5% (4)The Performance Rate is equal to the Index Performance (4.5%) because the total Index Performance for the Term is greater than zero and less than the Cap Rate. (5)The Performance Rate Adjustment is equal to the product of the Investment Amount at the Term Start Date adjusted for any withdrawals (including any applicable Withdrawal Charge) (there are no withdrawals in the example) multiplied by the Performance Rate. The Performance Rate Adjustment is calculated as follows: $100,000 [Investment Amount at Term Start Date] x 4.5% [Performance Rate] = $4,500 (6)The Investment Amount at Term End Date is equal to the Investment Amount at the Term Start Date adjusted for any withdrawals (including any applicable Withdrawal Charge) (there are no withdrawals in the example) plus the Performance Rate Adjustment. The Investment Amount at Term End Date is calculated as follows: $100,000 [Investment Amount at Term Start Date] + $4,500 [Performance Rate Adjustment] = $104,500
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	Addition or Discontinuance of a Shield Option A Shield Option will always be available; however, we can add or discontinue any Shield Option. When a change is made to a Shield Option or an Index, or a change is made subsequent to the Issue Date, we will send a notification describing any changes to the Shield Option, as required by law. This change will take effect under your Contract as of the next Contract Anniversary for any allowable transfers into the Shield Option(s). If you are currently allocated in a Shield Option which is no longer available, you will remain in that Shield Option until the Term End Date, but that Shield Option will no longer be available following the Term End Date. For more on transfers and renewals, see “TRANSFERS.” Account Value Your Account Value is the total of the Fixed Account Value, the value of the Shield Option(s), and the Holding Account value under your Contract during the Accumulation Period. The following five sections of the prospectus describe (1) the calculation of Investment Amount, (2) Interim Value Calculation, (3) how withdrawals work, (4) how Transfers work, and (5) how Performance Lock works. Each section has corresponding example(s). These examples should not be considered a representation of past or future performance for any Shield Option. Actual performance may be greater or less than those shown in the examples. Similarly, the Index Values in the examples are not an estimate or guarantee of future Index Performance. The rates for the Rate Crediting Types shown in the following examples are for illustrative purposes only and may not reflect actual declared rates. Values are rounded for display purposes only. Investment Amount The Investment Amount for each Shield Option is equal to the Investment Amount at the Term Start Date, reduced proportionately for any withdrawals (including RMDs, and systematic withdrawals) by the same percentage that the withdrawal reduces the Interim Value attributable to that Shield Option, adjusted by the Performance Rate at the Term End Date. The remaining Investment Amount after a withdrawal will be used as the new Investment Amount for the Term until the Term End Date for that Shield Option, or the next Interim Value calculation. On the Term End Date, we apply the Performance Rate to your Investment Amount. Calculating your Investment Amount on a Term End Date The Performance Rate can be positive, zero or negative and is determined as follows:
Shield Option type:	If Index Performance is:	Performance Rate will equal:
Shield Options with a Cap Rate	less than or equal to zero
the lesser of: zero or the Index
Performance increased by the Shield
Rate (For example: a -15% Index
Performance with Shield 10 will result
in a -5% Performance Rate. The
Performance Rate can never be
greater than zero if the Index
Performance is negative.)

	greater than zero and less than the Cap Rate	the Index Performance
	greater than zero and equals or exceeds the Cap Rate	the Cap Rate
Shield Options with a Step Rate	less than zero
the lesser of: zero or the Index
Performance increased by the Shield
Rate (For example: a -15% Index
Performance with Shield 10 will result
in a -5% Performance Rate. The
Performance Rate can never be
greater than zero if the Index
Performance is negative.)

	equal to or greater than zero	the Step Rate
Shield Options with Step Rate Edge	less than zero and exceeds the Shield Rate	Index Performance increased by the Shield Rate (For example: a -15% Index Performance with Shield 10 will result in a -5% Performance Rate.)
	less than zero but does not exceed the Shield Rate	the Edge Rate
	zero or positive	the Edge Rate

Fixed Option Details, Interest Crediting [Line Items]
Fixed Option Details, Other Material Features [Text Block]	Appendix E The Fixed Account See Appendix F for more information about the Holding Account The Fixed Account is a funding option that may be available and is part of BLNY’s General Account assets. These General Account assets include all assets of BLNY other than those held in the Separate Accounts sponsored by BLNY or its affiliates. Any interest in the Fixed Account is not a security under the Securities Act of 1933 and the Fixed Account is not registered under or regulated by the Investment Company Act of 1940. Accordingly, the Fixed Account is not offered by virtue of the prospectus. Disclosure regarding the Fixed Account and the General Account may, however, be subject to certain provisions of the Federal securities laws relating to the accuracy and completeness of statements made in the prospectus. Under the Fixed Account, BLNY assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. We guarantee that, at any time, the Fixed Account Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable Premium Taxes or prior withdrawals. Account Value allocated to the Fixed Account and any transfers made to the Fixed Account become part of BLNY’s General Account, which supports insurance and annuity obligations. We reserve the right to restrict Investment Amounts into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the Minimum Guaranteed Interest Rate specified in your Contract. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, neither the Fixed Account nor the General Account is registered or regulated under the Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account. Investment income from the Fixed Account allocated to us includes compensation for risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time. We guarantee that for the life of the Contract interest credited to your Fixed Account Value during the Fixed Account Term beginning on the Issue Date will not be accumulated at less than the Minimum Guaranteed Interest Rate allowed by state law. The current Minimum Guaranteed Interest Rate applicable to any Contract will not be less than 1%. We reserve the right to change the rate subject to state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the Minimum Guaranteed Interest Rate at our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the Minimum Guaranteed Interest Rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors. For renewals into the Fixed Account, the new guaranteed interest rate will be declared for each subsequent Fixed Account Term. At the Fixed Account Term End Date, the Fixed Account Value will automatically be renewed into the same Fixed Account Term, with the new interest rate, unless otherwise instructed by you. If the Fixed Account is not available at the end of the existing Fixed Account Term, these amounts will automatically transfer into the Holding Account at the end of the Fixed Account Term unless otherwise instructed by you to transfer into one or more available Shield Options. You have the Transfer Period to notify us that you want to transfer some or all of your Fixed Account Value to a new Shield Option(s). Fixed Account Value. We credit interest to the portion of the Account Value allocated to the Fixed Account. (See “Interest Crediting” below.) The Fixed Account is part of our General Account. We guarantee that the interest credited to your initial allocation to the Fixed Account during the Fixed Account Term beginning on the Issue Date will not be accumulated at less than the Minimum Guaranteed Interest Rate. Thereafter, we will declare an interest rate as of each subsequent Fixed Account Term and such rate will not be less than the Minimum Guaranteed Interest Rate. If the declared interest rate equals the Minimum Guaranteed Interest Rate specified in your Contract and we are unable to support the Minimum Guaranteed Interest Rate, we reserve the right, with thirty (30) days advance written Notice, to restrict transfers and allocations into the Fixed Account. The initial Fixed Account Value is the amount initially allocated to the Fixed Account. Thereafter, the Fixed Account Value equals: (a) the initial Fixed Account Value or the Fixed Account Value on the most recent Contract Anniversary, as applicable, including any transfers; plus (b) any interest credited by us; less (c) the amount of any withdrawals (including any Withdrawal Charges); and less (d) any Premium Tax or other taxes, if applicable. Interest Crediting. Interest will be compounded and credited daily to the Fixed Account at an annual effective interest rate declared by us. Interest will be credited on amounts allocated to the Fixed Account through the effective date such amounts are withdrawn or transferred from the Fixed Account. Deferral of Payments. After receipt of a Notice of withdrawal, we reserve the right to defer payment for a withdrawal for the period permitted by law but not for more than six (6) months. Interest of Delayed Payments. For the value of the Shield Options, we will pay interest on any payments of death benefits not made within seven (7) calendar days of receipt of due proof of death and the first acceptable election. For the Fixed Account Value, we will pay interest on any payments of death benefits from the date of death. We will also pay interest on withdrawals paid ten (10) Business Days or later after receipt by us of any Notice to complete the transactions. Interest, in either instance, will be paid in accordance with laws and regulations in effect in the state of New York. Important terms that will help you understand this Appendix E: Fixed Account Term. The length of time over which the current Fixed Account interest rate is guaranteed. No Fixed Account Term will extend beyond the Annuity Date. The minimum Fixed Account Term depends on the date your Contract is issued but will not be less than one (1) year. Fixed Account Value. The Fixed Account Value at the end of the Fixed Account Term. Transfers. During the Accumulation Period you may only make a transfer to or from the Fixed Account and/or to or from a new Shield Option(s) during the Transfer Period. Once we receive allocation instructions from you, we will transfer the amounts in the Fixed Account to the Shield Option(s) on the next Contract Anniversary. The effective date of such transfer is the first day of the Fixed Account Term and/or a Term(s) in which the transfer is made.
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]	Interim Value Calculation Your Investment Amount in each Shield Option on the Term End Date is calculated as described above under “Calculating your Investment Amount on a Term End Date”. In setting the various rates we use in calculating the Investment Amount, we assume that you are going to hold a Shield Option until the Term End Date. Nevertheless, you have the right under the Contract to make withdrawals, Surrender the Contract, annuitize, and exercise Performance Lock before the Term End Date. Therefore, we calculate an Interim Value on each Business Day between the Term Start Date and the Term End Date. Between the Term Start Date and the Term End Date, we use the Interim Value to calculate the amount that is available for (1) annuitization; (2) death benefits; (3) withdrawals (including RMDs and systematic withdrawals); (4) Surrenders; and (5) Performance Lock. The Interim Value is also used to determine how much the Investment Amount will be reduced by a withdrawal. You may obtain your Interim Value on any Business Day by calling us at (888) 243-1932 or by accessing our website at www.brighthousefinancial.com. However, Interim Values fluctuate daily, and the current value(s) quoted may differ from the actual value(s) calculated. We calculate the Interim Value of each Shield Option on any Business Day other than the Term Start Date and Term End Date. If you request a full or partial withdrawal during a Term, the Withdrawal Amount will be deducted from the Interim Values of the Shield Options in which you are invested (unless you instruct us otherwise for a partial withdrawal). Withdrawals from the Shield Options during the Term will reduce the Interim Values of those Shield Options on a dollar-for-dollar basis by the portion of the Withdrawal Amount deducted from each Shield Option. We will pay you a net amount after adjustments for any Withdrawal Charge. The net amount payable to you is equal to the amount withdrawn (including any applicable Withdrawal Charge), less Premium Tax and other taxes, if any. (See “WITHDRAWAL PROVISIONS” for more information.) Once a Shield Option reaches the Term End Date, there is no Interim Value, and the Performance Rate will be applied to the Investment Amount based off the Rate Crediting Type and applicable Shield Rate. If you have not exercised the Performance Lock, the Interim Value is included in the Account Value to reflect the amount in the applicable Shield Option prior to the Term End Date. If you exercise the Performance Lock for a Shield Option, the Performance Lock Value will be the Interim Value calculated at the end of the current Business Day on which you exercise the Performance Lock. See “PERFORMANCE LOCK” for more information. The Interim Value is a calculated value that reflects the value of each Shield Option taking into account the applicable Shield Rate and Rate Crediting Type, current price of the underlying Index, the time remaining until the Term End Date, and the current value of the investments we have made to fund our obligations under the Shield Option. The Interim Value is an estimate of the current value of fixed income and derivative instruments we could purchase to assure our ability to meet our obligations to the Owner at a Term End Date. The Interim Value calculation is different than the calculation we use to calculate the Investment Amount for a Shield Option on the Term End Date. The Interim Value calculation is intended to protect the Company from losses on those fixed income and derivative instruments when amounts are withdrawn (or otherwise removed) from a Shield Option before the Term End Date. The Interim Value calculation transfers this risk from the Company to Contract Owners. The Interim Value assesses the fair value of the assets allocated to the Shield Option (Investment Amount) plus the current value of the portfolio of options utilized to replicate the performance of these Shield Options. The Interim Value for a Shield Option is equal to the sum of (1) and (2), where: (1) Is the market value of the Fixed Income Asset Proxy on the Business Day the Interim Value is calculated. (2) Is the current market value of the Derivative Asset Proxy. 1. The Fixed Income Asset Proxy is meant to represent the market value of the fixed income assets supporting each Shield Option. The Market Value Rate is the Constant Maturity Treasury (CMT) rate with a maturity equal to that of the Term. If a maturity of the CMT rate is not available that equals the Term, then the Market Value Rate will be linearly interpolated between the two closest available CMT maturities. The Market Value Rate will apply on a uniform basis for a class of Contract Owners in the same Shield Option and will be administered in a uniform and non-discriminatory manner. 2. The Derivative Asset Proxy is meant to represent an estimation of the market value of the possibility of gain or loss on the Term End Date. The value may be positive or negative. For each Shield Option, we solely designate and value options using the Black-Scholes Model, each of which is tied to the performance of the underlying Index associated with the Shield Option. We use derivatives to provide an estimate of the gain or loss on the Investment Amount allocated to the Shield Option that could occur on the Term End Date. This estimate also reflects the impact of the Shield Rate, Cap Rate, Step Rate, or Edge Rate, at the end of the Term as well as the estimated cost of exiting the replicating options prior to the Term End Date. The valuation of the options is based on the Black-Scholes Model, which is one of the standard methods for valuing derivatives based on inputs from third party vendors. The methodology used to value these options is determined solely by us and may vary, higher or lower, from other estimated valuations or the actual selling price of identical derivatives. Any variance between our estimated fair value price and other estimated or actual prices may be different from Shield Option type to Shield Option type and may also change from day to day. There are many external factors that may impact the Interim Value including changes in the Indices, changes in the interest rate environment, and volatility. When we calculate the Interim Value, we will obtain market data for derivative pricing each Business Day from outside vendors. If these values are available and we are delayed in receiving these values, and cannot calculate a new Interim Value, we will use the prior Business Day’s Interim Value. Detailed information on the Interim Value calculation and examples can be found in the Statement of Additional Information (“SAI”) that accompanies this prospectus. The Interim Value calculated may be less than the Investment Amount at the time the Interim Value is calculated even if the current Index Value is higher than it was on the Term Start Date. Additionally, the Shield Rate and the Rate Crediting Type only apply to amounts held in the Shield Option until the Term End Date. This means that the Interim Value does not receive the protection from loss provided by the Shield Rate, or the application of the Rate Crediting Type. The Interim Value could be more or less than the amount you would receive had you held the investment until the Term End Date, after the Performance Rate Adjustment. As a result, there could be less money available under your Contract for withdrawals, Surrenders, death benefit payments, and annuitization. A negative Interim Value could result in a loss beyond the protection of the Shield Rate. In extreme circumstances, you could lose up to 100% of the value of the Shield Option if you exercise the Performance Lock, or if you make a withdrawal, Surrender, or otherwise remove amounts from the Shield Options before the Term End Date. If you have not exercised the Performance Lock, the withdrawal amount (including any applicable Withdrawal Charge) will reduce the Investment Amount for each Shield Option by the percentage reduction in the Interim Value of such Shield Option (i.e. a proportional reduction). Accordingly, when the Interim Value is less than the Investment Amount, the reduction to the Shield Option is on a more than dollar for dollar basis. On the other hand, when the Interim Value is greater than the Investment Amount, the reduction to the Shield Option is on a less than dollar for dollar basis. The remaining Investment Amount after a withdrawal will be used as the new Investment Amount for the Term until the Term End Date or the next Interim Value calculation for that Shield Option. To see how a withdrawal impacts the Performance Lock Value, see “PERFORMANCE LOCK”. Reductions to the Investment Amount will reduce the Interim Value for that Shield Option for the remainder of the Term, and, as a result, the positive interest, if any, credited to the remaining Investment Amount on the Term End Date will be less than if you had not taken a withdrawal. Withdrawals and deductions from the Shield Options prior to the Term End Date, such as systematic withdrawals and RMDs, may have an adverse effect on the values and benefits under your Contract. If you intend to make such ongoing withdrawals, you should consult with a financial professional about whether this Contract is appropriate for you.
Contract Adjustment, Applicable Transaction [Text Block]	Nevertheless, you have the right under the Contract to make withdrawals, Surrender the Contract, annuitize, and exercise Performance Lock before the Term End Date
Contract Adjustment, Waiver Circumstances [Text Block]	Note: For tax purposes, earnings from Non-Qualified Contracts are generally considered to come out first. When No Withdrawal Charge Applies In some cases we will not charge you the Withdrawal Charge when you make a withdrawal. We may, however, ask you to prove that you meet any of the following conditions: (i)Maturity of the Contract; (ii)Payment of the death benefit; (iii)Application of your Account Value to an Annuity Option; (iv)If the withdrawal is to avoid required Federal income tax penalties or to satisfy Federal income tax rules concerning minimum distribution requirements that apply to your Contract, except for RMDs on a decedent Roth IRA. For purposes of this exception, we assume that the Contract is the only contract or funding vehicle from which distributions are required to be taken and we will ignore all other Account Values; (v)If you properly “recharacterize” as permitted under Federal tax law your Traditional IRA Contract or Roth IRA Contract issued by us; (vi)If we agree in writing that none will apply. For example, if you transfer your Account Value to another approved annuity contract issued by us or one of our affiliates; (vii)Withdrawals pursuant to either the Nursing Home Exception or the Terminal Illness Exception (see below); or (viii)Withdrawals up to the Free Withdrawal Amount. Nursing Home Exception/Terminal Illness Exception. After the first Contract Year, a Withdrawal Charge which would otherwise apply to a withdrawal will be waived, if you, or your Joint Owner:•(Nursing Home Exception) Has been a resident of certain nursing home facilities or a hospital for a minimum of 90 consecutive days or for a minimum total of 90 days where there is no more than a 6-month break in that residency and the residencies are for related causes, where you have exercised this right no later than 90 days after exiting the nursing home facility or hospital. The confinement must be prescribed by a physician and be medically necessary; or•(Terminal Illness Exception) Is diagnosed with a terminal illness and not expected to live more than 12 months (a physician certifies to your illness and life expectancy) and you were not diagnosed with the terminal illness as of the date we issued your Contract. These Contract features are only available if you are less than 81 years old on the Issue Date of your Contract and terminate on the Annuity Date. These Contract features are free of charge. Additional conditions and requirements apply and are specified in the rider(s) that are part of your Contract. Free Withdrawal Amount. After the first Contract Year, you may withdraw a portion of your Account Value free from any Withdrawal Charge. The Free Withdrawal Amount each Contract Year is equal to 10% of your Account Value as of the prior Contract Anniversary, less the total amount withdrawn from the Account Value in the current Contract Year. The Free Withdrawal Amount is non-cumulative and is not carried over to other Contract Years.
Contract Adjustment, Impact of Adjustment on Interest Credited [Text Block]	Reductions to the Investment Amount will reduce the Interim Value for that Shield Option for the remainder of the Term, and, as a result, the positive interest, if any, credited to the remaining Investment Amount on the Term End Date will be less than if you had not taken a withdrawal.
Contract Adjustment, Relationship to Other Charges [Text Block]	There are many external factors that may impact the Interim Value including changes in the Indices, changes in the interest rate environment, and volatility.
Contract Adjustment, Obtaining Current Value of an Adjustment [Text Block]	You may obtain your Interim Value on any Business Day by calling us at (888) 243-1932 or by accessing our website at www.brighthousefinancial.com.
Contract Adjustment, Current Value of an Adjustment Fluctuates [Text Block]	However, Interim Values fluctuate daily, and the current value(s) quoted may differ from the actual value(s) calculated.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	BENEFITS AVAILABLE UNDER THE CONTRACT The following table summarizes information about the standard benefits available under the Contract. The availability of Contract benefits may vary depending on the selling firm through which your Contract is sold. See Appendix G – Financial Intermediary Variations.
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Account Value Death Benefit (Standard Death Benefit)	Pays a death benefit equal to the Account Value	N/A
●Only available during the
Accumulation Period.
●For Owners aged 81 or older
on the Issue Date of your
Contract.
●Account Value may reflect an
Interim Value calculation for
the Shield Options, which may
be less than the Investment
Amount.
●Withdrawals will reduce the
death benefit, perhaps
significantly, and such
reductions could be greater
than the amount withdrawn.

Return of Premium Death Benefit (Standard Death Benefit)	Pays a death benefit equal to the greater of your Account Value or your Purchase Payment (adjusted for any withdrawals, including Withdrawal Charges)	N/A
●Only available during the
Accumulation Period.
●For Owners aged 80 or
younger on the Issue Date of
your Contract.
●Account Value may reflect an
Interim Value calculation for
the Shield Options, which may
be less than the Investment
Amount.
●Withdrawals will reduce the
death benefit, perhaps
significantly, and such
reductions could be greater
than the amount withdrawn.

Systematic Withdrawal Program	Allows automated processing of amounts withdrawn from your Contract	N/A
●Available in any Contract Year
for RMD amounts withdrawn
from an IRA Contract or
qualified annuity Contract.
●Available after the first
Contract Year and for up to10%
of your Account Value as of the
prior Contract Anniversary for
automated processing of
amounts withdrawn for
purposes other than RMDs.
●Each payment must be at least
$100.
●A minimum of $500 must be
distributed each Contract Year.
●Withdrawals may only be on a
monthly, quarterly,
semi-annual, or annual basis.

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Free Withdrawal Amount	Provides a portion of your Account Value that may be withdrawn each Contract Year without incurring Withdrawal Charges	N/A
●Only available during the
Accumulation Period.
●Withdrawals of the Free
Withdrawal Amount may be
subject to taxes and tax
penalties.
●Withdrawals from the Shield
Options during a Term will be
based on Interim Values.
●Any unused portion of the Free
Withdrawal Amount may not
be carried over to the next
Contract Year.

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Performance Lock	By providing Notice to us, allows you to lock the Interim Value of a Shield Option once during the Term	N/A
●Only available during the
Accumulation Period.
●May be requested on any
Business Day prior to the Term
End Date.
●We use the Interim Value
calculated at the end of the
current Business Day on which
you exercise the Performance
Lock to determine the
Performance Lock Value.
●
●You will not be able to
determine in advance the
Performance Lock Value, and it
may be higher or lower than it
was at the point in time you
requested the Performance
Lock.
●You may lock in a loss.
●The Performance Lock Value
Will not participate in Index
performance (positive or
negative) for the remainder of
the Term, including the Term
End Date.
●Shield Rate and Cap Rate, Step
Rate, or Edge Rate will not
apply on the Term End Date
after a Performance Lock is
exercised.
●Must be exercised for the full
amount of the Shield Option
Interim Value.
●May be exercised once per
Term for each Shield Option.
●Once the Performance Lock is
exercised for a Shield Option, it
is irrevocable for the
remainder of that Term.
●Upon exercising, you can
transfer the entire
Performance Lock Value to any
available Shield Option or to
the Fixed Account on any
Contract Anniversary occurring
prior to the Term End Date.

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Account Value Death Benefit (Standard Death Benefit)	Pays a death benefit equal to the Account Value	N/A
●Only available during the
Accumulation Period.
●For Owners aged 81 or older
on the Issue Date of your
Contract.
●Account Value may reflect an
Interim Value calculation for
the Shield Options, which may
be less than the Investment
Amount.
●Withdrawals will reduce the
death benefit, perhaps
significantly, and such
reductions could be greater
than the amount withdrawn.

Return of Premium Death Benefit (Standard Death Benefit)	Pays a death benefit equal to the greater of your Account Value or your Purchase Payment (adjusted for any withdrawals, including Withdrawal Charges)	N/A
●Only available during the
Accumulation Period.
●For Owners aged 80 or
younger on the Issue Date of
your Contract.
●Account Value may reflect an
Interim Value calculation for
the Shield Options, which may
be less than the Investment
Amount.
●Withdrawals will reduce the
death benefit, perhaps
significantly, and such
reductions could be greater
than the amount withdrawn.

Systematic Withdrawal Program	Allows automated processing of amounts withdrawn from your Contract	N/A
●Available in any Contract Year
for RMD amounts withdrawn
from an IRA Contract or
qualified annuity Contract.
●Available after the first
Contract Year and for up to10%
of your Account Value as of the
prior Contract Anniversary for
automated processing of
amounts withdrawn for
purposes other than RMDs.
●Each payment must be at least
$100.
●A minimum of $500 must be
distributed each Contract Year.
●Withdrawals may only be on a
monthly, quarterly,
semi-annual, or annual basis.

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Free Withdrawal Amount	Provides a portion of your Account Value that may be withdrawn each Contract Year without incurring Withdrawal Charges	N/A
●Only available during the
Accumulation Period.
●Withdrawals of the Free
Withdrawal Amount may be
subject to taxes and tax
penalties.
●Withdrawals from the Shield
Options during a Term will be
based on Interim Values.
●Any unused portion of the Free
Withdrawal Amount may not
be carried over to the next
Contract Year.

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Performance Lock	By providing Notice to us, allows you to lock the Interim Value of a Shield Option once during the Term	N/A
●Only available during the
Accumulation Period.
●May be requested on any
Business Day prior to the Term
End Date.
●We use the Interim Value
calculated at the end of the
current Business Day on which
you exercise the Performance
Lock to determine the
Performance Lock Value.
●
●You will not be able to
determine in advance the
Performance Lock Value, and it
may be higher or lower than it
was at the point in time you
requested the Performance
Lock.
●You may lock in a loss.
●The Performance Lock Value
Will not participate in Index
performance (positive or
negative) for the remainder of
the Term, including the Term
End Date.
●Shield Rate and Cap Rate, Step
Rate, or Edge Rate will not
apply on the Term End Date
after a Performance Lock is
exercised.
●Must be exercised for the full
amount of the Shield Option
Interim Value.
●May be exercised once per
Term for each Shield Option.
●Once the Performance Lock is
exercised for a Shield Option, it
is irrevocable for the
remainder of that Term.
●Upon exercising, you can
transfer the entire
Performance Lock Value to any
available Shield Option or to
the Fixed Account on any
Contract Anniversary occurring
prior to the Term End Date.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Appendix A Investment Options Available Under The Contract The following is a list of Shield Options currently available under the Contract. The availability of Allocation Options may vary depending on the selling firm through which your Contract is sold. See Appendix G – Financial Intermediary Variations. We may change the features of the Shield Options listed below (including the Index and the current limits on Index gains and losses), offer new Shield Options, and terminate existing Shield Options. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on Index gains is available at https://www.brighthousefinancial.com/products/rates/. See “SHIELD OPTIONS,” “SHIELD RATES,” and “RATE CREDITING TYPES” sections in the prospectus for more information. Note: If amounts are removed from a Shield Option before the end of a Term, we will apply an Interim Value calculation. This Interim Value calculation may result in a significant reduction in your Account Value that could exceed any protection from Index loss that would be in place if you held the option until the end of the Term. See “Interim Value Calculation” under “CHARGES, FEES, AND ADJUSTMENTS” and the “WITHDRAWAL PROVISIONS” section in the prospectus for more information.
Index[1]	Type of Index	Term	Current Shield Rate (if held until end of Term)	Minimum Guaranteed Rate for Rate Crediting Type (for life of Shield Option)
S&P 500® Index	Market Index	1 Year	25%	3.5%	Cap Rate
S&P 500® Index	Market Index	1 Year	15%	4.5%	Cap Rate
S&P 500® Index	Market Index	1 Year	10%	5%	Cap Rate
S&P 500® Index	Market Index	1 Year	15%	4.5%	Step Rate
S&P 500® Index	Market Index	1 Year	15%	4.5%	Edge Rate
S&P 500® Index	Market Index	1 Year	10%	5%	Step Rate
S&P 500® Index	Market Index	1 Year	10%	5%	Edge Rate
S&P 500® Index	Market Index	2 Year	15%	9%	Step Rate
S&P 500® Index	Market Index	2 Year	15%	9%	Edge Rate
S&P 500® Index	Market Index	2 Year	10%	10%	Step Rate
S&P 500® Index	Market Index	2 Year	10%	10%	Edge Rate
S&P 500® Index	Market Index	3 Year	15%	13.5%	Cap Rate
S&P 500® Index	Market Index	3 Year	10%	15%	Cap Rate
S&P 500® Index	Market Index	6 Year	25%	21%	Cap Rate
S&P 500® Index	Market Index	6 Year	15%	27%	Cap Rate
S&P 500® Index	Market Index	6 Year	10%	30%	Cap Rate
Russell 2000® Index	Market Index	1 Year	25%	3.5%	Cap Rate
Russell 2000® Index	Market Index	1 Year	15%	4.5%	Cap Rate
Russell 2000® Index	Market Index	1 Year	10%	5%	Cap Rate
Russell 2000® Index	Market Index	1 Year	15%	4.5%	Step Rate
Russell 2000® Index	Market Index	1 Year	15%	4.5%	Edge Rate
Russell 2000® Index	Market Index	1 Year	10%	5%	Step Rate
Russell 2000® Index	Market Index	1 Year	10%	5%	Edge Rate
Russell 2000® Index	Market Index	2 Year	15%	9%	Step Rate
Russell 2000® Index	Market Index	2 Year	15%	9%	Edge Rate
Russell 2000® Index	Market Index	2 Year	10%	10%	Step Rate
Russell 2000® Index	Market Index	2 Year	10%	10%	Edge Rate
Russell 2000® Index	Market Index	3 Year	15%	13.5%	Cap Rate
Russell 2000® Index	Market Index	3 Year	10%	15%	Cap Rate
Russell 2000® Index	Market Index	6 Year	25%	21%	Cap Rate
Index[1]	Type of Index	Term	Current Shield Rate (if held until end of Term)	Minimum Guaranteed Rate for Rate Crediting Type (for life of Shield Option)
Russell 2000® Index	Market Index	6 Year	15%	27%	Cap Rate
Russell 2000® Index	Market Index	6 Year	10%	30%	Cap Rate
MSCI EAFE Index	Market Index	1 Year	25%	3.5%	Cap Rate
MSCI EAFE Index	Market Index	1 Year	15%	4.5%	Cap Rate
MSCI EAFE Index	Market Index	1 Year	10%	5%	Cap Rate
MSCI EAFE Index	Market Index	1 Year	15%	4.5%	Step Rate
MSCI EAFE Index	Market Index	1 Year	15%	4.5%	Edge Rate
MSCI EAFE Index	Market Index	1 Year	10%	5%	Step Rate
MSCI EAFE Index	Market Index	1 Year	10%	5%	Edge Rate
MSCI EAFE Index	Market Index	2 Year	15%	9%	Step Rate
MSCI EAFE Index	Market Index	2 Year	15%	9%	Edge Rate
MSCI EAFE Index	Market Index	2 Year	10%	10%	Step Rate
MSCI EAFE Index	Market Index	2 Year	10%	10%	Edge Rate
MSCI EAFE Index	Market Index	3 Year	15%	13.5%	Cap Rate
MSCI EAFE Index	Market Index	3 Year	10%	15%	Cap Rate
MSCI EAFE Index	Market Index	6 Year	25%	21%	Cap Rate
MSCI EAFE Index	Market Index	6 Year	15%	27%	Cap Rate
MSCI EAFE Index	Market Index	6 Year	10%	30%	Cap Rate
Nasdaq-100 Index®	Market Index	1 Year	25%	3.5%	Cap Rate
Nasdaq-100 Index®	Market Index	1 Year	15%	4.5%	Cap Rate
Nasdaq-100 Index®	Market Index	1 Year	10%	5%	Cap Rate
Nasdaq-100 Index®	Market Index	1 Year	15%	4.5%	Step Rate
Nasdaq-100 Index®	Market Index	1 Year	15%	4.5%	Edge Rate
Nasdaq-100 Index®	Market Index	1 Year	10%	5%	Step Rate
Nasdaq-100 Index®	Market Index	1 Year	10%	5%	Edge Rate
Nasdaq-100 Index®	Market Index	2 Year	15%	9%	Step Rate
Nasdaq-100 Index®	Market Index	2 Year	15%	9%	Edge Rate
Nasdaq-100 Index®	Market Index	2 Year	10%	10%	Step Rate
Nasdaq-100 Index®	Market Index	2 Year	10%	10%	Edge Rate
Nasdaq-100 Index®	Market Index	3 Year	15%	13.5%	Cap Rate
Nasdaq-100 Index®	Market Index	3 Year	10%	15%	Cap Rate
Nasdaq-100 Index®	Market Index	6 Year	25%	21%	Cap Rate
Nasdaq-100 Index®	Market Index	6 Year	15%	27%	Cap Rate
Nasdaq-100 Index®	Market Index	6 Year	10%	30%	Cap Rate
[1] Each Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the companies in the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index. We do not guarantee that there will always be a Shield Option under the Contract that provides this minimum amount of downside protection; however, there will always be at least one Shield Option available with a minimum of 10% downside protection. The Minimum Guaranteed Cap Rate for your Contract is the amount shown in the Cap Rate Shield Option Rider attached to your Contract and may vary by Shield Rate, but will not be less than 3.5%. The Minimum Guaranteed Step Rate for your Contract is the amount shown in the Step Rate Shield Option Rider attached to your Contract and may vary by Shield Rate, but will not be less than 4.5%. The Minimum Guaranteed Edge Rate for your Contract is the amount shown in the Step Rate Edge Shield Option Rider attached to your Contract and may vary by Shield Rate, but will not be less than 4.5%. The following is a list of Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below, offer new Fixed Options, and terminate existing Fixed Options. We will provide you with written notice before doing so. See “THE FIXED ACCOUNT” section in the prospectus and Appendix E in the prospectus for information regarding the Fixed Account.
Name	Fixed Account Term	Minimum Guaranteed Interest Rate[2]
Fixed Account	1 Year	1%
[2] The actual Minimum Guaranteed Interest Rate for your Contract is the amount shown in the Fixed Account Rider attached to your Contract and applies only to amounts in the Fixed Account.
Index-Linked Option [Line Items]
Index-Linked Options Available, Legend [Text Block]	The following is a list of Shield Options currently available under the Contract. The availability of Allocation Options may vary depending on the selling firm through which your Contract is sold. See Appendix G – Financial Intermediary Variations. We may change the features of the Shield Options listed below (including the Index and the current limits on Index gains and losses), offer new Shield Options, and terminate existing Shield Options. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on Index gains is available at https://www.brighthousefinancial.com/products/rates/. See “SHIELD OPTIONS,” “SHIELD RATES,” and “RATE CREDITING TYPES” sections in the prospectus for more information. Note: If amounts are removed from a Shield Option before the end of a Term, we will apply an Interim Value calculation. This Interim Value calculation may result in a significant reduction in your Account Value that could exceed any protection from Index loss that would be in place if you held the option until the end of the Term. See “Interim Value Calculation” under “CHARGES, FEES, AND ADJUSTMENTS” and the “WITHDRAWAL PROVISIONS” section in the prospectus for more information.
Index-Linked Options Available [Table Text Block]
Index[1]	Type of Index	Term	Current Shield Rate (if held until end of Term)	Minimum Guaranteed Rate for Rate Crediting Type (for life of Shield Option)
S&P 500® Index	Market Index	1 Year	25%	3.5%	Cap Rate
S&P 500® Index	Market Index	1 Year	15%	4.5%	Cap Rate
S&P 500® Index	Market Index	1 Year	10%	5%	Cap Rate
S&P 500® Index	Market Index	1 Year	15%	4.5%	Step Rate
S&P 500® Index	Market Index	1 Year	15%	4.5%	Edge Rate
S&P 500® Index	Market Index	1 Year	10%	5%	Step Rate
S&P 500® Index	Market Index	1 Year	10%	5%	Edge Rate
S&P 500® Index	Market Index	2 Year	15%	9%	Step Rate
S&P 500® Index	Market Index	2 Year	15%	9%	Edge Rate
S&P 500® Index	Market Index	2 Year	10%	10%	Step Rate
S&P 500® Index	Market Index	2 Year	10%	10%	Edge Rate
S&P 500® Index	Market Index	3 Year	15%	13.5%	Cap Rate
S&P 500® Index	Market Index	3 Year	10%	15%	Cap Rate
S&P 500® Index	Market Index	6 Year	25%	21%	Cap Rate
S&P 500® Index	Market Index	6 Year	15%	27%	Cap Rate
S&P 500® Index	Market Index	6 Year	10%	30%	Cap Rate
Russell 2000® Index	Market Index	1 Year	25%	3.5%	Cap Rate
Russell 2000® Index	Market Index	1 Year	15%	4.5%	Cap Rate
Russell 2000® Index	Market Index	1 Year	10%	5%	Cap Rate
Russell 2000® Index	Market Index	1 Year	15%	4.5%	Step Rate
Russell 2000® Index	Market Index	1 Year	15%	4.5%	Edge Rate
Russell 2000® Index	Market Index	1 Year	10%	5%	Step Rate
Russell 2000® Index	Market Index	1 Year	10%	5%	Edge Rate
Russell 2000® Index	Market Index	2 Year	15%	9%	Step Rate
Russell 2000® Index	Market Index	2 Year	15%	9%	Edge Rate
Russell 2000® Index	Market Index	2 Year	10%	10%	Step Rate
Russell 2000® Index	Market Index	2 Year	10%	10%	Edge Rate
Russell 2000® Index	Market Index	3 Year	15%	13.5%	Cap Rate
Russell 2000® Index	Market Index	3 Year	10%	15%	Cap Rate
Russell 2000® Index	Market Index	6 Year	25%	21%	Cap Rate
Index[1]	Type of Index	Term	Current Shield Rate (if held until end of Term)	Minimum Guaranteed Rate for Rate Crediting Type (for life of Shield Option)
Russell 2000® Index	Market Index	6 Year	15%	27%	Cap Rate
Russell 2000® Index	Market Index	6 Year	10%	30%	Cap Rate
MSCI EAFE Index	Market Index	1 Year	25%	3.5%	Cap Rate
MSCI EAFE Index	Market Index	1 Year	15%	4.5%	Cap Rate
MSCI EAFE Index	Market Index	1 Year	10%	5%	Cap Rate
MSCI EAFE Index	Market Index	1 Year	15%	4.5%	Step Rate
MSCI EAFE Index	Market Index	1 Year	15%	4.5%	Edge Rate
MSCI EAFE Index	Market Index	1 Year	10%	5%	Step Rate
MSCI EAFE Index	Market Index	1 Year	10%	5%	Edge Rate
MSCI EAFE Index	Market Index	2 Year	15%	9%	Step Rate
MSCI EAFE Index	Market Index	2 Year	15%	9%	Edge Rate
MSCI EAFE Index	Market Index	2 Year	10%	10%	Step Rate
MSCI EAFE Index	Market Index	2 Year	10%	10%	Edge Rate
MSCI EAFE Index	Market Index	3 Year	15%	13.5%	Cap Rate
MSCI EAFE Index	Market Index	3 Year	10%	15%	Cap Rate
MSCI EAFE Index	Market Index	6 Year	25%	21%	Cap Rate
MSCI EAFE Index	Market Index	6 Year	15%	27%	Cap Rate
MSCI EAFE Index	Market Index	6 Year	10%	30%	Cap Rate
Nasdaq-100 Index®	Market Index	1 Year	25%	3.5%	Cap Rate
Nasdaq-100 Index®	Market Index	1 Year	15%	4.5%	Cap Rate
Nasdaq-100 Index®	Market Index	1 Year	10%	5%	Cap Rate
Nasdaq-100 Index®	Market Index	1 Year	15%	4.5%	Step Rate
Nasdaq-100 Index®	Market Index	1 Year	15%	4.5%	Edge Rate
Nasdaq-100 Index®	Market Index	1 Year	10%	5%	Step Rate
Nasdaq-100 Index®	Market Index	1 Year	10%	5%	Edge Rate
Nasdaq-100 Index®	Market Index	2 Year	15%	9%	Step Rate
Nasdaq-100 Index®	Market Index	2 Year	15%	9%	Edge Rate
Nasdaq-100 Index®	Market Index	2 Year	10%	10%	Step Rate
Nasdaq-100 Index®	Market Index	2 Year	10%	10%	Edge Rate
Nasdaq-100 Index®	Market Index	3 Year	15%	13.5%	Cap Rate
Nasdaq-100 Index®	Market Index	3 Year	10%	15%	Cap Rate
Nasdaq-100 Index®	Market Index	6 Year	25%	21%	Cap Rate
Nasdaq-100 Index®	Market Index	6 Year	15%	27%	Cap Rate
Nasdaq-100 Index®	Market Index	6 Year	10%	30%	Cap Rate

Index-Linked Option Available, Price Return Index Underperforms [Text Block]	Each Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the companies in the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	We do not guarantee that there will always be a Shield Option under the Contract that provides this minimum amount of downside protection; however, there will always be at least one Shield Option available with a minimum of 10% downside protection. The Minimum Guaranteed Cap Rate for your Contract is the amount shown in the Cap Rate Shield Option Rider attached to your Contract and may vary by Shield Rate, but will not be less than 3.5%. The Minimum Guaranteed Step Rate for your Contract is the amount shown in the Step Rate Shield Option Rider attached to your Contract and may vary by Shield Rate, but will not be less than 4.5%. The Minimum Guaranteed Edge Rate for your Contract is the amount shown in the Step Rate Edge Shield Option Rider attached to your Contract and may vary by Shield Rate, but will not be less than 4.5%.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	The following is a list of Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below, offer new Fixed Options, and terminate existing Fixed Options. We will provide you with written notice before doing so. See “THE FIXED ACCOUNT” section in the prospectus and Appendix E in the prospectus for information regarding the Fixed Account.
Fixed Options Available [Table Text Block]	The following is a list of Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below, offer new Fixed Options, and terminate existing Fixed Options. We will provide you with written notice before doing so. See “THE FIXED ACCOUNT” section in the prospectus and Appendix E in the prospectus for information regarding the Fixed Account.
Name	Fixed Account Term	Minimum Guaranteed Interest Rate[2]
Fixed Account	1 Year	1%
[2] The actual Minimum Guaranteed Interest Rate for your Contract is the amount shown in the Fixed Account Rider attached to your Contract and applies only to amounts in the Fixed Account.
Item 26(c). Changes in, and Disagreements with, Accountants [Line Items]
Changes in, and Disagreements with, Accountants [Text Block]	None.
Item 31A. Non-Variable Annuities [Line Items]
Non-variable Annuities [Table Text Block]	Item 31A.Information About Contracts with Index-Linked Options and Fixed Options Subject to a Contract Adjustment (a)The information in the table below is as of December 31, of the prior calendar year.
Name of the Contract	Number of Contracts outstanding	Total Value attributable to the Index-Linked Option and/or Fixed Option subject to a Contract Adjustment	Number of Contracts Sold during the prior calendar year	Gross Premiums received during the prior calendar year	Amount of Contract value redeemed during the prior calendar year	Combination Contract (Yes/No)
Brighthouse Shield® Level II 6-Year Annuity	7,803	$1,663167,100	5,882	$1,203,466,467	$7,819,712	No
(b)See Exhibit (r).
Non-variable Annuities [Line Items]
Non-variable Annuities, Name	Brighthouse Shield® Level II 6-Year Annuity
Non-variable Annuities, Number Outstanding	7,803
Non-variable Annuities, Total Value	$ 1,663,167,100
Non-variable Annuities, Number Sold	5,882
Non-variable Annuities, Gross Premiums	$ 1,203,466,467
Non-variable Annuities, Value Redeemed	$ 7,819,712
Brighthouse Shield Level II 6-Year (NY) | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Standard Death Benefit If you are age 81 or older at the Issue Date of your Contract, the standard death benefit is the Account Value. If you are age 80 or younger at the Issue Date of your Contract, the standard death benefit will be the Return of Premium death benefit which is the greater of: (1)your Account Value (which may be based on the Interim Values of the Shield Options); or (2)your Purchase Payment, reduced proportionally by the percentage reduction in Account Value of the Shield Option(s), the Fixed Account, and the Holding Account for each partial withdrawal (including any applicable Withdrawal Charge). If a non-natural person owns the Contract, then the Annuitant will be deemed to be the Owner for purposes of determining the Death Benefit Amount. If Joint Owners are named, the age of the oldest Joint Owner will be used to determine the Death Benefit. If the Owner is a natural person and the Owner is changed to someone other than a spouse, the Death Benefit Amount will be determined as defined above; however, for the Return of Premium death benefit, subsection (2) will be changed to provide as follows: “the Account Value as of the effective date of the change of Owner, reduced proportionally by the percentage reduction in Account Value of the Shield Option(s), the Fixed Account, and the Holding Account for each partial withdrawal (including any applicable Withdrawal Charge) made after such date.” In the event that a Beneficiary who is the spouse of the Owner elects to continue the Contract in his or her name after the Owner dies, the Death Benefit Amount for the Return of Premium death benefit, will be determined in accordance with (1) or (2) above. The Death Benefit Amount cannot be withdrawn as a lump sum prior to the death of the Owner (or Annuitant where the Owner is a non-natural person). The current Death Benefit Amount will appear on any reports that are sent to you. The death benefit terminates (a) upon termination of the Contract; (b) when the entire Account Value is applied to an Annuity Option; or (c) when the Account Value is reduced to zero. See Appendix D for examples of the Return of Premium death benefit.
Brighthouse Shield Level II 6-Year (NY) | Account Value Death Benefit
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Account Value Death Benefit (Standard Death Benefit)
Purpose of Benefit [Text Block]	Pays a death benefit equal to the Account Value
Brief Restrictions / Limitations [Text Block]	●Only available during the Accumulation Period.●For Owners aged 81 or older on the Issue Date of your Contract.●Account Value may reflect an Interim Value calculation for the Shield Options, which may be less than the Investment Amount.●Withdrawals will reduce the death benefit, perhaps significantly, and such reductions could be greater than the amount withdrawn.
Name of Benefit [Text Block]	Account Value Death Benefit (Standard Death Benefit)
Brighthouse Shield Level II 6-Year (NY) | Return of Premium Death Benefit
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Return of Premium Death Benefit (Standard Death Benefit)
Purpose of Benefit [Text Block]	Pays a death benefit equal to the greater of your Account Value or your Purchase Payment (adjusted for any withdrawals, including Withdrawal Charges)
Brief Restrictions / Limitations [Text Block]	●Only available during the Accumulation Period.●For Owners aged 80 or younger on the Issue Date of your Contract.●Account Value may reflect an Interim Value calculation for the Shield Options, which may be less than the Investment Amount.●Withdrawals will reduce the death benefit, perhaps significantly, and such reductions could be greater than the amount withdrawn.
Name of Benefit [Text Block]	Return of Premium Death Benefit (Standard Death Benefit)
Calculation Method of Benefit [Text Block]	Appendix D Return of Premium Death Benefit Example The purpose of this example is to illustrate the operation of the Return of Premium death benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the allocation made by an Owner and the Index Performance for the Shield Options chosen. The examples do not reflect the deduction of fees and charges, if any, Withdrawal Charges or income taxes and tax penalties. Return of Premium Death Benefit The purpose of this example is to show how partial withdrawals reduce the Return of Premium death benefit proportionally by the percentage reduction in Account Value of the Shield Option(s) and the Fixed Account for each partial withdrawal.
		Date	Amount
A	Purchase Payment	Issue Date	$100,000
B	Account Value	First Contract Anniversary	$90,000
C	Death Benefit	First Contract Anniversary	$100,000 (= greater of A and B)
D	Withdrawal	One Day after the First Contract Anniversary	$9,000
E	Percentage Reduction in Account Value	One Day after the First Contract Anniversary	10% (= D/B)
F	Account Value after Withdrawal	One Day after the First Contract Anniversary	$81,000 (= B-D)
G	Purchase Payment Reduced for Withdrawal	One Day after the First Contract Anniversary	$90,000 (= A-(A × E))
H	Death Benefit	One Day after the First Contract Anniversary	$90,000 (= greater of F and G)
Notes to Example. Purchaser is age 60 at issue. The Account Values on the First Contract Anniversary and One Day after the First Contract Anniversary are assumed to be equal prior to the withdrawal.
Brighthouse Shield Level II 6-Year (NY) | Systematic Withdrawal Program
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawal Program
Purpose of Benefit [Text Block]	Allows automated processing of amounts withdrawn from your Contract
Brief Restrictions / Limitations [Text Block]	●Available in any Contract Year for RMD amounts withdrawn from an IRA Contract or qualified annuity Contract.●Available after the first Contract Year and for up to10% of your Account Value as of the prior Contract Anniversary for automated processing of amounts withdrawn for purposes other than RMDs.●Each payment must be at least $100.●A minimum of $500 must be distributed each Contract Year.●Withdrawals may only be on a monthly, quarterly, semi-annual, or annual basis.
Name of Benefit [Text Block]	Systematic Withdrawal Program
Brighthouse Shield Level II 6-Year (NY) | Free Withdrawal Amount
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Free Withdrawal Amount
Purpose of Benefit [Text Block]	Provides a portion of your Account Value that may be withdrawn each Contract Year without incurring Withdrawal Charges
Brief Restrictions / Limitations [Text Block]	●Only available during the Accumulation Period.●Withdrawals of the Free Withdrawal Amount may be subject to taxes and tax penalties.●Withdrawals from the Shield Options during a Term will be based on Interim Values.●Any unused portion of the Free Withdrawal Amount may not be carried over to the next Contract Year.
Name of Benefit [Text Block]	Free Withdrawal Amount
Brighthouse Shield Level II 6-Year (NY) | Performance Lock
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Performance Lock
Purpose of Benefit [Text Block]	By providing Notice to us, allows you to lock the Interim Value of a Shield Option once during the Term
Brief Restrictions / Limitations [Text Block]	●Only available during the Accumulation Period.●May be requested on any Business Day prior to the Term End Date.●We use the Interim Value calculated at the end of the current Business Day on which you exercise the Performance Lock to determine the Performance Lock Value.●●You will not be able to determine in advance the Performance Lock Value, and it may be higher or lower than it was at the point in time you requested the Performance Lock.●You may lock in a loss.●The Performance Lock Value Will not participate in Index performance (positive or negative) for the remainder of the Term, including the Term End Date.●Shield Rate and Cap Rate, Step Rate, or Edge Rate will not apply on the Term End Date after a Performance Lock is exercised.●Must be exercised for the full amount of the Shield Option Interim Value.●May be exercised once per Term for each Shield Option.●Once the Performance Lock is exercised for a Shield Option, it is irrevocable for the remainder of that Term.●Upon exercising, you can transfer the entire Performance Lock Value to any available Shield Option or to the Fixed Account on any Contract Anniversary occurring prior to the Term End Date.
Name of Benefit [Text Block]	Performance Lock
Operation of Benefit [Text Block]	Performance Lock With the Performance Lock, once during each Term you may elect to lock the Interim Value by providing Notice of election to the Annuity Service Office, using one of the methods identified in “REQUESTS AND ELECTIONS.” You may want to consult with your financial professional before exercising the Performance Lock. If you lock the Interim Value of a Shield Option (the “Performance Lock Value”), this means that under no circumstances will the Performance Lock Value increase or decrease during the remainder of the Term unless a withdrawal is taken. The Performance Lock may be requested on any Business Day prior to the Term End Date. We use the Interim Value calculated at the end of the current Business Day on which you exercise the Performance Lock to determine the Performance Lock Value. This means you will not be able to determine in advance the Performance Lock Value, and it may be higher or lower than it was at the point in time you requested the Performance Lock. If the Performance Lock is exercised when the Interim Value is less than the Investment Amount, you will lock in any loss, which could be below the Shield Rate. You may obtain your Interim Value on any Business Day by calling us at (888) 243-1932 or by accessing our website at www.brighthousefinancial.com. However, Interim Values fluctuate daily, and the current value(s) quoted may differ from the actual value(s) calculated at the time the Performance Lock is exercised. If we receive your Notice of election on a day that is not a Business Day, or after 4 PM Eastern Standard Time on a Business Day, the Notice of election will be deemed to have been received on the next Business Day. If multiple Notices of election are submitted during a Business Day, the last Notice received prior to 4 PM Eastern Standard Time or the close of the NYSE, whichever is earlier will be utilized. If the Performance Lock takes effect, subsequent Notices of election will be disregarded. Once the Performance Lock is exercised for a Shield Option, it is irrevocable for the remainder of that Term. The Performance Lock Value will be used as the value of that Shield Option for the remainder of the Term. This means, you will no longer participate in the Index Performance for the current Term and you may receive less than the full Cap Rate, Step Rate, or Edge Rate or less than the full protection of the Shield Rate, than you would have received if you waited for us to apply the Performance Rate Adjustment on the Term End Date. It is possible that you would have realized less of a loss or more of a gain if the Performance Lock occurred at a later time, or if the Shield Option was not locked. Only one Performance Lock can occur for any given Shield Option during a Term. The Performance Lock cannot be applied retroactively and must be for the full amount of the Interim Value at the end of the Business Day that we receive your request. Performance Lock requests for any amount other than the Interim Value are not permitted. Once a Shield Option is locked, the Performance Lock Value will not change for the rest of the Term, except that the Performance Lock Value will reflect any subsequent withdrawals that occur during the remainder of the Term. Withdrawals will reduce the Performance Lock Value by the dollar amount of the withdrawal. The amount in the Shield Option that is available before the Term End Date for annuitization, death benefits, withdrawals, and Surrenders will be the Performance Lock Value. The Performance Lock Value (reduced for any withdrawals from the locked value) is also the amount that is available for reallocation or transfer for a new Term. Upon executing the Performance Lock, the Performance Lock Value will remain in the Shield Option and you have the option of (1) transferring the entire Performance Lock Value to any available Shield Option or to the Fixed Account on any Contract Anniversary occurring prior to the Term End Date or (2) remaining in your current Shield Option until the Term End Date and either (i) transferring all or a portion of the Performance Lock Value to a new Shield Option or to the Fixed Account (if available) or (ii) renewing all or a portion into the same Shield Option (if available) for a new Term. See “Transfers” above for additional information. There may not be an optimal time to exercise the Performance Lock on a Shield Option. We will not advise you as to whether you should or should not exercise the Performance Lock, or the optimal time for doing so. We reserve the right to limit the use of the Performance Lock feature for certain Shield Options. Additionally, we may discontinue the use of this feature for future Performance Lock requests at any time.
Calculation Method of Benefit [Text Block]	We currently offer the Performance Lock with all Shield Options. Example 4—Calculating the Performance Lock Value Examples 4A and 4B are intended to show how the Performance Lock works. The examples assume a $100,000 Purchase Payment allocation to a 1-Year Term / Shield 10 / S&P 500® Index with a Cap Rate of 10% and no Shield Option Fee. Example 4A illustrates the Performance Lock by locking in the Interim Value on the Business Day you request to exercise the Performance Lock, which in this example occurs halfway in the 1-Year Term. Example 4B illustrates the Performance Lock by calculating the remaining Performance Lock Value after a subsequent $50,000 withdrawal (including Withdrawal Charges) is taken halfway through the 1-Year Term. Example 4A—Locking in an Interim Value (no withdrawals):
Term Start Date
Investment Amount	$100,000
Shield Rate	Shield 10
Cap Rate	10%
Index Value	1,000
Interim Value Calculation Halfway Through Term
Index Value	1,200
Index Performance(1)	20%
Time Remaining in Shield Option (in months)	6
Market Value Rate on calculation date	3%
Market value of Fixed Income Asset Proxy	$98,904.80
Market value of Derivative Asset Proxy	$8,124.74
Interim Value of Shield Option(2)	$107,029.53
Performance Lock Value(3)	$107,029.53
The following notes to the table above provide important calculations showing how certain values are determined. (1)Index Performance is equal to the percentage change in the Index Value measured from the Term Start Date to the date of the Interim Value calculation. Index Performance is calculated as follows: (1,200 [Index Value on date of the Interim Value calculation] – 1,000 [Index Value at Term Start Date])
÷ 1,000 [Index Value at Term Start Date] = 20% (2)The Interim Value is equal to the sum of the market value of the Fixed Income Asset Proxy and the Derivative Asset Proxy. This is the amount in the Shield Option selected that would be available if you annuitize, die, make a withdrawal or Surrender your Contract on that date. The Interim Value is calculated as follows: $98,904.80 [Market value of Fixed Income Asset Proxy] + $8,124.74 [Market value of Derivative Asset Proxy]
= $107,029.53 (3)The Performance Lock Value is equal to the Interim Value of the Shield Option(s) at the end of the Business Day that you exercise Performance Lock, reduced by the dollar amount of any subsequent withdrawals (including any applicable Withdrawal Charge). Example 4B—The Performance Lock Value After Withdrawal (including Withdrawal Charges):
Term Start Date
Investment Amount	$100,000
Shield Rate	Shield 10
Cap Rate	10%
Index Value	1,000
Interim Value Calculation Halfway Through Term
Index Value	1,200
Index Performance(1)	20%
Time Remaining in Shield Option (in months)	6
Market Value Rate on calculation date	3%
Market value of Fixed Income Asset Proxy	$98,904.80
Market value of Derivative Asset Proxy	$8,124.74
Time Remaining in Shield Option (in months)	6
Interim Value of Shield Option on day you exercise Performance Lock(2)	$107,029.53
Gross Withdrawal Amount	$50,000
Free Withdrawal Amount(3)	$10,000
Withdrawal Charge Amount(4)	$2,800
Net Proceeds from Withdrawal paid to Contract Owner(5)	$47,200
Performance Lock Value after Withdrawal(6)	$57,029.53
The following notes to the table above provide important calculations showing how certain values are determined. (1)Index Performance is equal to the percentage change in the Index Value measured from the Term Start Date to the date of the Interim Value calculation. Index Performance is calculated as follows: (1,200 [Index Value on the date of the Interim Value calculation] – 1,000 [Index Value at Term Start Date])
÷ 1,000 [Index Value at Term Start Date] = 20% (2)The Interim Value is equal to the sum of the market value of the Fixed Income Asset Proxy and the Derivative Asset Proxy. This is the amount in the Shield Option selected that would be available if you annuitize, die, make a withdrawal or Surrender your Contract on that date. The Interim Value is calculated as follows: $98,904.80 [Market value of Fixed Income Asset Proxy] + $8,124.74 [Market value of Derivative Asset Proxy]
= $107,029.53 (3)The Free Withdrawal Amount is the value as of the most recent Contract Anniversary multiplied by the Free Withdrawal Amount Percentage. The Free Withdrawal Amount is amount is calculated as follows: $100,000 [value as of most recent Contract Anniversary] x 10% [Free Withdrawal Amount Percentage] = $10,000 (4)The Withdrawal Charge Amount is the gross withdrawal amount minus the Free Withdrawal Amount multiplied by the Withdrawal Charge. ($50,000 [gross withdrawal amount] – $10,000 [Free Withdrawal Amount]) x 7% [Withdrawal Charge] = $2,800 (5)The net amount payable to the Contract Owner is equal to: $50,000 [the amount withdrawn] – $2,800 [Withdrawal Charges] = $47,200 (6)The Performance Lock Value is equal to the Interim Value of the Shield Option(s) at the end of the Business Day that you exercise Performance Lock, reduced by the dollar amount of the withdrawal. $107,029.53 [Performance Lock Value before Withdrawal] – $50,000 [Gross Withdrawal Amount]
= $57,029.53 [Performance Lock Value after Withdrawal]
Brighthouse Shield Level II 6-Year (NY) | General Death Benefit Provisions
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	General Death Benefit Provisions If the Beneficiary under a Qualified Contract is the Annuitant’s spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have been required to begin taking distributions (which may be more or less than ten years after the Annuitant’s death). (See “FEDERAL TAX CONSIDERATIONS” for a discussion of the tax law requirements applicable to distributions from Qualified Contracts). The Death Benefit Amount is determined as of the end of the Business Day on which we receive both due proof of death and an acceptable election for the payment method. Where there are multiple Beneficiaries, the death benefit will be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. The Death Benefit Amount remains in the Contract until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. Any Death Benefit Amounts held in the Contract on behalf of the remaining Beneficiaries will remain in the existing Shield Options and/or the Fixed Account and are subject to fluctuation in value. This risk is borne by the Beneficiaries. There is no additional death benefit guarantee. For the Return of Premium death benefit, if the Beneficiary chooses to continue the Contract, any excess of the Death Benefit Amount over the Account Value will be allocated to the Fixed Account. If the Fixed Account is not available, any excess amount of the Death Benefit Amount over the Account Value will be allocated into the Holding Account, unless otherwise instructed by the Beneficiary. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise. If we are presented with Notice of your death before any requested transaction is completed, we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method. We will pay interest on any delayed death benefit payments in accordance with the laws and regulations in effect under the applicable state law. Controlled Payout You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary’s life expectancy, subject to applicable tax law requirements. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts. Death of Owner During the Accumulation Period The death benefit will be paid to your Beneficiary(ies) upon your death, or the first death of a Joint Owner. If the Contract is owned by a non-natural person, the Annuitant will be deemed the Owner in determining the death benefit. If there are Joint Owners, the age of the older Owner will be used to determine the death benefit. Death of Annuitant During the Accumulation Period Upon the death of an Annuitant, who is not the Owner or Joint Owner, the Owner (or Oldest Joint Owner) automatically becomes the Annuitant, unless the Owner, subject to our underwriting requirements in effect at the time of the request, chooses a new Annuitant. If the Owner is a non-natural person, the death of the Annuitant will be treated as the death of an Owner, and a new Annuitant may not be named. (See “Death of Owner During the Accumulation Period” above). Death Benefit Options In the event an Owner (or the Annuitant, where the Owner is not a natural person) dies during the Accumulation Period, a Beneficiary must choose payment of the death benefit under one of the options below (unless the Owner has previously made the election or due to the requirements of the Code). The death benefit options available under the Contract include the following and any other options acceptable to you and us: (a)Option 1—lump sum payment in cash; or (b)Option 2—payment of death benefit under an Annuity Option or other periodic payment option acceptable to us (if permitted by the Code) in substantially equal periodic payments (made at least annually) over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary with distribution beginning within one (1) year of the date of death of the Owner or the first Joint Owner to die. Any portion of the death benefit not applied within one (1) year of the date of the Owner’s or Joint Owner’s death must be distributed within five (5) years of the date of death. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death. We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of RMDs that are taken as withdrawals from Individual Retirement Accounts. Such payment option may be limited to certain categories of beneficiaries. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Upon the death of your Beneficiary, the death benefit would be required to be distributed in accordance with applicable tax law requirements. In some cases, this will require that the proceeds be distributed more rapidly than the method of distribution in effect at the time of your Beneficiary’s death. (See “FEDERAL TAX CONSIDERATIONS.”) If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within seven (7) days. All options must comply with applicable federal income tax rules. The tax rules are complex and differ for Non-Qualified Contracts and Qualified Contracts. As a general matter, the entire death benefit must be paid within five (5) years (or in some cases 10 years for Qualified Contracts) of the Owner’s date of death unless an exception applies. You should consult your tax adviser about the tax rules applicable to your situation. Beneficiary Continuation Options. We offer two types of Beneficiary Continuation Options during the Accumulation Period: the Spousal Continuation and Non-Spousal Beneficiary Continuation Options described below. We must receive Notice of the election of one of these Beneficiary Continuation Options by the end of the 90th day after we receive Notice of due proof of death. If the surviving spouse qualifies for Spousal Continuation and has not chosen one of the death benefit options above by the end of the 90 day period, the Spousal Continuation Option will be automatically applied on the 90th day. If a Non-Spousal Beneficiary qualifies for Non-Spousal Beneficiary Continuation and has not chosen one of the death benefit options above by the end of the 90 day period, the Non-Spousal Beneficiary Continuation Option will be automatically applied on the 90th day. Spousal Continuation. If the Owner dies during the Accumulation Period, the spouse may choose to continue the Contract in his or her own name, to the extent permitted by law, and exercise all of the Owner’s rights under the Contract. Upon such election the Account Value will be adjusted to an amount equal to the Death Benefit Amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the Death Benefit Amount over the Account Value will be allocated to the Fixed Account. If the Fixed Account is not available, any excess amount of the Death Benefit Amount over the Account Value will be allocated into the Holding Account, unless otherwise elected by the spouse. Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs. (See “FEDERAL TAX CONSIDERATIONS.”) Non-Spousal Beneficiary Continuation. A Beneficiary who is not a spouse generally can choose to continue a Non-Qualified Contract until the fifth anniversary of the Owner’s death, and a Qualified Contract generally until the tenth anniversary of the Owner’s death. The Contract can be continued by a Beneficiary only if his or her share of the death benefit is at least equal to the Minimum Account Value. If the Beneficiary continues the Contract under this provision his or her share will not be paid. It will instead be continued in the Contract on the date we determine the Death Benefit Amount. Such Beneficiary will have the right to make partial and full withdrawals of his/her share of the Contract, not subject to Withdrawal Charges. Such Beneficiary will also have the right to make transfers at the Term End Date or the Fixed Account Term End Date. During the continuation period the Beneficiary can choose to receive his/her share of the Contract in a single lump sum payment or, to the extent permitted by the Code, apply it to an Annuity Option or other option acceptable to us that must be payable for the life of the Beneficiary or for a term no longer than the life expectancy of the Beneficiary starting within one (1) year after the death of the Owner. On the fifth anniversary of the death of a Non-Qualified Contract Owner, (or generally the tenth anniversary of the death of a Qualified Contract Owner), any Beneficiary will be paid his/her share of the Account Value that has not been applied to an Annuity Option or other settlement option permissible under the Code, in a single lump sum payment and the Contract will terminate.
Brighthouse Shield Level II 6-Year (NY) | Interim Value
Item 2. Overview of the Contract [Line Items]
Overview, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	You could lose a significant amount of money due to the Interim Value calculation if amounts are removed from a Shield Option or from the Contract.
Overview, Transactions Subject to Contract Adjustments [Text Block]	If you have not exercised the Performance Lock on a Shield Option, the Interim Value is the amount that is available for annuitization, death benefit payments, withdrawals (including RMDs and systematic withdrawals), Surrenders, and Performance Lock.
Item 3. Key Information [Line Items]
Key Information, Contract Adjustments if Amounts are Removed [Text Block]	If you exercise the Performance Lock or all or a portion of the Account Value is removed from a Shield Option or from the Contract before the end of a Term, we will apply an Interim Value calculation, which may be negative. In extreme circumstances, you could lose up to 100% of the value of your Shield Option if you exercise the Performance Lock, or if you make a withdrawal, Surrender, or otherwise remove amounts from the Shield Options before the Term End Date due to a negative Interim Value.For example, if you allocate $100,000 to a Shield Option with a 3-year Term, and later withdraw the entire amount before the Term has ended, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay a Withdrawal Charge, taxes, and tax penalties.Between the Term Start Date and the Term End Date, we use the Interim Value to calculate the amount that is available for (1) annuitization; (2) death benefits; (3) withdrawals (including RMDs and systematic withdrawals); (4) Surrenders; and (5) Performance Lock.
Key Information, Maximum Loss Resulting from Negative Adjustment [Percent]	100.00%
Key Information, Example of Maximum Loss Resulting from Negative Adjustment [Text Block]	For example, if you allocate $100,000 to a Shield Option with a 3-year Term, and later withdraw the entire amount before the Term has ended, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay a Withdrawal Charge, taxes, and tax penalties.Between the Term Start Date and the Term End Date, we use the Interim Value to calculate the amount that is available for (1) annuitization; (2) death benefits; (3) withdrawals (including RMDs and systematic withdrawals); (4) Surrenders; and (5) Performance Lock.
Key Information, Example of Maximum Loss on One Hundred Thousand Dollars Resulting from Negative Adjustment	$ 100,000
Item 4. Fee Table [Line Items]
Contract Adjustment, Maximum Potential Loss Over Amount Withdrawn [Percent]	100.00%
Early Withdrawal Risk [Line Items]
Risk, Maximum Loss Resulting from Negative Contract Adjustment [Percent]	100.00%
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Maximum Potential Loss [Percent]	100.00%
Contract Adjustment, Applicable Period [Text Block]	We calculate the Interim Value of each Shield Option on any Business Day other than the Term Start Date and Term End Date. If you request a full or partial withdrawal during a Term, the Withdrawal Amount will be deducted from the Interim Values of the Shield Options in which you are invested (unless you instruct us otherwise for a partial withdrawal). Withdrawals from the Shield Options during the Term will reduce the Interim Values of those Shield Options on a dollar-for-dollar basis by the portion of the Withdrawal Amount deducted from each Shield Option. We will pay you a net amount after adjustments for any Withdrawal Charge. The net amount payable to you is equal to the amount withdrawn (including any applicable Withdrawal Charge), less Premium Tax and other taxes, if any. (See “WITHDRAWAL PROVISIONS” for more information.) Once a Shield Option reaches the Term End Date, there is no Interim Value, and the Performance Rate will be applied to the Investment Amount based off the Rate Crediting Type and applicable Shield Rate.
Contract Adjustment, Manner Determined [Text Block]	The Interim Value assesses the fair value of the assets allocated to the Shield Option (Investment Amount) plus the current value of the portfolio of options utilized to replicate the performance of these Shield Options. The Interim Value for a Shield Option is equal to the sum of (1) and (2), where: (1) Is the market value of the Fixed Income Asset Proxy on the Business Day the Interim Value is calculated. (2) Is the current market value of the Derivative Asset Proxy. 1. The Fixed Income Asset Proxy is meant to represent the market value of the fixed income assets supporting each Shield Option. The Market Value Rate is the Constant Maturity Treasury (CMT) rate with a maturity equal to that of the Term. If a maturity of the CMT rate is not available that equals the Term, then the Market Value Rate will be linearly interpolated between the two closest available CMT maturities. The Market Value Rate will apply on a uniform basis for a class of Contract Owners in the same Shield Option and will be administered in a uniform and non-discriminatory manner. 2. The Derivative Asset Proxy is meant to represent an estimation of the market value of the possibility of gain or loss on the Term End Date. The value may be positive or negative. For each Shield Option, we solely designate and value options using the Black-Scholes Model, each of which is tied to the performance of the underlying Index associated with the Shield Option. We use derivatives to provide an estimate of the gain or loss on the Investment Amount allocated to the Shield Option that could occur on the Term End Date. This estimate also reflects the impact of the Shield Rate, Cap Rate, Step Rate, or Edge Rate, at the end of the Term as well as the estimated cost of exiting the replicating options prior to the Term End Date. The valuation of the options is based on the Black-Scholes Model, which is one of the standard methods for valuing derivatives based on inputs from third party vendors. The methodology used to value these options is determined solely by us and may vary, higher or lower, from other estimated valuations or the actual selling price of identical derivatives. Any variance between our estimated fair value price and other estimated or actual prices may be different from Shield Option type to Shield Option type and may also change from day to day.
Contract Adjustment, Negative Effect Could be Greater than Value Withdrawn [Text Block]	A negative Interim Value could result in a loss beyond the protection of the Shield Rate. In extreme circumstances, you could lose up to 100% of the value of the Shield Option if you exercise the Performance Lock, or if you make a withdrawal, Surrender, or otherwise remove amounts from the Shield Options before the Term End Date.
Contract Adjustment, Purpose [Text Block]	The Interim Value is a calculated value that reflects the value of each Shield Option taking into account the applicable Shield Rate and Rate Crediting Type, current price of the underlying Index, the time remaining until the Term End Date, and the current value of the investments we have made to fund our obligations under the Shield Option. The Interim Value is an estimate of the current value of fixed income and derivative instruments we could purchase to assure our ability to meet our obligations to the Owner at a Term End Date. The Interim Value calculation is different than the calculation we use to calculate the Investment Amount for a Shield Option on the Term End Date. The Interim Value calculation is intended to protect the Company from losses on those fixed income and derivative instruments when amounts are withdrawn (or otherwise removed) from a Shield Option before the Term End Date. The Interim Value calculation transfers this risk from the Company to Contract Owners.
Brighthouse Shield Level II 6-Year (NY) | Fixed Account
Fixed Option Details [Line Items]
Fixed Option Details, Name	Fixed Account
Fixed Option Details, Description [Text Block]	THE FIXED ACCOUNT We may offer our Fixed Account as a funding option. The Fixed Account, if available, guarantees principal and interest during the Fixed Account Term (which will not be less than one (1) year). Interest will be compounded and credited daily to the Fixed Account Value during the Fixed Account Term at an annual effective interest rate declared by us. We guarantee that the annual effective interest rate credited to your Fixed Account Value will not be less than the current Minimum Guaranteed Interest Rate, which will not be less than 1%. Information about the features of the Fixed Account, including (i) its name, (ii) its Fixed Account Term, and (iii) its Minimum Guaranteed Interest Rate, is available in an appendix to this prospectus. See Appendix A – Investment Options Available Under the Contract. Please also refer to your Contract and Appendix E for more information. We will declare a new guaranteed interest rate for each subsequent Fixed Account Term, subject to the Minimum Guaranteed Interest Rate. At the Fixed Account Term End Date, the Fixed Account Value will automatically be renewed into the same Fixed Account Term, with the new interest rate, unless otherwise instructed by you during the Transfer Period. If the Fixed Account is not available at the end of the existing Fixed Account Term, these amounts will automatically transfer into the Holding Account at the end of the Fixed Account Term. There are two ways you may find out the new interest rate for the Fixed Account for a subsequent Fixed Account Term. Thirty (30) days before the current Fixed Account Term expires, we will send you notification, written or electronic depending on your selected preferences, stating your current Fixed Account Term is maturing and how you can obtain the new interest rate for the Fixed Account. You may also access our website at https://www.brighthousefinancial.com/products/rates/ where at least two months of renewal rates for the Rate Crediting Types and the interest rate for the Fixed Account are posted – i.e., for the current month and the following month.
Fixed Option Details, Interest Crediting [Line Items]
Fixed Option Details, Interest Crediting [Text Block]	Interest will be compounded and credited daily to the Fixed Account Value during the Fixed Account Term at an annual effective interest rate declared by us. We guarantee that the annual effective interest rate credited to your Fixed Account Value will not be less than the current Minimum Guaranteed Interest Rate, which will not be less than1%. Information about the features of the Fixed Account, including (i) its name, (ii) its Fixed Account Term, and (iii) its Minimum Guaranteed Interest Rate, is available in an appendix to this prospectus. See Appendix A – Investment Options Available Under the Contract.
Fixed Option Details, Term [Text Block]	We will declare a new guaranteed interest rate for each subsequent Fixed Account Term, subject to the Minimum Guaranteed Interest Rate. At the Fixed Account Term End Date, the Fixed Account Value will automatically be renewed into the same Fixed Account Term, with the new interest rate, unless otherwise instructed by you during the Transfer Period. If the Fixed Account is not available at the end of the existing Fixed Account Term, these amounts will automatically transfer into the Holding Account at the end of the Fixed Account Term.
Fixed Option Details, Minimum Guaranteed Interest Rate [Percent]	1.00%
Fixed Option Details, Maturity Notice [Flag]	true
Fixed Option Details, Investor Reallocation [Text Block]	There are two ways you may find out the new interest rate for the Fixed Account for a subsequent Fixed Account Term. Thirty (30) days before the current Fixed Account Term expires, we will send you notification, written or electronic depending on your selected preferences, stating your current Fixed Account Term is maturing and how you can obtain the new interest rate for the Fixed Account. You may also access our website at https://www.brighthousefinancial.com/products/rates/ where at least two months of renewal rates for the Rate Crediting Types and the interest rate for the Fixed Account are posted – i.e., for the current month and the following month.
Fixed Option Details, Notification of Availability [Text Block]	There are two ways you may find out the new interest rate for the Fixed Account for a subsequent Fixed Account Term. Thirty (30) days before the current Fixed Account Term expires, we will send you notification, written or electronic depending on your selected preferences, stating your current Fixed Account Term is maturing and how you can obtain the new interest rate for the Fixed Account.
Fixed Option Details, Other Material Features [Text Block]	THE HOLDING ACCOUNT There are certain circumstances where we will transfer amounts to the Holding Account. Please refer to your Contract and Appendix F for more information. Appendix F The Holding Account The Holding Account is part of our General Account. You may not allocate your Purchase Payment or Account Value to the Holding Account. The Holding Account is a limited purpose account and only under certain circumstances will we transfer amounts to the Holding Account. If you have a Shield Option that has reached its Term End Date, the amount in that Shield Option will be automatically renewed into the same Shield Option unless you instruct us to transfer such amount into a different Shield Option(s) or the Fixed Account during the Transfer Period. If the same Shield Option is no longer available, the amount will automatically transfer into the Fixed Account at the Term End Date. If the Fixed Account is not available, the amount will automatically transfer into the Holding Account. If you are allocated to a Shield Option that will not be available at the end of the existing Term, we will send a notification, written or electronic depending on your selected preference, describing any changes to the Shield Option, as required by law. If the Fixed Account is not available, this notification will also inform you of the current interest rate for the Holding Account and that on the Term End Date, the amounts in the discontinued Shield Option will be transferred to the Holding Account, unless otherwise instructed by you. The amounts will remain in the Holding Account until you provide us with new allocation instructions. Once we receive allocation instructions from you, we will transfer the amounts in the Holding Account to the Shield Option(s) on the next Contract Anniversary. During the Transfer Period, we will allow you to make transfers, and we will treat the transfer as if it occurred on the Contract Anniversary. Before the amounts in the Holding Account are transferred into the Shield Option(s), you can change your allocation instructions. The Holding Account has its own Holding Account interest rate and interest is credited daily at an effective annual rate that we declare periodically. The Holding Account guaranteed minimum interest rate will not be less than 1%. The Holding Account guaranteed minimum interest rate can be found on your Contract Schedule. Your financial professional can tell you the current and guaranteed minimum interest rate. We reserve the right to change the Holding Account interest rate. Thirty (30) days before the current Term expires, we will send you a notification, written or electronic depending on your selected preferences, indicating your maturing Shield Options and how you can obtain the new Cap Rates, Step Rates, and Edge Rates. You may also access our website at https://www.brighthousefinancial.com/products/rates/ where at least two months of renewal rates for the Rate Crediting Types, the Fixed Account and, if applicable, the interest rate for the Holding Account are posted – i.e., for the current month and the following month. See “RATE CREDITING TYPES.”
Fixed Option [Line Items]
Fixed Option Available, Name	Fixed Account
Fixed Option Available, Term	1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
Brighthouse Shield Level II 6-Year (NY) | Shield 25
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Lowest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	75.00%
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Lowest Maximum Loss Resulting from Negative Index Performance [Percent]	75.00%
Brighthouse Shield Level II 6-Year (NY) | Shield 15
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	85.00%
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Maximum Loss Resulting from Negative Index Performance [Percent]	85.00%
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	For example, a -15% Index Performance with a 10% Shield Rate will result in a -5% Performance Rate (the amount of negative Index Performance that exceeds the Shield Rate), meaning that we will reduce the Investment Amount associated with the Shield Option by -5%. A -10% Index Performance with a 25% Shield Rate will result in a 0% Performance Rate (unless you have a Shield Option with Step Rate Edge) (negative Index Performance up to the Shield Rate is absorbed by us), meaning that we will not adjust the Investment Amount associated with the Shield Option. The Shield Rate may vary between Shield Options and, unless you have a Shield Option with a 1-year Term, is not an annual rate.In deciding whether to choose a Shield Option with a higher Shield Rate, you should consider that Shield Options with higher Shield Rates tend to have lower Cap Rates, Step Rates, and Edge Rates, as applicable, than Shield Options with lower Shield Rates that have the same Index and Term. Each Shield Option’s Shield Rate is guaranteed not to change for the life of the currently offered Shield Options. However, we may stop offering any of the Shield Options or add new Shield Options, so the Shield Rates offered under the Contract may change from one Term to the next. We do not guarantee that there will always be a Shield Option under the Contract that provides this minimum amount of downside protection; however, there will always be at least one Shield Option available with a minimum of 10% downside protection. We set the Shield Rates at our discretion. We consider various factors in determining the Shield Rates, including, but not limited to, market conditions, administrative expenses, regulatory requirements, general economic trends, and competitive factors.
Brighthouse Shield Level II 6-Year (NY) | Shield 10
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Highest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	90.00%
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Highest Maximum Loss Resulting from Negative Index Performance [Percent]	90.00%
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	For example, a -15% Index Performance with a 10% Shield Rate will result in a -5% Performance Rate (the amount of negative Index Performance that exceeds the Shield Rate), meaning that we will reduce the Investment Amount associated with the Shield Option by -5%. A -10% Index Performance with a 25% Shield Rate will result in a 0% Performance Rate (unless you have a Shield Option with Step Rate Edge) (negative Index Performance up to the Shield Rate is absorbed by us), meaning that we will not adjust the Investment Amount associated with the Shield Option. The Shield Rate may vary between Shield Options and, unless you have a Shield Option with a 1-year Term, is not an annual rate.In deciding whether to choose a Shield Option with a higher Shield Rate, you should consider that Shield Options with higher Shield Rates tend to have lower Cap Rates, Step Rates, and Edge Rates, as applicable, than Shield Options with lower Shield Rates that have the same Index and Term. Each Shield Option’s Shield Rate is guaranteed not to change for the life of the currently offered Shield Options. However, we may stop offering any of the Shield Options or add new Shield Options, so the Shield Rates offered under the Contract may change from one Term to the next. We do not guarantee that there will always be a Shield Option under the Contract that provides this minimum amount of downside protection; however, there will always be at least one Shield Option available with a minimum of 10% downside protection. We set the Shield Rates at our discretion. We consider various factors in determining the Shield Rates, including, but not limited to, market conditions, administrative expenses, regulatory requirements, general economic trends, and competitive factors.
Brighthouse Shield Level II 6-Year (NY) | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. You can lose money by investing in the Contract.●The currently offered Shield Options provide that we will absorb losses at least equal to 10%, 15%, and 25%. Under these Shield Options, the maximum amount of loss you could experience due to negative index performance at the end of a Term, after taking into account these levels of protection, would be: 90% for 10% downside protection; 85% for 15% downside protection; and 75% for 25% downside protection.●We do not guarantee that there will always be a Shield Option under the Contract that provides this minimum amount of downside protection; however, there will always be at least one Shield Option available with a minimum of 10% downside protection.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risk of Loss There is a risk of substantial loss of your principal (unless you allocated your entire Purchase Payment to the Fixed Account) because you agree to absorb all losses at the end of the Term that exceed the Shield Rate for the Shield Options you select under the Contract. This means that if a negative Index Performance for a Shield Option you select exceeds the corresponding Shield Rate at the Term End Date, you will bear the portion of the loss that exceeds the Shield Rate.
Brighthouse Shield Level II 6-Year (NY) | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.The Contract’s tax deferral and long-term income features are generally more beneficial to investors who intend to hold the Contract for a long period of time and then use the Account Value for retirement savings or other long-term investment purposes.Amounts withdrawn from the Contract may result in Withdrawal Charges, taxes, and tax penalties. If you have not exercised the Performance Lock, amounts removed from a Shield Option or from the Contract before the end of a Term may also result in a negative Interim Value and proportional reduction to the Investment Amount associated with the Shield Option, as well as loss of positive Index Performance.Withdrawals (including RMDs and systematic withdrawals) will reduce your Account Value and the death benefit, perhaps significantly. The reduction may be more than the amount withdrawn.If you have not exercised the Performance Lock, withdrawals from the Shield Options during a Term will reduce the Investment Amount associated with the Shield Option by the same proportion that the Interim Value of that Shield Option is reduced by the withdrawal. The proportionate reduction could be greater than the amount withdrawn even if the Index Value has increased. Reductions to the Investment Amount will reduce the Interim Value for that Shield Option for the remainder of the Term, and, as a result, the positive interest, if any, credited to the remaining Investment Amount on the Term End Date will be less than if you had not taken a withdrawal. If you have exercised the Performance Lock, a withdrawal will reduce the Performance Lock Value by the dollar amount of the withdrawal.During the Accumulation Period you may transfer your Account Value to or from the Fixed Account (if available), to or from the Shield Option(s), and from the Holding Account. If we have allocation instructions from you, we will transfer the amounts in the Holding Account to the Shield Option(s) on the next Contract Anniversary. If you have not exercised the Performance Lock, transfers may be made, according to your instructions, only during the Transfer Period following the Term End Date.If you have exercised the Performance Lock for a multi-year Term, you may transfer the Performance Lock Value on any Contract Anniversary prior to the end of the Term and on the Term End Date. If you transfer the Performance Lock Value on a Contract Anniversary before the Term End Date, you may only transfer the entire amount of the Performance Lock Value. If you transfer the Performance Lock Value on the Term End Date, you may transfer all or a portion of your Performance Lock Value during the Transfer Period. Partial transfers of the Performance Lock Value are only permitted during the Transfer Period at the end of the Term. See “TRANSFERS.”If you do not provide transfer instructions during the Transfer Period following the Term End Date, the following procedures will apply:●The Investment Amount or Performance Lock Value allocated to the Shield Option that has reached its Term End Date will automatically be renewed into the same Shield Option for a new Term, subject to the new Cap Rate, Step Rate, Edge Rate, or Participation Rate, as applicable, declared for that Term. The Performance Lock Value will no longer be locked for the new Term.●If the same Shield Option is no longer available for investment at the Term End Date, the Investment Amount or Performance Lock Value in that Shield Option will automatically be transferred to the Fixed Account, if available, at the Term End Date, subject to the new interest rate declared for that FixedAccount Term. If the Fixed Account is not available, the Investment Amount will automatically be transferred into the Holding Account.●If you do not provide transfer instructions during the Transfer Period following the Fixed Account Term End Date, any Fixed Account Value will remain in the Fixed Account for another Fixed Account Term, subject to the new interest rate declared for that Term. If the Fixed Account is no longer available at the Fixed Account Term End Date, the Fixed Account Value will automatically be transferred into the Holding Account.
Brighthouse Shield Level II 6-Year (NY) | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the Contract is subject to the risks of poor investment performance and can vary depending on the performance of the Allocation Options available under the Contract (e.g., the Shield Options). Each Allocation Option (including the Fixed Account) will have its own unique risks. You should review the available Allocation Options before making an investment decision.The Cap Rate, Step Rate, Edge Rates, and Step Rate Edge (the Rate Crediting Types), as applicable, will limit positive Index returns (e.g., limited upside). This may result in you earning less than the Index return. For example:●Cap Rate. If the Index Performance is 15%, and the Cap Rate is 10%, we will credit a 10% Performance Rate at the end of the Term.●Step Rate. If the Index Performance is 15%, and the Step Rate is 8%, we will credit an 8% Performance Rate at the end of the Term.●Edge Rate. If the Index Performance is 15%, the Edge Rate is 7%, and the Shield Option has a Shield Rate of 10%, we will credit a 7% Performance Rate at the end of the Term. If the Index Performance is -10%, we will also credit a 7% Performance Rate at the end of the Term.The Shield Rate, as applicable, will limit the negative Index returns (e.g., limited protection in the case of market decline). For example, if the Index Performance is -25%, and you invest in a Shield Option with a 10% Shield Rate, we will credit a -15% Performance Rate (the amount of negative Index Performance that exceeds the Shield Rate) at the end of the Term.Each Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the companies in the Index.This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Contract Changes Risk [Line Items]
Index-Linked Option Changes Features Risk [Text Block]	Availability of Shield Options Your selling firm may choose not to recommend certain Shield Options described in this prospectus when your Contract is issued or at the Term End Date. See Appendix G – Financial Intermediary Variations. Additionally, we reserve the right to change the duration of any new Shield Options, stop offering any of the Shield Options or suspend offering any of the Shield Options. We may also add Shield Options in the future. We are not obligated to offer any one particular Shield Option, but after your Contract is issued, there will always be at least one Shield Option available at the Term End Date, with a minimum of 10% downside protection. Consequently, if we were to offer only one Shield Option, you would be limited to investing in that one Shield Option. If that Shield Option does not meet your investment objectives or financial goals, you could transfer to the Fixed Account (if available at that time and subject to applicable conditions described in the “TRANSFERS” section, including the requirement to remain invested in the Fixed Account until the Fixed Account Term End Date), Surrender your Contract and/or invest in another investment vehicle. If you Surrender your Contract, you might incur taxes, tax penalties, Withdrawal Charges, or an Interim Value calculation. If you invest in another investment vehicle, that investment may have different features, fees and risks than your Contract. Similarly, a particular Shield Option may not be available for you to transfer your Investment Amount or Fixed Account Value into after a Term End Date or the Fixed Account Term End Date. If the same Shield Option is no longer available at the Term End Date, the Investment Amount in the applicable Shield Option(s) will automatically transfer into the Fixed Account at the Term End Date, unless you instruct us otherwise during the Transfer Period. The amounts transferred to the Fixed Account must remain in the Fixed Account until the Fixed Account Term End Date (which, currently, will not be less than one (1) year). The Investment Amount held in the Fixed Account may earn a return that is less than the return you might have earned if those amounts were held in a Shield Option. If we exercise this right, your ability to increase your Account Value and, consequently, increase your death benefit will be limited. If the Fixed Account is not available, the Investment Amount will automatically transfer into the Holding Account unless you instruct us otherwise.
Brighthouse Shield Level II 6-Year (NY) | Market Risk [Member]
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, No Guaranteed Limit on Index Losses May Lose Entire Investment [Text Block]	We do not guarantee that there will always be a Shield Option under the Contract that provides this minimum amount of downside protection; however, there will always be at least one Shield Option available with a minimum of 10% downside protection.
Brighthouse Shield Level II 6-Year (NY) | Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Adjustments Upon Taking a Withdrawal You may withdraw some or all of your money at any time prior to the Annuity Date. If you have not exercised the Performance Lock, for any withdrawal taken on a Term End Date, a Performance Rate Adjustment, as of the date of the withdrawal, will apply. For any withdrawal taken between the Term Start Date and the Term End Date when you have not exercised the Performance Lock, we use an Interim Value calculation, which will reduce the Investment Amount for that Shield Option by the percentage reduction in the Interim Value of that Shield Option. The Performance Rate Adjustment, if negative, and proportional reduction may be substantial. Since withdrawal amounts from a Shield Option will reduce the Investment Amount for that Shield Option by the percentage reduction in the Interim Value of that Shield Option, a withdrawal when Interim Value is less than the Investment Amount will cause a greater percentage reduction in the Investment Amount that remains in your Shield Option relative to the percentage reduction for the same withdrawal amount when Interim Value is greater than the Investment Amount.Effect of Withdrawals, Surrender, Annuitization or Death •The calculation of your Interim Value may result in an amount that is less than the amount you would receive had you held the investment until the Term End Date. If you take a withdrawal when Index Performance is negative, your remaining Investment Amount may be significantly less than if you waited to take the withdrawal when Index Performance was positive. For more information on how we determine Interim Value and the potential adverse impacts of a withdrawal before the Term End Date, see “Risk of Loss” above. ○If you Surrender your Contract prior to the Term End Date, we will pay either (i) the Interim Value, which may be less than if you held the Contract until all of your Shield Options reached their Term End Dates or (ii) the Performance Lock Value, which may be less than if you had not exercised the Performance Lock before the Term End Date. ○If you die (unless your Contract was issued with the Return of Premium death benefit), we will pay either (i) the Interim Value, which may be less than if you held the Contract until all of your Shield Options reached their Term End Dates or (ii) the Performance Lock Value, which may be less than if you had not exercised the Performance Lock before the Term End Date. ○If your Contract is annuitized between the Term Start Date and Term End Date, we will use either the Interim Value or the Performance Lock Value to calculate the Annuity Payments you will receive based on the applicable Annuity Option. In deciding on an Annuity Date, you should take into consideration the Term End Dates of your Shield Options relative to the Annuity Date you have chosen. •If you take a withdrawal (including RMDs and systematic withdrawals) your Account Value will be reduced by the amount withdrawn proportionally from your Shield Options, the Fixed Account, and the Holding Account unless you tell us from which specific Allocation Options, in which you currently have any Account Value, the withdrawal should be taken. •All withdrawals will reduce the death benefit, perhaps significantly, and the reduction could be greater than the amount of the withdrawal. •If your Account Value falls below the Minimum Account Value as a result of a withdrawal, we may terminate your Contract. (See “WITHDRAWAL PROVISIONS.”) •
Brighthouse Shield Level II 6-Year (NY) | Index-Linked Option Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Investor Not Invested in Index or Tracked Securities [Text Block]	No Ownership of the Underlying Securities When you purchase the Contract and allocate your Purchase Payment to a Shield Option(s), you will not be investing in the Index or the securities tracked by the Index.
Brighthouse Shield Level II 6-Year (NY) | Index Exclusion of Dividends Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	Each of the reference Indices is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the component companies in the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Brighthouse Shield Level II 6-Year (NY) | Index Market Volatility Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Interest Crediting [Text Block]	Rate Crediting Type Risks The Cap Rate, Step Rate, or Edge Rate may limit any positive Index Performance used in calculating the Performance Rate credited on the Term End Date. This means that the Performance Rate may be lower than the Index Performance because any positive return of the respective Index is subject to a maximum in the form of the Cap Rate, Step Rate, or Edge Rate. We set Cap Rates, Step Rates, and Edge Rates at our discretion, subject to the minimum guaranteed rates shown in the applicable Shield Option Riders attached to your Contract. You bear the risk that we will not set these higher than the minimum guaranteed rates. For Shield Options with Step Rate Edge, there could be situations when a small difference in the Index Performance results in significantly different Performance Rates. For example, if Index Performance is -9.5%, the Shield Rate is 10% and the Edge Rate is 7%, the Performance Rate will equal the Edge Rate, or 7%. On the other hand, if Index Performance is -10.5% and the Shield Rate is 10%, the Performance Rate will equal -0.5%.
Brighthouse Shield Level II 6-Year (NY) | Index Substitution Risk [Member]
Contract Changes Risk [Line Items]
Index-Linked Option Changes Index Risk [Text Block]	An Index May be Substituted We have the right to substitute a comparable index prior to the Term End Date if any Index is discontinued or we determine that our use of such Index should be discontinued because we are no longer licensed to use the Index, the method of calculation of the Index Value is substantially changed, or if Index Values become unavailable for any reason. We would attempt to choose a substitute index that has a similar investment objective and risk profile to the replaced index. In the event that a similar index is not found, we will substitute the original Index with a domestic or international broad-based securities market index. A Shield Option will not end prior to the Term End Date due to our inability to find a similar index. The substituted Index may not be acceptable to you, and you will be unable to transfer your Investment Amount in the associated Shield Option to another Shield Option(s) or the Fixed Account (if available) until the Transfer Period coinciding with the Term End Date. If you no longer want to remain invested in that Shield Option for the remainder of the Term, your only option will be to withdraw the related Investment Amount. If you withdraw the Investment Amount, the amount withdrawn will be the Interim Value. See “Risk of Loss” above for more information about the risks of withdrawals based on Interim Value. Additionally, you might incur Withdrawal Charges, taxes, and tax penalties. Upon substitution of an Index, we will calculate your Index Performance on the replaced Index up until the date of substitution and the substitute Index from the date of substitution to the Term End Date. An Index substitution will not change the Shield Rate, Cap Rate, Step Rate, or Edge Rate for an existing Shield Option. The performance of the new Index may not be as good as the one that it substituted and as a result your Index Performance may have been better if there had been no substitution. If you have exercised the Performance Lock, a subsequent index substitution will have no impact on the Performance Lock Value of that Shield Option.
Brighthouse Shield Level II 6-Year (NY) | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the Contract is subject to the risks related to us. Any obligations (including under any Fixed Account and Shield Options), guarantees, or benefits are subject to our claims-paying ability. More information about us, including our appliable financial strength ratings, is available upon request by contacting us at (888) 243-1968.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Issuing Company No company other than BLNY has any legal responsibility to pay amounts that BLNY owes under the Contract. An Owner should look to the financial strength of BLNY for its claims-paying ability.
Brighthouse Shield Level II 6-Year (NY) | Contract Changes Risk [Member]
Contract Changes Risk [Line Items]
Restrictions on Transfers Risk [Text Block]	Limitations on Transfers You may make transfers between the Fixed Account and the Shield Option(s) and from the Holding Account to the Fixed Account and the Shield Options only during the Transfer Period. Unless you have a Shield Option with the Performance Lock Value, you cannot make transfers outside the Transfer Period and you cannot (i) transfer out of a current Shield Option to another Shield Option or the Fixed Account until the Term End Date of the current Shield Option, (ii) transfer out of the Fixed Account to a Shield Option until the Fixed Account Term End Date (which will not be less than one (1) year), or (iii) transfer from the Holding Account to a Shield Option or the Fixed Account until the next Contract Anniversary. In all cases, the amount transferred can only be transferred to new Shield Options or the Fixed Account. This may limit your ability to react to market conditions. If you remain in your current Shield Option with the Performance Lock Value until the Term End Date and decide to transfer the Investment Amount to a new Shield Option, the Investment Amount on the Term Start Date of your new Shield Option will be the Performance Lock Value for that option, which may be higher or lower than the Investment Amount would have been on the Term End Date had you not exercised the Performance Lock. In addition, you should understand that for renewals into the same Shield Option, a new Cap Rate, Step Rate, or Edge Rate as applicable, will be declared and will go into effect on the Contract Anniversary that coincides with the Term Start Date of the new Shield Option. Moreover, at the Term End Date, the Investment Amount allocated to the Shield Option that has reached its Term End Date will be automatically renewed into the same Shield Option, subject to the new Cap Rate, Step Rate, or Edge Rate as applicable, declared for that Term, unless you instruct us to transfer such amount into a different Shield Option(s) or the Fixed Account. If the same Shield Option is no longer available for investment at the Term End Date, the Investment Amount will automatically be transferred to the Fixed Account (if available), or to the Holding Account. Additionally, any Fixed Account Value will remain in the Fixed Account for another Term, subject to the new interest rate declared for that Term, unless you instruct us to transfer such amount to a Shield Option(s). If the Fixed Account is no longer available at the Fixed Account Term End Date, the Fixed Account Value will automatically be transferred into the Holding Account. Account Value automatically renewed or transferred in the absence of transfer instructions from you may not be transferred again until the next Transfer Period coinciding with a Term End Date. Unless you have a Shield Option with Performance Lock Value, you have only the Transfer Period to notify us that you want to transfer some or all of your Investment Amount to a new Shield Option(s) or the Fixed Account. Thus, failure to provide such instructions during the Transfer Period will result in an automatic renewal for a period of at least one (1) year. If you have exercised the Performance Lock for a Shield Option you may transfer on any Contract Anniversary prior to the end of the Term and on the Term End Date. If you transfer the Performance Lock Value on a Contract Anniversary before the Term End Date, you may only transfer the entire amount of the Performance Lock Value. If you transfer the Performance Lock Value on the Term End Date, you may transfer all or a portion of the Performance Lock Value. Partial transfers of Performance Lock Value prior to the Term End Date are not permitted.
Brighthouse Shield Level II 6-Year (NY) | Interim Value Risk of Loss
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Interim Value Risk of Loss If you have not exercised the Performance Lock on a Shield Option, the amount that is available between the Term Start Date and the Term End Date for annuitization, death benefits, withdrawals (including RMDs and systematic withdrawals), Surrenders, and Performance Lock will be the Interim Value. To determine the Interim Value, we apply a formula which does not reflect the actual performance of the applicable Index, but rather a determination of the value of hypothetical underlying investments at the time of the Interim Value calculation. The Interim Value calculated may be less than the Investment Amount at the time the Interim Value is calculated even if the current Index Value is higher than it was on the Term Start Date. Additionally, the Shield Rate and the Rate Crediting Type only apply to amounts held in the investment until the Term End Date. This means that the Interim Value does not receive the protection from loss provided by the Shield Rate or the application of the Rate Crediting Type. The Interim Value could be more or less than the amount you would receive had you held the Shield Option until the Term End Date, after the Performance Rate Adjustment. There is a substantial risk of loss in connection with transactions from the Shield Options before the Term End Date, as discussed below under “Effect of Withdrawals, Surrender, Annuitization or Death.” A negative Interim Value could result in a loss beyond the protection of the Shield Rate. In extreme circumstances, you could lose up to 100% of the value of the Shield Option if you exercise the Performance Lock, or if you make a withdrawal, Surrender, or otherwise remove amounts from the Shield Options before the Term End Date. Withdrawals from the Shield Options before a Term End Date could have adverse impacts even if the Index Value has increased at the time of the calculation because the withdrawal will not allow you to participate in the Index Performance for the Term with your entire Investment Amount. Amounts withdrawn before the end of the Term will not be credited with positive interest, if any, at the end of the Term. If you withdraw Account Value allocated to a Shield Option during a Term (assuming you have not exercised the Performance Lock), the withdrawal will reduce the Investment Amount for that Shield Option by the same percentage that the Interim Value of that Shield Option was reduced by the withdrawal. A proportional reduction may be larger than the dollar amount of your withdrawal even if the Index Value has increased. Reductions to the Investment Amount will have an adverse impact on the Interim Value for that Shield Option for the remainder of the Term and, as a result, the positive interest, if any, credited to the remaining Investment Amount on the Term End Date will be less than if you had not taken a withdrawal. For the risk of loss associated with the Performance Lock, see “Performance Lock Risks” below.
Brighthouse Shield Level II 6-Year (NY) | Liquidity Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Liquidity Risk The Contract is intended for retirement savings or other long-term investment purposes. The benefits of tax deferral and living benefit protection also mean the Contract is more beneficial to investors with a long-time horizon. The Contract is unsuitable as a short-term savings vehicle. Withdrawals (including RMDs and systematic withdrawals) and Surrenders from the Contract may be subject to Withdrawal Charges, income taxes, and income tax penalties if taken before age 59½. Additionally, withdrawals (including RMDs and systematic withdrawals), Surrenders, death benefit payments, and annuitization from the Shield Options before the Term End Date will be based on the Interim Values of the Shield Options, which may result in loss. See “Risk of Loss” above.
Brighthouse Shield Level II 6-Year (NY) | Risks Associated with the Referenced Indices
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risks Associated with the Referenced Indices Each of the reference Indices is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the component companies in the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index. Because the S&P 500® Index, the Russell 2000® Index, the MSCI EAFE Index, and the Nasdaq-100 Index® are each comprised of a collection of equity securities, in each case the value of the component securities is subject to market risk, or the risk that market fluctuations may cause the value of the component securities to go up or down, sometimes rapidly and unpredictably. In addition, the value of equity securities may increase or decline for reasons directly related to the issuers of the securities. (See “INDICES” and “SHIELD RATES.”) In addition, each Index has its own unique risks, as follows: •S&P 500® Index. This Index is composed of equity securities issued by large-capitalization (“large cap”) U.S. companies. In general, it is more difficult for large-cap companies to pivot their strategies quickly in response to changes in their industry. In addition, because they typically are more well-established, it is rare to see large-cap companies have the high growth rates that can be seen with successful small-capitalization (“small cap”) companies.•Russell 2000® Index. This Index is composed of equity securities of small-cap U.S. companies. Generally, the securities of small-cap companies are more volatile and riskier than the securities of larger companies. Small-cap companies are more likely to fail than larger companies.•MSCI EAFE Index. The MSCI EAFE Index is comprised of equity securities of large- and mid-capitalization (“mid-cap”) companies and it is designed to measure the equity market performance of developed markets, including countries in Europe, Australia, and the Far East. In general, large-cap companies may be unable to respond quickly in response to changes in their industry and new competitive challenges and may not be able to attain the high growth rates of successful smaller companies. The securities of mid-cap companies may be more volatile and may involve more risk than the securities of larger companies. Securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty).•Nasdaq-100 Index®. The Nasdaq-100® Index is comprised of equity securities of the largest U.S. and non-U.S. companies listed on The Nasdaq Stock Market across all major industry groups except the financial industry. To the extent that the Nasdaq-100® Index is comprised of securities issued by companies in a particular sector, that company’s securities may not perform as well as companies in other sectors or the market as a whole. Any component securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty).
Brighthouse Shield Level II 6-Year (NY) | Shield Rate Risks
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Shield Rate Risks For all Shield Options, if negative Index Performance exceeds the corresponding Shield Rate at the Term End Date, you will bear the portion of the loss that exceeds the Shield Rate. Under the currently offered Shield Rates, the maximum amount of loss you could experience due to negative index performance at the end of a Term, after taking into account these levels of protection, would be: 90% for 10% downside protection; 85% for 15% downside protection; and 75% for 25% downside protection. We do not guarantee that there will always be a Shield Option under the Contract that provides this minimum amount of downside protection; however, there will always be at least one Shield Option available with a minimum of 10% downside protection. Shield Options with Higher Shield Rates In deciding whether to choose a Shield Option with a higher Shield Rate, you should consider that Shield Options with higher Shield Rates tend to have lower Cap Rates, Step Rates, and Edge Rates, as applicable, than Shield Options with lower Shield Rates that have the same index and term. This is because of the additional protection provided by the higher Shield Rates.
Brighthouse Shield Level II 6-Year (NY) | Systematic Withdrawal Program Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Systematic Withdrawal Program You may elect the Systematic Withdrawal Program to provide automated processing of amounts withdrawn from your Contract, subject to program terms. For automated processing of RMD amounts withdrawn from an IRA Contract or qualified annuity Contract, you may elect this program in any Contract year. However, for automated processing of amounts withdrawn for purposes other than RMDs, you may elect this program after the first Contract Year for up to 10% of your Account Value as of the prior Contract Anniversary. We do not assess a charge for this program. See “WITHDRAWAL PROVISIONS – Systematic Withdrawal Program” for availability and other restrictions. Withdrawals under this program are subject to the same risks as any other withdrawal. See “Adjustments Upon Taking a Withdrawal,” and “Effect of Withdrawals, Surrender, Annuitization or Death” above.
Brighthouse Shield Level II 6-Year (NY) | Performance Lock Risks
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Performance Lock Risks With the Performance Lock Value you may receive less than you would have received had you not exercised the Performance Lock. Furthermore, once the Performance Lock is exercised, it is irrevocable for the remainder of that Term. You will no longer participate in Index Performance, positive or negative, for the remainder of the Term after you exercise the Performance Lock. This means that under no circumstances will the Performance Lock Value increase during the remainder of the Term, and you will not receive a Performance Rate Adjustment or the protection of the Shield Rate from losses on any Performance Lock Value on the Term End Date. We use the Interim Value calculated at the end of the current Business Day on which you exercise the Performance Lock to determine the Performance Lock Value. This means you will not be able to determine in advance the Performance Lock Value, and it may be higher or lower than it was at the point in time you requested the Performance Lock. If the Performance Lock is exercised when the Interim Value is less than the Investment Amount, you will lock in any loss, which could be below the Shield Rate. If you exercise the Performance Lock on a Shield Option, you will not receive a Performance Rate Adjustment or the protection of the Shield Rate from losses on any Performance Lock Value on the Term End Date. It is possible that you would have realized less of a loss or more of a gain if the Performance Lock occurred at a later time, or if you did not exercise the Performance Lock. If you have exercised the Performance Lock on a Shield Option, the amount that is available before the Term End Date for annuitization, death benefits, withdrawals, and Surrenders will be the Performance Lock Value. Any withdrawals taken after exercising the Performance Lock will reduce the Performance Lock Value by the dollar amount of the withdrawal. There may not be an optimal time to exercise the Performance Lock on a Shield Option. We will not advise you as to whether you should or should not exercise the Performance Lock, or the optimal time for doing so. You should ask your financial professional before exercising the Performance Lock on a Shield Option.
Brighthouse Shield Level II 6-Year (NY) | Cybersecurity and Certain Business Continuity Risks
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cybersecurity and Certain Business Continuity Risks Our business is largely conducted through complex information technology and communications systems operated by us and our service providers and business partners (e.g., the firms involved in the distribution and sale of our products). Our operations rely on the secure processing, storage and transmission of data and confidential and other information in our systems and the systems of third-party service providers. We have established administrative and technical controls and business continuity and resilience plans to protect our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a “cyber-attack”). Despite these protocols, the techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources including internal actors (through malicious or accidental acts), terrorists, nation states, financially or politically motivated actors, or other third parties, such as external service providers. Furthermore, the rapid evolution and increased adoption of artificial intelligence technologies may intensify our cybersecurity risks, including the deployment of artificial intelligence technologies (“AI”) by malicious third parties and threat actors that may increase in sophistication and effectiveness in the future. There may be an increased risk of cyber-attacks that may adversely disrupt or degrade our operations and compromise our data during periods of geo-political or military conflict. There is also a chance that certain risks have not been identified or prepared for, or that an attack may not be detected which limits our ability, as well as that of our service providers and business partners, to plan for or respond to, an attack. A failure of our computer systems could cause significant interruptions in our operations, compromise the security, confidentiality or privacy of sensitive data, and otherwise adversely affect our business and ability to administer the Contracts. Unanticipated problems with, or failures, of, our disaster recovery systems and business continuity plans could also have a material, negative impact on our ability to conduct business and on our financial condition and operations, as well on individual Owners and their Contracts. Our operations also could be negatively impacted by a cyber-attack or system failure affecting a third party, such as a service provider, business partner, another participant in the financial markets or a governmental or regulatory authority. Disruptions or failures to our operations, systems and networks can originate from a wide variety of sources including, but not limited to, a disaster such as a natural catastrophe, epidemic or pandemic crisis, military or terrorist actions, cyber-attack, and unanticipated problems with our or our service providers’ disaster recovery systems (and the disaster recovery systems of such vendors’ suppliers, vendors, or subcontractors). Such disasters and events may adversely affect our ability to conduct business or administer the contract. Cyber-attacks and disruptions or failures to our systems and business operations could result in regulatory fines or sanctions, litigation, penalties or financial losses, reputational harm, loss of customers, and/or otherwise adversely affect our business. Such events could also interfere with our processing of Contract transactions, including the processing of transfer orders from our website; impact our ability to calculate Contract values; cause the release and/or possible loss, misappropriation or corruption of data or confidential Owner or business information; or impede order processing or cause other operational issues. We cannot control the cybersecurity plans and systems implemented by third parties, including service providers. Although we continually make efforts to identify and reduce our exposure to cybersecurity risks and operations failures, there can be no assurance that we or our third party service providers will be able to detect, manage, prevent, or avoid cyber-attacks, disruptions, or failures affecting your Contract in the future.
Brighthouse Shield Level II 6-Year (NY) | Cap Rate Return Limit [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	Example 1A—Shield Option with Cap Rate: Owner 1 allocates her $50,000 Purchase Payment into a 1-Year Term / Shield 10 / S&P 500® Index with a Cap Rate of 10% and lets it renew year after year for five years. The following example illustrates how her initial $50,000 Purchase Payment could perform over a five-year period given fluctuating Index Values. For renewals into the same Shield Option a new Cap Rate would be declared and go into effect on the Contract Anniversary that coincides with the beginning of the new Shield Option. In some cases, we may declare a Cap Rate for a Shield Option as “uncapped” in which case the Performance Rate that can be received is equal to the Index Performance, subject to the Shield Rate.
Contract Year	1	2	3	4	5
Term Start Date
Investment Amount(1)	$50,000	$55,000	$57,750	$57,750	$57,750
Index Value	1,000	1,200	1,260	1,260	1,197
Term End Date
Index Value	1,200	1,260	1,260	1,197	1,017
Index Performance(2)	20%	5%	0%	-5%	-15%
Cap Rate	10%	10%	10%	10%	10%
Shield Rate	10%	10%	10%	10%	10%
Performance Rate (one year)(3)	10%	5%	0%	0%	-5%
Performance Rate Adjustment(4)	$5,000	$2,750	$0	$0	-$2,888
Investment Amount(5)	$55,000	$57,750	$57,750	$57,750	$54,862
The following notes to the table above provide important calculations showing how certain values are determined. (1)Investment Amount at Term Start Date in year one is the $50,000 Purchase Payment. In years two through five, the Investment Amount at Term Start Date would be $55,000, $57,750, $57,750 and $57,750, respectively, which was the Investment Amount at Term End Date for the prior year. (2)Index Performance is equal to the percentage change in the Index Value measured from the Term Start Date to the Term End Date. For example, in year one, Index Performance is calculated as follows: (1,200 [Index Value at Term End Date] –1,000 [Index Value at Term Start Date])
÷ 1,000 [Index Value at Term Start Date] = 20% (3)In year one, Index Performance exceeds the Cap Rate and therefore the Performance Rate is equal to the Cap Rate. In years two and three the Performance Rate is equal to the Index Performance because the Index Performance is not negative and does not exceed the Cap Rate. In year four the Performance Rate is 0% because the Index Performance is –5% and the Shield 10 absorbs up to 10% of the negative Index Performance. In year five, the Performance Rate is –5% because the Index Performance is –15% and the Shield 10 absorbs up to 10% of negative Index Performance. (4)The Performance Rate Adjustment is equal to the product of the Investment Amount at the Term Start Date adjusted for any withdrawals (including RMDs, systematic withdrawals, and any applicable Withdrawal Charge) (there are no withdrawals in the example) multiplied by the Performance Rate. For example, in year one the Performance Rate Adjustment is calculated as follows: $50,000 [Investment Amount at Term Start Date] x 10% [Performance Rate] = $5,000 (5)The Investment Amount at the Term End Date is equal to the Investment Amount at Term Start Date adjusted for any withdrawals (including RMDs, systematic withdrawals, and any applicable Withdrawal Charge) (there are no withdrawals in the example) plus the Performance Rate Adjustment. For example, in year one the Investment Amount at the Term End Date is calculated as follows: $50,000 [Investment Amount at Term Start Date] + $5,000 [Performance Rate Adjustment] = $55,000
Index-Linked Option [Line Items]
Index-Linked Option Available, Lowest Limit on Gains [Percent]	3.50%
Brighthouse Shield Level II 6-Year (NY) | Cap Rate Return Limit [Member] | Postive Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	The Cap Rate is the maximum rate that may be credited at the Term End Date based on Index Performance. For example, if you invest in a Shield Option with a 10% Cap Rate, and the Index Performance is 15% at the end of the Term, the Performance Rate will be 10% (the Index Performance up to the Cap Rate), meaning that we will increase the Investment Amount associated with the Shield Option by 10%.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if you invest in a Shield Option with a 10% Cap Rate, and the Index Performance is 15% at the end of the Term, the Performance Rate will be 10% (the Index Performance up to the Cap Rate), meaning that we will increase the Investment Amount associated with the Shield Option by 10%.
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	3.50%
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	Cap Rate. If the Index Performance is 15%, and the Cap Rate is 10%, we will credit a 10% Performance Rate at the end of the Term.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Cap Rate The Cap Rate is the maximum rate that may be credited at the Term End Date based on Index Performance. For example, a 15% Index Performance with a 10% Cap Rate will result in a 10% Performance Rate (the Index Performance up to the Cap Rate), meaning that we will increase the Investment Amount associated with the Shield Option by 10%; or, a 5% Index Performance with a 10% Cap Rate will result in a 5% Performance Rate. The Cap Rate may vary between Shield Options and, unless you have a Shield Option with a 1-year Term, is not an annual rate. The Cap Rate only applies to amounts held in the Shield Option until the Term End Date. In some cases we may declare a Cap Rate for a Shield Option as “uncapped” in which case the Performance Rate that can be received is equal to the Index Performance, subject to the Shield Rate.For renewals into the same Shield Option a new Cap Rate is declared for each subsequent Term. The actual Minimum Guaranteed Cap Rates for your Contract are the amounts shown in the Cap Rate Shield Option Rider attached to your Contract, but the rates will not be less than what is shown in the Minimum Guaranteed Cap Rates table below.

Minimum Guaranteed Cap Rates
Shield Rate	1-Year Term	3-Year Term	6-Year Term
Shield 10	5%	15%	30%
Shield 15	4.5%	13.5%	27%
Shield 25	3.5%	N/A*	21%
* Cap Rates are not offered with a Shield 25 with a 3-Year Term. There are two ways you may find out what the renewal Cap Rates will be for a subsequent Term. Thirty (30) days before the current Term expires, we will send you notification, written or electronic depending on your selected preferences, indicating your maturing Shield Options and how you can obtain the new Cap Rates. You may also access our website at https://www.brighthousefinancial.com/products/rates/ where at least two months of renewal rates for the Rate Crediting Types and the interest rate for the Fixed Account are posted – i.e., for the current month and the following month. At the Term End Date, the Investment Amount will automatically be renewed into the same Shield Option, with the new Cap Rate, unless you elect to transfer such amount into a different Shield Option(s) or the Fixed Account. See “TRANSFERS.”
Brighthouse Shield Level II 6-Year (NY) | Step Rate Edge
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	Example 1C—Shield Option with Step Rate Edge: Owner 1 allocates her $50,000 Purchase Payment into a 1-Year Term / Shield 10 / S&P 500® Index with an Edge Rate of 7% and lets it renew year after year for five years. The following example illustrates how her initial $50,000 Purchase Payment could perform over a five-year period given fluctuating Index Values. For renewals into the same Shield Option a new Edge Rate would be declared and go into effect on the Contract Anniversary that coincides with the beginning of the new Shield Option.
Contract Year	1	2	3	4	5
Term Start Date
Investment Amount(1)	$50,000	$53,500	$57,245	$61,252	$65,540
Index Value	1,000	1,050	1,260	1,260	1,134
Term End Date
Index Value	1,050	1,260	1,260	1,134	964
Index Performance(2)	5%	20%	0%	-10%	-15%
Edge Rate	7%	7%	7%	7%	7%
Shield Rate	10%	10%	10%	10%	10%
Performance Rate (one year)(3)	7%	7%	7%	7%	-5%
Performance Rate Adjustment(4)	$3,500	$3,745	$4,007	$4,288	-$3,277
Investment Amount(5)	$53,500	$57,245	$61,252	$65,540	$62,263
The following notes to the table above provide important calculations showing how certain values are determined. (1)The Investment Amount at Term Start Date in year one is the $50,000 Purchase Payment. In years two through five, the Investment Amount at the Term Start Date would be $53,500, $57,245, $61,252 and $65,540, respectively, which was the Investment Amount at the Term End Date for the prior year. (2)Index Performance is equal to the percentage change in the Index Value measured from the Term Start Date to the Term End Date. For example, in year one, Index Performance is calculated as follows: (1,050 [Index Value at Term End Date] – 1,000 [Index Value at Term Start Date])
÷ 1,000 [Index Value at Term Start Date]) = 5% (3)In years one, two and three the Performance Rate is equal to the Edge Rate because the Index Performance is positive or zero. It should be noted that although Index Performance was 20% in year two, the Performance Rate is capped at 7% by the Edge Rate. In year four the Performance Rate is 7% because the Index Performance is –10% and does not exceed the Shield 10 which absorbs up to 10% of the negative Index Performance. In year five, the Performance Rate is –5% because the Index Performance is –15% and the Shield 10 absorbs up to 10% of the negative Index Performance. (4)The Performance Rate Adjustment is equal to the product of the Investment Amount at the Term Start Date adjusted for any withdrawals (including RMDs, systematic withdrawals, and any applicable Withdrawal Charge) (there are no withdrawals in the example) multiplied by the Performance Rate. For example, in year one the Performance Rate Adjustment is calculated as follows: $50,000 [Investment Amount at Term Start Date] x 7% [Performance Rate] = $3,500 (5)The Investment Amount at the Term End Date is equal to the Investment Amount at Term Start Date adjusted for any withdrawals (including RMDs, systematic withdrawals, and any applicable Withdrawal Charge) (there are no withdrawals in the example) plus the Performance Rate Adjustment. For example, in year one the Investment Amount at the Term End Date is calculated as follows: $50,000 [Investment Amount at Term Start Date] + $3,500 [Performance Rate Adjustment] = $53,500
Index-Linked Option [Line Items]
Index-Linked Option Available, Lowest Limit on Gains [Percent]	4.50%
Brighthouse Shield Level II 6-Year (NY) | Step Rate Edge | Postive Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	4.50%
Brighthouse Shield Level II 6-Year (NY) | Step Rate
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	Example 1B—Shield Option with Step Rate: Owner 1 allocates her $50,000 Purchase Payment into a 1-Year Term / Shield 10 / S&P 500® Index with a Step Rate of 8% and lets it renew year after year for five years. The following example illustrates how her initial $50,000 Purchase Payment could perform over a five-year period given fluctuating Index Values. For renewals into the same Shield Option a new Step Rate would be declared and go into effect on the Contract Anniversary that coincides with the beginning of the new Shield Option.
Contract Year	1	2	3	4	5
Term Start Date
Investment Amount(1)	$50,000	$54,000	$58,320	$62,986	$62,986
Index Value	1,000	1,050	1,260	1,260	1,134
Term End Date
Index Value	1,050	1,260	1,260	1,134	964
Index Performance(2)	5%	20%	0%	-10%	-15%
Step Rate	8%	8%	8%	8%	8%
Shield Rate	10%	10%	10%	10%	10%
Performance Rate (one year)(3)	8%	8%	8%	0%	-5%
Performance Rate Adjustment(4)	$4,000	$4,320	$4,666	$0	-$3,149
Investment Amount(5)	$54,000	$58,320	$62,986	$62,986	$59,837
The following notes to the table above provide important calculations showing how certain values are determined. (1)The Investment Amount at Term Start Date in year one is the $50,000 Purchase Payment. In years two through five, the Investment Amount at the Term Start Date would be $54,000, $58,320, $62,986 and $62,986, respectively, which was the Investment Amount at the Term End Date for the prior year. (2)Index Performance is equal to the percentage change in the Index Value measured from the Term Start Date to the Term End Date. For example, in year one, Index Performance is calculated as follows: (1,050 [Index Value at Term End Date] – 1,000 [Index Value at Term Start Date])
÷ 1,000 [Index Value at Term Start Date]) = 5% (3)In years one, two and three the Performance Rate is equal to the Step Rate because the Index Performance is positive or zero. It should be noted that although Index Performance was 20% in year two, the Performance Rate is capped at 8% by the Step Rate. In year four the Performance Rate is 0% because the Index Performance is –10% and the Shield 10 absorbs up to 10% of the negative Index Performance. In year five, the Performance Rate is –5% because the Index Performance is –15% and the Shield 10 absorbs up to 10% of the negative Index Performance. (4)The Performance Rate Adjustment is equal to the product of the Investment Amount at the Term Start Date adjusted for any withdrawals (including RMDs, systematic withdrawals, and any applicable Withdrawal Charge) (there are no withdrawals in the example) multiplied by the Performance Rate. For example, in year one the Performance Rate Adjustment is calculated as follows: $50,000 [Investment Amount at Term Start Date] x 8% [Performance Rate] = $4,000 (5)The Investment Amount at the Term End Date is equal to the Investment Amount at Term Start Date adjusted for any withdrawals (including RMDs, systematic withdrawals, and any applicable Withdrawal Charge) (there are no withdrawals in the example) plus the Performance Rate Adjustment. For example, in year one the Investment Amount at the Term End Date is calculated as follows: $50,000 [Investment Amount at Term Start Date] + $4,000 [Performance Rate Adjustment] = $54,000
Index-Linked Option [Line Items]
Index-Linked Option Available, Lowest Limit on Gains [Percent]	4.50%
Brighthouse Shield Level II 6-Year (NY) | Step Rate | Postive Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	The Step Rate is the rate credited at the Term End Date if the Index Performance is equal to or greater than zero. For example, if you invest in a Shield Option with an 8% Step Rate, and the Index Performance is 15% at the end of the Term, the Performance Rate will be 8% (the Step Rate), meaning that we will increase the Investment Amount associated with the Shield Option by 8%.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if you invest in a Shield Option with an 8% Step Rate, and the Index Performance is 15% at the end of the Term, the Performance Rate will be 8% (the Step Rate), meaning that we will increase the Investment Amount associated with the Shield Option by 8%.
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	4.50%
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	Step Rate. If the Index Performance is 15%, and the Step Rate is 8%, we will credit an 8% Performance Rate at the end of the Term.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Step Rate The Step Rate is the rate credited at the Term End Date if the Index Performance is equal to or greater than zero. For example, a 15% Index Performance with an 8% Step Rate will result in an 8% Performance Rate (the Step Rate); or, a 5% Index Performance with an 8% Step Rate will result in an 8% Performance Rate (the Step Rate), meaning that we will increase the Investment Amount by 8%. The Step Rate only applies to amounts held in the Shield Option until the Term End Date. The Step Rate may vary between Shield Options and, unless you have a Shield Option with a 1-year Term, is not an annual rate. For renewals into the same Shield Option a new Step Rate is declared for each subsequent Term, and such rate will not be less than the Minimum Guaranteed Step Rate shown in the Step Rate Shield Option Rider attached to your Contract, but the rates will not be less than what is shown in the Minimum Guaranteed Step Rates table below.
Minimum Guaranteed Step Rates
Shield Rate	1-Year Term	2-Year Term
Shield 10	5%	10%
Shield 15	4.5%	9%
There are two ways you may find out what the renewal Step Rates will be for a subsequent Term. Thirty (30) days before the current Term expires, we will send you a notification, written or electronic depending on your selected preferences, indicating your maturing Shield Options and how you can obtain the new Step Rates. You may also access our website at https://www.brighthousefinancial.com/products/rates/ where at least two months of renewal rates for the Rate Crediting Types and the interest rate for the Fixed Account are posted – i.e., for the current month and the following month. At the Term End Date, the Investment Amount will automatically be renewed into the same Shield Option, with the new Step Rate, unless you elect to transfer such amount into a different Shield Option(s) or the Fixed Account. See “TRANSFERS.”
Brighthouse Shield Level II 6-Year (NY) | Edge Rate | Postive Return [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	Edge Rate. If the Index Performance is 15%, the Edge Rate is 7%, and the Shield Option has a Shield Rate of 10%, we will credit a 7% Performance Rate at the end of the Term. If the Index Performance is -10%, we will also credit a 7% Performance Rate at the end of the Term.
Brighthouse Shield Level II 6-Year (NY) | SP 500 Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	S&P 500® Index (Price Return Index). The S&P 500® Index includes 500 large cap stocks from leading companies in leading industries of the U.S. economy, capturing approximately 80% coverage of U.S. equities by market capitalization.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	S&P 500® Index* * The Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the companies in the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Annual Return [Percent]		16.39%	23.31%	24.23%	(19.44%)	26.89%	16.26%	28.88%	(6.24%)	19.42%	9.54%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(9.44%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]	The Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the companies in the Index.
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]	This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	Appendix B Index Publishers BLNY uses the Indices under license from the Indices’ respective publishers. The following information about the Indices is included in this prospectus in accordance with BLNY’s license agreements with the publishers of the Indices: S&P Opco, LLC requires that the following disclaimer be included in this prospectus: The S&P 500® is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by affiliates of Brighthouse Financial, Inc., including Brighthouse Services, LLC and Brighthouse Life Insurance Company (collectively, “Brighthouse Financial”). S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Brighthouse Financial. It is not possible to invest directly in an index. Brighthouse Shield® Level II 6-Year Annuity is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of Brighthouse Shield® Level II 6-Year Annuity or any member of the public regarding the advisability of investing in securities generally or in Brighthouse Shield® Level II 6-Year Annuity particularly or the ability of the S&P 500® to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to Brighthouse Financial with respect to the S&P 500® is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500® is determined, composed and calculated by S&P Dow Jones Indices without regard to Brighthouse Financial or Brighthouse Shield® Level II 6-Year Annuity. S&P Dow Jones Indices have no obligation to take the needs of Brighthouse Financial or the owners of Brighthouse Shield® Level II 6-Year Annuity into consideration in determining, composing or calculating the S&P 500®. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Brighthouse Shield® Level II 6-Year Annuity. There is no assurance that investment products based on the S&P 500® will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisory, commodity pool operator, broker dealer, fiduciary, promoter” (as defined in the Investment Company Act of 1940, as amended), “expert” as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice. NEITHER S&P DOW JONES INDICES NOR THIRD PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY BRIGHTHOUSE FINANCIAL, OWNERS OF BRIGHTHOUSE SHIELD® LEVEL II 6-YEAR ANNUITY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE LICENSEE BRIGHTHOUSE SHIELD® LEVEL II 6-YEAR ANNUITY REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND BRIGHTHOUSE FINANCIAL, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES. Frank Russell Company requires that the following disclaimer be included in this prospectus: The Brighthouse Shield® Level II 6-Year Annuity is not sponsored, endorsed, sold or promoted by Frank Russell Company (“Russell”). Russell makes no representation or warranty, express or implied, to the owners of the Brighthouse Shield® Level II 6-Year Annuity or any member of the public regarding the advisability of investing in securities generally or in the Brighthouse Shield® Level II 6-Year Annuity particularly or the ability of the Russell 2000® Index to track general stock market performance or a segment of the same. Russell’s publication of the Russell 2000® Index in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities upon which the Russell 2000® Index is based. Russell’s only relationship to affiliates of Brighthouse Financial, Inc., including Brighthouse Services, LLC and Brighthouse Life Insurance Company (collectively, “Brighthouse Financial”) is the licensing of certain trademarks and trade names of Russell and of the Russell 2000® Index which is determined, composed and calculated by Russell without regard to Brighthouse Financial or the Brighthouse Shield® Level II 6-Year Annuity. Russell is not responsible for and has not reviewed the Brighthouse Shield® Level II 6-Year Annuity nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000® Index. Russell has no obligation or liability in connection with the administration, marketing or trading of the Brighthouse Shield® Level II 6-Year Annuity. RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL 2000® INDEX OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY BRIGHTHOUSE FINANCIAL, INVESTORS, OWNERS OF THE BRIGHTHOUSE SHIELD® LEVEL II 6-YEAR ANNUITY OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE RUSSELL 2000® INDEX OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL 2000® INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. MSCI Inc. requires that the following disclaimer be included in this prospectus: THE BRIGHTHOUSE SHIELD® LEVEL II 6-YEAR ANNUITY IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY AFFILIATES OF BRIGHTHOUSE FINANCIAL, INC. INCLUDING BRIGHTHOUSE SERVICES, LLC, BRIGHTHOUSE LIFE INSURANCE COMPANY, AND BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY (COLLECTIVELY, “BRIGHTHOUSE FINANCIAL”). NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN PRODUCTS GENERALLY OR IN THIS PRODUCT PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THIS PRODUCT OR THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS PRODUCT TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THIS PRODUCT IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THIS PRODUCT. ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE PRODUCT, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. No purchaser, seller or holder of the Brighthouse Shield® Level II 6-Year Annuity, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
Brighthouse Shield Level II 6-Year (NY) | SP 500 Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	S&P 500® Index. This Index is composed of equity securities issued by large-capitalization (“large cap”) U.S. companies. In general, it is more difficult for large-cap companies to pivot their strategies quickly in response to changes in their industry. In addition, because they typically are more well-established, it is rare to see large-cap companies have the high growth rates that can be seen with successful small-capitalization (“small cap”) companies.
Brighthouse Shield Level II 6-Year (NY) | SP 500 Index | Cap Rate Return Limit [Member] | Shield 25 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	25.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	3.50%
Brighthouse Shield Level II 6-Year (NY) | SP 500 Index | Cap Rate Return Limit [Member] | Shield 25 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	25.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	21.00%
Brighthouse Shield Level II 6-Year (NY) | SP 500 Index | Cap Rate Return Limit [Member] | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	4.50%
Brighthouse Shield Level II 6-Year (NY) | SP 500 Index | Cap Rate Return Limit [Member] | Shield 15 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	13.50%
Brighthouse Shield Level II 6-Year (NY) | SP 500 Index | Cap Rate Return Limit [Member] | Shield 15 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	27.00%
Brighthouse Shield Level II 6-Year (NY) | SP 500 Index | Cap Rate Return Limit [Member] | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Brighthouse Shield Level II 6-Year (NY) | SP 500 Index | Cap Rate Return Limit [Member] | Shield 10 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	15.00%
Brighthouse Shield Level II 6-Year (NY) | SP 500 Index | Cap Rate Return Limit [Member] | Shield 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	30.00%
Brighthouse Shield Level II 6-Year (NY) | SP 500 Index | Step Rate | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Step Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	4.50%
Brighthouse Shield Level II 6-Year (NY) | SP 500 Index | Step Rate | Shield 15 | Postive Return [Member] | Point To Point 2 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Step Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	9.00%
Brighthouse Shield Level II 6-Year (NY) | SP 500 Index | Step Rate | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Step Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Brighthouse Shield Level II 6-Year (NY) | SP 500 Index | Step Rate | Shield 10 | Postive Return [Member] | Point To Point 2 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Step Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	10.00%
Brighthouse Shield Level II 6-Year (NY) | SP 500 Index | Edge Rate | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Edge Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	4.50%
Brighthouse Shield Level II 6-Year (NY) | SP 500 Index | Edge Rate | Shield 15 | Postive Return [Member] | Point To Point 2 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Edge Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	9.00%
Brighthouse Shield Level II 6-Year (NY) | SP 500 Index | Edge Rate | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Edge Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Brighthouse Shield Level II 6-Year (NY) | SP 500 Index | Edge Rate | Shield 10 | Postive Return [Member] | Point To Point 2 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Edge Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	10.00%
Brighthouse Shield Level II 6-Year (NY) | Russell 2000 Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	Russell 2000® Index (Price Return Index). The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	Russell 2000® Index* * The Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the companies in the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Annual Return [Percent]		11.29%	10.02%	15.09%	(21.56%)	13.69%	18.36%	23.72%	(12.18%)	13.14%	19.48%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(11.56%)	5.00%	5.00%	5.00%	(2.18%)	5.00%	5.00%
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]	The Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the companies in the Index.
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]	This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Brighthouse Shield Level II 6-Year (NY) | Russell 2000 Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	Russell 2000® Index. This Index is composed of equity securities of small-cap U.S. companies. Generally, the securities of small-cap companies are more volatile and riskier than the securities of larger companies. Small-cap companies are more likely to fail than larger companies.
Brighthouse Shield Level II 6-Year (NY) | Russell 2000 Index | Cap Rate Return Limit [Member] | Shield 25 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	25.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	3.50%
Brighthouse Shield Level II 6-Year (NY) | Russell 2000 Index | Cap Rate Return Limit [Member] | Shield 25 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	25.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	21.00%
Brighthouse Shield Level II 6-Year (NY) | Russell 2000 Index | Cap Rate Return Limit [Member] | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	4.50%
Brighthouse Shield Level II 6-Year (NY) | Russell 2000 Index | Cap Rate Return Limit [Member] | Shield 15 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	13.50%
Brighthouse Shield Level II 6-Year (NY) | Russell 2000 Index | Cap Rate Return Limit [Member] | Shield 15 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	27.00%
Brighthouse Shield Level II 6-Year (NY) | Russell 2000 Index | Cap Rate Return Limit [Member] | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Brighthouse Shield Level II 6-Year (NY) | Russell 2000 Index | Cap Rate Return Limit [Member] | Shield 10 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	15.00%
Brighthouse Shield Level II 6-Year (NY) | Russell 2000 Index | Cap Rate Return Limit [Member] | Shield 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	30.00%
Brighthouse Shield Level II 6-Year (NY) | Russell 2000 Index | Step Rate | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Step Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	4.50%
Brighthouse Shield Level II 6-Year (NY) | Russell 2000 Index | Step Rate | Shield 15 | Postive Return [Member] | Point To Point 2 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Step Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	9.00%
Brighthouse Shield Level II 6-Year (NY) | Russell 2000 Index | Step Rate | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Step Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Brighthouse Shield Level II 6-Year (NY) | Russell 2000 Index | Step Rate | Shield 10 | Postive Return [Member] | Point To Point 2 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Step Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	10.00%
Brighthouse Shield Level II 6-Year (NY) | Russell 2000 Index | Edge Rate | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Edge Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	4.50%
Brighthouse Shield Level II 6-Year (NY) | Russell 2000 Index | Edge Rate | Shield 15 | Postive Return [Member] | Point To Point 2 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Edge Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	9.00%
Brighthouse Shield Level II 6-Year (NY) | Russell 2000 Index | Edge Rate | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Edge Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Brighthouse Shield Level II 6-Year (NY) | Russell 2000 Index | Edge Rate | Shield 10 | Postive Return [Member] | Point To Point 2 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Edge Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	10.00%
Brighthouse Shield Level II 6-Year (NY) | MSCI EAFE Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	MSCI EAFE Index (Price Return Index). The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of the date of this prospectus the MSCI EAFE Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Index Value and Index Performance will be calculated without any exchange rate adjustment.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	MSCI EAFE Index* * The Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the companies in the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Annual Return [Percent]		27.89%	1.15%	15.03%	(16.79%)	8.78%	5.43%	18.44%	(16.14%)	21.78%	(1.88%)
Annual Return, Example Capped and Buffered [Percent]		5.00%	1.15%	5.00%	(6.79%)	5.00%	5.00%	5.00%	(6.14%)	5.00%	0.00%
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]	The Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the companies in the Index.
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]	This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Brighthouse Shield Level II 6-Year (NY) | MSCI EAFE Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	MSCI EAFE Index. The MSCI EAFE Index is comprised of equity securities of large- and mid-capitalization (“mid-cap”) companies and it is designed to measure the equity market performance of developed markets, including countries in Europe, Australia, and the Far East. In general, large-cap companies may be unable to respond quickly in response to changes in their industry and new competitive challenges and may not be able to attain the high growth rates of successful smaller companies. The securities of mid-cap companies may be more volatile and may involve more risk than the securities of larger companies. Securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty).
Brighthouse Shield Level II 6-Year (NY) | MSCI EAFE Index | Cap Rate Return Limit [Member] | Shield 25 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	25.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	3.50%
Brighthouse Shield Level II 6-Year (NY) | MSCI EAFE Index | Cap Rate Return Limit [Member] | Shield 25 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	25.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	21.00%
Brighthouse Shield Level II 6-Year (NY) | MSCI EAFE Index | Cap Rate Return Limit [Member] | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	4.50%
Brighthouse Shield Level II 6-Year (NY) | MSCI EAFE Index | Cap Rate Return Limit [Member] | Shield 15 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	13.50%
Brighthouse Shield Level II 6-Year (NY) | MSCI EAFE Index | Cap Rate Return Limit [Member] | Shield 15 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	27.00%
Brighthouse Shield Level II 6-Year (NY) | MSCI EAFE Index | Cap Rate Return Limit [Member] | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Brighthouse Shield Level II 6-Year (NY) | MSCI EAFE Index | Cap Rate Return Limit [Member] | Shield 10 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	15.00%
Brighthouse Shield Level II 6-Year (NY) | MSCI EAFE Index | Cap Rate Return Limit [Member] | Shield 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	30.00%
Brighthouse Shield Level II 6-Year (NY) | MSCI EAFE Index | Step Rate | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Step Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	4.50%
Brighthouse Shield Level II 6-Year (NY) | MSCI EAFE Index | Step Rate | Shield 15 | Postive Return [Member] | Point To Point 2 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Step Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	9.00%
Brighthouse Shield Level II 6-Year (NY) | MSCI EAFE Index | Step Rate | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Step Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Brighthouse Shield Level II 6-Year (NY) | MSCI EAFE Index | Step Rate | Shield 10 | Postive Return [Member] | Point To Point 2 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Step Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	10.00%
Brighthouse Shield Level II 6-Year (NY) | MSCI EAFE Index | Edge Rate | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Edge Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	4.50%
Brighthouse Shield Level II 6-Year (NY) | MSCI EAFE Index | Edge Rate | Shield 15 | Postive Return [Member] | Point To Point 2 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Edge Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	9.00%
Brighthouse Shield Level II 6-Year (NY) | MSCI EAFE Index | Edge Rate | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Edge Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Brighthouse Shield Level II 6-Year (NY) | MSCI EAFE Index | Edge Rate | Shield 10 | Postive Return [Member] | Point To Point 2 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Edge Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	10.00%
Brighthouse Shield Level II 6-Year (NY) | Nasdaq-100 Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	Nasdaq-100 Index® (Price Return Index). The Nasdaq-100 Index® includes 100 of the largest domestic and international non-financial securities listed on the Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	Nasdaq-100 Index® * * The Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the companies in the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Annual Return [Percent]		20.17%	24.88%	53.81%	(32.97%)	26.63%	47.58%	37.96%	(1.04%)	31.52%	5.89%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(22.97%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]	The Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the companies in the Index.
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]	This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	Nasdaq, Inc. requires that the following disclaimer be included in this prospectus: Brighthouse Shield® Level II 6-Year Annuity is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, Inc. with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, Brighthouse Shield® Level II 6-Year Annuity. The Corporations make no representation or warranty, express or implied to the owners of Brighthouse Shield® Level II 6-Year Annuity or any member of the public regarding the advisability of investing in securities generally or in Brighthouse Shield® Level II 6-Year Annuity particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance. The Corporations' only relationship to Brighthouse Life Insurance Company (“Licensee”) is in the licensing of the Nasdaq-100 Index®, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq® without regard to Licensee or Brighthouse Shield® Level II 6-Year Annuity. Nasdaq® has no obligation to take the needs of the Licensee or the owners of Brighthouse Shield® Level II 6-Year Annuity into consideration in determining, composing or calculating the Nasdaq-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of Brighthouse Shield® Level II 6-Year Annuity to be issued or in the determination or calculation of the equation by which Brighthouse Shield® Level II 6-Year Annuity is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of Brighthouse Shield® Level II 6-Year Annuity. THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF BRIGHTHOUSE SHIELD® LEVEL II 6-YEAR ANNUITY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
Brighthouse Shield Level II 6-Year (NY) | Nasdaq-100 Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	Nasdaq-100 Index®. The Nasdaq-100® Index is comprised of equity securities of the largest U.S. and non-U.S. companies listed on The Nasdaq Stock Market across all major industry groups except the financial industry. To the extent that the Nasdaq-100® Index is comprised of securities issued by companies in a particular sector, that company’s securities may not perform as well as companies in other sectors or the market as a whole. Any component securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty).
Brighthouse Shield Level II 6-Year (NY) | Nasdaq-100 Index | Cap Rate Return Limit [Member] | Shield 25 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	25.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	3.50%
Brighthouse Shield Level II 6-Year (NY) | Nasdaq-100 Index | Cap Rate Return Limit [Member] | Shield 25 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	25.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	21.00%
Brighthouse Shield Level II 6-Year (NY) | Nasdaq-100 Index | Cap Rate Return Limit [Member] | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	4.50%
Brighthouse Shield Level II 6-Year (NY) | Nasdaq-100 Index | Cap Rate Return Limit [Member] | Shield 15 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	13.50%
Brighthouse Shield Level II 6-Year (NY) | Nasdaq-100 Index | Cap Rate Return Limit [Member] | Shield 15 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	27.00%
Brighthouse Shield Level II 6-Year (NY) | Nasdaq-100 Index | Cap Rate Return Limit [Member] | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Brighthouse Shield Level II 6-Year (NY) | Nasdaq-100 Index | Cap Rate Return Limit [Member] | Shield 10 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	15.00%
Brighthouse Shield Level II 6-Year (NY) | Nasdaq-100 Index | Cap Rate Return Limit [Member] | Shield 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	30.00%
Brighthouse Shield Level II 6-Year (NY) | Nasdaq-100 Index | Step Rate | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Step Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	4.50%
Brighthouse Shield Level II 6-Year (NY) | Nasdaq-100 Index | Step Rate | Shield 15 | Postive Return [Member] | Point To Point 2 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Step Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	9.00%
Brighthouse Shield Level II 6-Year (NY) | Nasdaq-100 Index | Step Rate | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Step Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Brighthouse Shield Level II 6-Year (NY) | Nasdaq-100 Index | Step Rate | Shield 10 | Postive Return [Member] | Point To Point 2 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Step Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	10.00%
Brighthouse Shield Level II 6-Year (NY) | Nasdaq-100 Index | Edge Rate | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Edge Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	4.50%
Brighthouse Shield Level II 6-Year (NY) | Nasdaq-100 Index | Edge Rate | Shield 15 | Postive Return [Member] | Point To Point 2 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Edge Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	9.00%
Brighthouse Shield Level II 6-Year (NY) | Nasdaq-100 Index | Edge Rate | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Edge Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Brighthouse Shield Level II 6-Year (NY) | Nasdaq-100 Index | Edge Rate | Shield 10 | Postive Return [Member] | Point To Point 2 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Edge Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	10.00%